       As filed with the U.S. Securities and Exchange Commission on July 2, 2008
                                           File No. 033-47287 File No. 811-06637

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [X]
         Pre-Effective Amendment No. __                                  [ ]
         Post-Effective Amendment No. 58                                 [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [X]
         Amendment No. 59

                        (Check appropriate box or boxes.)

                                  THE UBS FUNDS
               (Exact Name of Registrant as Specified in Charter)

                    One North Wacker, Chicago, Illinois 60606
               (Address of Principal Executive Office) (Zip Code)

         Registrant's Telephone Number, including Area Code 312-525-7100

                                 Mark F. Kemper
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and Address of Agent for Service)

                  Please send copies of all communications to:

                               Bruce G. Leto, Esq.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

____ immediately upon filing pursuant to paragraph (b)
____ on [Date]pursuant to paragraph (b)
____ 60 days after filing pursuant to paragraph (a)(1)
____ on [Date] pursuant to paragraph (a)(1)
_X__ 75 days after filing pursuant to paragraph (a)(2)
____ on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

____  This  post-effective  amendment  designates  a new  effective  date  for a previously filed post-effective amendment.

This   Post-Effective   Amendment   relates   only   to   the   UBS   Tax   Free
Short-Intermediate  Bond Fund. No other information relating to any other series of the Registrant is amended or superseded hereby.

[INSERT UBS LOGO]

                                              Subject to completion July 2, 2008
The UBS Funds
UBS Tax Free Short-Intermediate Bond Fund
Prospectus

[_____________ ___], 2008

This  prospectus  offers Class A, Class C and Class Y shares in the UBS Tax Free
Short-Intermediate  Bond Fund  (the  "Fund"),  a series  of The UBS  Funds  (the
"Trust").  Each class has different sales charges and ongoing expenses.  You can choose  the class  that is best for you based on how much you plan to invest and how long you plan to hold your Fund shares. Class Y shares are available only to certain types of investors.

As with all mutual funds, the U.S.  Securities and Exchange  Commission  ("SEC")
has not approved or  disapproved  the Fund's shares or  determined  whether this prospectus is complete or accurate. To state otherwise is a crime.

The  information  in this  prospectus is not complete and may be changed.  These securities may not be sold until the  registration  statement filed with the SEC is effective. The prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

              Not FDIC Insured. May lose value. No bank guarantee.

Contents

The UBS Funds
What every investor should know about the Fund

Investment objective, strategies, securities selection and risks.....Page [___]
Performance..........................................................Page [___]
Expenses and fee tables..............................................Page [___]

Your investment
Information for managing your Fund account

Managing your Fund account...........................................Page [___]
- Flexible pricing
- Buying shares
- Selling shares
- Exchanging shares
- Pricing and valuation

Additional information
Additional important information about the Fund

Management...........................................................Page [___]

Disclosure of portfolio holdings.....................................Page [___]

Dividends and taxes..................................................Page [___]

Financial highlights.................................................Page [___]

Where to learn more about the Fund...................................Back cover

   Please find the UBS Funds' privacy notice on page [___] of this prospectus

           The Fund is not a complete or balanced investment program.

UBS Tax Free Short-Intermediate Bond Fund
--------------------------------------------------------------------------------
Investment objective, strategies, securities selection and risks

Fund objective
The Fund seeks current income exempt from regular federal income tax, consistent
with   preservation   of   capital.   The   Fund's   investment   objective   is
non-fundamental,  which  means  that  it  may  be  changed  without  shareholder approval.

Principal investment strategies
Under  normal  market  conditions,  the Fund will invest at least 80% of its net assets  (plus  borrowings  for  investment  purposes,  if any) in bonds that pay income exempt from federal income tax, including the federal alternative minimum tax.  These  are  bonds  and  similar  securities  issued by or on behalf of the states, territories and possessions of the United States (including the District of Columbia) and their political  subdivisions,  agencies and  instrumentalities that are exempt from federal income tax (i.e.,  excludable from gross income for individual  income tax purposes but not  necessarily  exempt from state or local taxes). The Fund is a non-diversified fund.

The Fund's  investments  in bonds may include,  but are not limited to,  general obligation and revenue municipal bonds,  tax-exempt commercial paper, short-term municipal notes, tender option bonds, floating and variable rate obligations and other  municipal  securities that pay income exempt from federal income tax. The
Fund may also invest in insured and uninsured municipal securities. Under normal circumstances, the Fund will maintain a dollar-weighted average maturity of more than two years,  but less than five years,  although it may invest in securities of any maturity or duration.

The Fund normally  invests at least 85% of its net assets in bonds rated, at the time of purchase,  A- or above by Standard & Poor's Ratings Group ("S&P"), or A3 or above by Moody's Investors Service, Inc. ("Moody's"), or an equivalent rating from another nationally  recognized  statistical rating agencies  ("NRSRO"),  or unrated  securities  that are deemed to be of  equivalent  quality by UBS Global
Asset Management  (Americas) Inc., the Fund's investment advisor ("UBS Global AM
(Americas)"  or the  "Advisor").  The Fund may also  invest up to 15% of its net assets in bonds rated, at the time of purchase,  below A-/A3 but above BBB-/Baa3 by S&P or Moody's respectively,  or an equivalent rating from another NRSRO. If, after  purchase,  the credit  rating on a security is  downgraded  or the credit quality deteriorates, the Advisor will determine in its sole discretion, whether the security should be held or sold.

The Fund may, but is not required to, use derivative instruments ("Derivatives")
to  help  manage  its  portfolio  duration  and  market  exposures.   Generally,
Derivatives  are  financial  contracts  whose value  depends upon, or is derived from,  the value of an  underlying  asset or reference  rate,  and may relate to stocks, bonds and interest rates.  Examples of Derivatives include interest rate futures  contracts,  swaps  (including,  but not limited to interest rate, total return  and  credit  default  swaps),  treasury  futures,  structured  notes and interest rate lock transactions.

Securities selection
The Advisor  employs a disciplined  investment  process  implementing  three key decisions:  duration/ yield curve positioning  (i.e.,  interest rate forecasting and maturity  allocation),  sector allocation and security  selection.  Duration decisions are derived through monitoring five key economic  variables:  monetary policy,  level of economic  activity,  inflation,  real estate  rates and market psychology.  The Advisor's sector allocation strategy examines relative value by analyzing historical valuations, current fundamentals, and future trends through in-depth  research.  Once the  relationships  between  these  sectors  have been established,  the final  decision of  security  selection  is made by  portfolio managers with  substantial  input from the UBS Global AM (Americas)  team, which constantly monitors the municipal investment objective,  strategies,  securities selection and risks market.  This disciplined  process looks to maximize returns for each given level of risk. All decisions are supported by four vital types of research: economic, quantitative, credit and market.

When  market  conditions  warrant,  the  Fund  may  make  substantial  temporary defensive  investments  in cash or money  market  instruments  that pay  taxable interest. Since these investments provide relatively low income that is taxable, a defensive  position may not be consistent with achieving the Fund's investment objective.  However,  the Fund also may invest in money market  instruments that pay tax-exempt interest as part of its ordinary investment strategy.

The Advisor actively manages the Fund. As such, the Fund may have high portfolio
turnover,   which  may  result  in  higher  costs  for  brokerage   commissions,
transaction  costs  and  taxable  gains.  The  trading  costs  and  tax  effects associated with portfolio turnover may adversely affect the Fund's performance.

Principal risks
An investment in the Fund is not guaranteed;  you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

o    Interest  rate risk-- The risk that changing  interest  rates may adversely affect the value of an investment. An increase in prevailing interest rates typically  causes the value of municipal bonds to fall,  while a decline in prevailing  interest rates may cause the market value of municipal bonds to rise.  Changes  in  interest  rates will  affect  the value of  longer-term municipal securities more than shorter-term municipal securities and higher quality municipal securities more than lower quality municipal securities.

o    Credit  risk--  The risk  that a  municipal  bond  issuer  may  default  or otherwise  be unable to honor a  financial  obligation,  or may become less willing or less able to do so.  Municipal bonds with lower ratings may have increased risks of default.

o    Credit risk of insured  municipal bonds-- Some municipal bonds are "insured bonds," which means that a private insurer  guarantees  payment even if the issuer of the bond  defaults.  Insured  bonds are  subject to credit  risks relating to both the issuer and the insurer, because if the market believes that either of them has become less able to make payments, the value of the municipal  bond may  decline.  With  respect  to  insured  bonds,  an event involving a specific insurer could have a significant adverse effect on the value of the bond insured by that  insurance  company and on the  municipal market as a whole.  There is no  assurance  that  insurers  will meet their claims.  Bond  insurance  does not protect  against  interest rate or other non-credit risks.

o    Prepayment or call risk-- The risk that issuers will prepay  municipal bond obligations  when  interest  rates  fall,  forcing  the Fund to reinvest in obligations  with  lower  interest  rates  than the  original  obligations.
     Municipal  bonds subject to call provisions also may not benefit fully from the rise in value that generally occurs for bonds when interest rates fall.

o    Political   risk--  The  risk  that  the  municipal   bond  market  may  be
     significantly  affected by  political  changes,  including  legislation  or proposals  at either the state or the federal  level to  eliminate or limit the tax-exempt status of a municipal bond fund's interest or the tax-exempt status of a municipal bond fund's dividends.  Similarly,  reductions in tax rates may make  municipal  bonds less  attractive  in comparison to taxable bonds  or  other  types  of  investments.  Legislatures  also  may  fail to appropriate  funds needed to pay municipal bond  obligations.  These events could cause the value of the Fund's  investments in municipal bonds to fall and might adversely affect the tax-exempt status of the Fund's  investments or of the dividends that the Fund pays. During periods of uncertainty,  the prices of municipal securities may become volatile.

o    Tax liability risk-- The risk of non-compliant  conduct by a municipal bond
     issuer,   resulting  in   distributions   by  the  Fund  being  taxable  to
     shareholders as ordinary income.

o    Related securities concentration risk-- The risk that, because the Fund may invest more than 25% of its net assets in  municipal  bonds that are issued to finance similar projects,  economic,  business or political developments or changes that affect one municipal  bond also may affect other  municipal bonds in the same sector. As a result,  the Fund is subject to greater risk than funds that do not follow this practice.

o    Market risk-- The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single  issuer,  industry or section of the  economy,  or it may affect the market as a whole.

o    Derivatives risk--  Derivatives  involve risks different from, and possibly greater than, the risks  associated  with investing  directly in securities and other instruments.  Derivatives require investment  techniques and risk analyses  different  from  those  of  other  investments.  If  the  Advisor incorrectly  forecasts the value of securities,  interest  rates,  or other economic factors in using derivatives, the Fund might have been in a better position  if the Fund had not  entered  into the  Derivatives.  While  some strategies involving  Derivatives can protect against the risk of loss, the use of Derivatives  can also reduce the opportunity for gain or even result
     in  losses  by  offsetting   favorable   price   movements  in  other  Fund
     investments.  Derivatives  also involve the risk of  mispricing or improper valuation,  the risk  that  changes  in the value of a  Derivative  may not correlate  perfectly with the underlying  asset,  rate,  index,  or overall securities  markets,  and  counterparty  and credit risk (the risk that the other party to a swap  agreement or other  derivative  will not fulfill its contractual  obligations,  whether because of bankruptcy or other default).
     Gains or losses involving some options,  futures, and other Derivatives may be substantial (for example,  for some Derivatives,  it is possible for the
     Fund to lose more than the amount the Fund  invested  in the  Derivatives).
     Some Derivatives tend to be more volatile than other investments, resulting in larger gains or losses in response to market  changes.  Derivatives  are subject to a number of other risks,  including liquidity risk (the possible lack of a secondary  market for Derivatives and the resulting  inability of the Fund to sell or otherwise close out the  Derivatives) and interest rate risk (some  Derivatives  are more  sensitive  to interest  rate changes and market price  fluctuations).  Finally,  the Fund's use of  Derivatives  may
     cause the Fund to  realize  higher  amounts  of  short-term  capital  gains
     (generally  taxed at  ordinary  income tax rates)  than if the Fund had not used such instruments.

o    Non-diversification  risk--  The risk that the Fund  will be more  volatile than a  diversified  fund  because the Fund invests its assets in a smaller number  of  issuers.  The  gains  and  losses  on a  single  security  may, therefore,  have a  greater  impact  on the  Fund's  net  asset  value.  In addition,  a fund that invests in a  relatively  small number of issuers is more susceptible to risks  associated with a single economic,  political or regulatory occurrence than a more diversified fund might be.

Other information
Commodity pool operator  exemption-- The Trust has claimed an exclusion from the definition of the term "commodity  pool operator"  under the Commodity  Exchange
Act ("CEA"),  and, therefore,  is not subject to registration or regulation as a pool operator under the CEA.

Performance

There  is no  performance  information  quoted  for the Fund as the Fund had not commenced investment operations as of the date of this prospectus.

Expenses and fee tables

Fees and expenses.  These tables describe the fees and expenses that you may pay if you buy, sell and hold shares of the Fund.

Shareholder transaction expenses  (fees paid directly from your investment)(1)

                                                        Class A          Class C          Class Y

Maximum front-end sales charge (load) imposed on
purchases (as a % of offering price)............        2.50%            None             None
Maximum contingent deferred sales charge (load)
(CDSC) (as a % of purchase or sales price,
whichever is less) .............................        None(2)          0.35%            None
Exchange fee....................................        None             None             None
Redemption fee (as a percentage of amount
redeemed within 15 days of purchase, if
applicable)(3)..................................        1.00%            1.00%            1.00%

Annual Fund operating expenses  (expenses that are deducted from Fund assets)(4)

                                                        Class A          Class C          Class Y

Management fees.................................         0.25%            0.25%            0.25%
Distribution and/or service (12b-1) fees........         0.15%            0.35%            None
Other expenses(5)...............................         0.48%            0.48%            0.48%

Total annual Fund operating expenses............         0.88%            1.08%            0.73%

Less management fee waiver/expense reimbursements        0.23%            0.23%            0.23%

Net expenses(6).................................         0.65%            0.85%            0.50%

(1)  Securities dealers or other financial institutions, including UBS Financial
     Services  Inc.,  may charge a fee to process a purchase  or  redemption  of shares.  UBS Financial  Services Inc.  currently charges a fee of $5.25 for such transactions.

(2)  Purchases  of $250,000  or more that were not subject to a front-end  sales charge are subject to a 0.35% CDSC if sold within  one-year of the purchase date.

(3)  Please  see  the  section   entitled   "Redemption   fees"  for  additional
     information concerning the applicability of the redemption fee.

(4)  The fees and expenses are based on estimates.

(5)  "Other Expenses"  include,  among other expenses,  an administrative fee of
     0.075% paid by the Fund to UBS Global AM (Americas).  "Other Expenses" also include the Fund's  proportionate  share of the fees and  expenses of other investment  companies  that the  Fund  indirectly  pays as a result  of its investment in the investment companies,  which is estimated to be less than
     0.01% of the average net assets of the Fund.

(6)  The Trust,  with  respect to the Fund,  and the Advisor have entered into a written  agreement  pursuant  to which the  Advisor  has  agreed to waive a portion of its  management  fees and/or to  reimburse  expenses  (excluding expenses  incurred  through  investment in other  investment  companies and interest  expense)  to the extent  necessary  so that the Fund's  operating
     expenses   (excluding   expenses  incurred  through   investment  in  other
     investment companies and interest expense),  through the fiscal year ending
     June 30, 2009,  do not exceed  0.65% for Class A shares,  0.85% for Class C shares and 0.50% for Class Y shares. Pursuant to the written agreement, the
     Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses  for a period of three  years  following  such fee  waivers  and expense reimbursements to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable  expense limit that is in place for the Fund.

Example
This  example is intended to help you compare the cost of  investing in the Fund with the cost of  investing in other mutual  funds.  The Fund has not  projected expenses  beyond the three-year  period shown because the Fund had not commenced investment operations as of the date of this prospectus.

The example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated  and then sell all of your shares at the end of those  periods  unless otherwise stated.  The example also assumes that your investment has a 5% return each year and that the Fund's  operating  expenses  remain  the same,  except as described  below.*  Although your actual costs may be higher or lower,  based on these assumptions, your costs would be:

                                                                     1 year       3 years

Class A.......................................................        $315            $501
Class C (assuming sale of all shares at end of period)........        $122            $321
Class C (assuming no sale of shares)..........................         $87            $321
Class Y.......................................................         $51            $210

*    The costs  described in the example  reflect the "Net expenses" of the Fund that would result from the contractual fee waiver and expense reimbursement agreement  with the Advisor for the first year only and the costs for the 3 years reflect the "Total annual fund  operating  expenses"  without any fee waiver  and/or  expense  reimbursement.  If  the  fee  waiver  and  expense reimbursement  continues  in effect  beyond this year,  your costs would be expected  to be lower  than  the  amounts  shown  above  under  the 3 years estimates.

Managing your Fund account

Flexible pricing
The Fund  offers  three  classes  of shares - Class A, Class C and Class Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest and how long you plan to hold your shares of the Fund.  Class Y shares are only  available  to certain types of investors.

The Fund has adopted separate plans pertaining to the Class A and Class C shares of the Fund under rule 12b-1 that allow the Fund to pay service and, for Class C shares,  distribution  fees,  for the sale of the  Fund's  shares  and  services provided to shareholders. Because the 12b-1 fees for Class C shares are paid out of the Fund's assets on an ongoing basis,  over time they will increase the cost of your  investment  and may cost you more than if you paid other types of sales charges, such as the front-end sales charge for Class A shares.

You may  qualify  for a waiver of certain  sales  charges on Class A and Class C shares.  See "Sales charge waivers for Class A and Class C shares" later in this prospectus.  You may also qualify for a reduced  sales charge on Class A shares.
See "Sales charge reductions for Class A shares" later in this prospectus.

Class A shares
Class A shares have a front-end  sales  charge that is included in the  offering price of the Class A shares.  This sales  charge is paid at the time of purchase and is not  invested  in the Fund.  Class A shares pay an annual  service fee of
0.15% of average  net assets,  but they pay no  distribution  fees.  The ongoing expenses for Class A shares are lower than for Class C shares.

The Class A sales charges for the Fund are described in the following table:

Class A sales charges:

                                                                                               Reallowance to
                                            Sales charge as a percentage of:               selected dealers as
Amount of investment                  offering price        net amount invested         percentage of offering price
-------------------------------------------------------------------------------------------------------------------------
Less than $50,000..............           2.50%                  2.56%                             2.00%
$50,000 to $99,999.............           2.00                   2.04                              1.75
$100,000 to $249,999...........           1.00                   1.01                              0.90
$250,000 and over (1)..........           None                   None                              0.35

(1)  A contingent  deferred sales charge of 0.35% of the shares'  offering price or the net asset value at the time of sale by the shareholder, whichever is less,  is charged on sales of shares made  within one year of the  purchase date. Class A shares representing reinvestment of dividends are not subject to this 0.35% charge. Withdrawals in the first year after purchase of up to
     12% of the  value of the Fund  account  under  the  Fund's  Automatic  Cash
     Withdrawal Plan are not subject to this charge.

If you intend to  purchase  more than $5  million of Class A shares,  you should instead purchase Class Y shares, which have lower on-going expenses.

Class C shares
Class C shares pay an annual  12b-1  distribution  fee of 0.10% of  average  net assets,  as well as an annual 12b-1  service fee of 0.25% of average net assets.
Class C shares do not  convert to another  class of shares.  This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a contingent deferred sales charge of 0.35%, applicable if you sell your  shares  within  one year of the date you  purchased  them.  We calculate  the deferred  sales charge on sales of Class C shares by  multiplying
0.35% by the lesser of the net asset  value of the Class C shares at the time of purchase or the net asset value at the time of sale.

Sales charge waivers for Class A and Class C shares
Class A front-end sales charge  waivers.  Front-end sales charges will be waived if you buy Class A shares with proceeds from the following sources:

1.   Redemptions  from any  registered  mutual  fund for which UBS Global  Asset
     Management (US) Inc. ("UBS Global AM (US)") or any of its affiliates serves as principal underwriter if you:

     o    Originally paid a front-end sales charge on the shares; and

     o    Reinvest the money within 60 days of the redemption date.

The Fund's  front-end  sales charges will also not apply to Class A purchases by or through:

1.   Employees  of UBS AG and its  subsidiaries  and  members of the  employees'
     immediate  families;  and members of the Board of  Directors/Trustees  (and former Board members who retire from such Boards after December 1, 2005) of any  investment  company  for  which  UBS  Global  AM  (US)  or  any of its affiliates serve as principal underwriter.

2.   Trust  companies  and bank trust  departments  investing on behalf of their clients if clients  pay the bank or trust  company an  asset-based  fee for trust or asset management services.

3.   Retirement  plans and  deferred  compensation  plans that have assets of at least $1 million or at least 25 eligible employees.

4.   Broker-dealers  and  other  financial  institutions  (including  registered investment  advisers  and  financial  planners)  that have  entered  into a selling agreement with UBS Global AM (US) (or otherwise have an arrangement with a broker-dealer  or other financial  institution with respect to sales of Fund shares), on behalf of clients  participating in a fund supermarket, wrap  program,  or other  program in which  clients pay a fee for  advisory
     services,   executing   transactions  in  Fund  shares,  or  for  otherwise
     participating in the program.

5.   Employees of  broker-dealers  and other financial  institutions  (including registered  investment  advisers and financial  planners) that have entered into a selling  agreement  with UBS Global AM (US) (or otherwise  having an arrangement  with a  broker-dealer  or  other  financial  institution  with respect to sales of Fund shares),  and their immediate  family members,  as allowed by the internal policies of their employer.

6.   Insurance company separate accounts.

7.   Shareholders  of the Class N shares of any UBS Fund who held such shares at the time they were redesignated as Class A shares.

8.   Reinvestment of capital gains distributions and dividends.

9.   College savings plans  organized under Section 529 of the Internal  Revenue
     Code (the "IRC").

Class A and  Class C  shares  contingent  deferred  sales  charge  waivers.  The contingent deferred sales charge will be waived for:

     o    Redemptions of Class A shares by former holders of Class N shares;

     o    Exchanges  between  funds for  which UBS  Global AM (US) or one of its affiliates  serves as principal  underwriter,  if purchasing  the same class of shares;

     o    Redemptions  following the death or disability of the  shareholder  or beneficial owner;

     o    Tax-free returns of excess contributions from employee benefit plans;

     o    Distributions from employee benefit plans, including those due to plan termination or plan transfer;

     o    Redemptions  made in  connection  with the Automatic  Cash  Withdrawal
          Plan, provided that such redemptions:

          -    are limited  annually to no more than 12% of the original account value;

          -    are made in equal  monthly  amounts,  not to exceed 1% per month;
               and

          -    the  minimum  account  value  at  the  time  the  Automatic  Cash
               Withdrawal Plan was initiated was no less than $5,000; and

     o    Redemptions of shares purchased through certain retirement plans.

Sales charge reductions for Class A shares
Right of accumulation. A purchaser of Class A shares may qualify for a reduction of the  front-end  sales  charge on  purchases  of Class A shares by combining a current  purchase  with certain  other Class A, Class B, Class C, Class P and/or
Class Y shares of Family  Funds(1)  already owned ("Family  Funds" include other
UBS Funds,  UBS PACE  Select  funds and other funds for which UBS Global AM (US)
serves as principal underwriter). To determine if you qualify for a reduction of the front-end sales charge,  the amount of your current purchase is added to the current  net asset value of your other Class A, Class B, Class C, Class P and/or
Class Y shares, as well as those Class A, Class B, Class C, Class P and/or Class
Y shares of your spouse and  children  under the age of 21 and who reside in the same  household.  If you are the sole owner of a  company,  you may also add any company accounts,  including retirement plan accounts invested in Class A, Class
B, Class C, Class P and/or Class Y shares of the Family  Funds.  Companies  with one or more retirement  plans may add together the total plan assets invested in
Class A, Class B, Class C, Class P and/or  Class Y shares of the Family Funds to determine the front-end  sales charge that applies.  To qualify for the discount on a purchase through a financial  institution,  when each purchase is made, the investor  or  institution  must  provide  UBS  Global  AM (US)  with  sufficient information to verify that the purchase qualifies for the privilege or discount.
The right of accumulation  may be amended or terminated by UBS Global AM (US) at any time as to purchases occurring thereafter.

Shares purchased through a broker/dealer may be subject to different  procedures concerning Rights of Accumulation.  Please contact your investment  professional for more information.

Letter of intent  Investors  may also obtain  reduced  sales charges for Class A shares for  investments  of a particular  amount by means of a written Letter of
Intent,  which expresses the investor's intention to invest that amount within a period of 13 months in shares of one or more Family  Funds.(1)  Each purchase of
Class A shares  under a Letter of  Intent  will be made at the  public  offering price  applicable  at the time of such purchase to a single  transaction  of the total dollar  amount  indicated in the Letter of Intent.  A Letter of Intent may include  purchases  of Class A, Class C and/or Class Y shares made not more than three months  prior to the date that the  investor  signs a Letter of Intent and during the 13-month period in which the Letter of Intent is in effect;  however, the 13-month period during which the Letter of Intent is in effect will begin on the date on which the Letter of Intent is signed.

-------------------------------------------------------------------------------
(1)  Please note that any Family Fund that is a money market fund will not count for  purposes  of the right of  accumulation  discount  or for  purposes of satisfying the forms of a Letter of Intent.
-------------------------------------------------------------------------------

Investors  do not receive  credit for shares  purchased by the  reinvestment  of distributions.  Investors  qualifying  for  a  right  of  accumulation  discount
(described previously) may purchase shares under a single Letter of Intent.

The Letter of Intent is not a binding  obligation  upon the investor to purchase the full amount  indicated.  The minimum  initial  investment  under a Letter of
Intent is 5% of such amount, which must be invested immediately.  Class A shares purchased  with the  first 5% of such  amount  may be held in  escrow  to secure payment of the higher sales charge  applicable to the shares actually  purchased if the full amount  indicated is not purchased.  When the full amount  indicated
has been  purchased,  the escrow will be  released.  If an  investor  desires to redeem  escrowed  shares before the full amount has been  purchased,  the shares will be released only if the investor pays the sales charge that, without regard to the Letter of Intent, would apply to the total investment made to date.

Letter  of  Intent  forms  may be  obtained  from  UBS  Global  AM  (US) or from investment professionals. Investors should read the Letter of Intent carefully.

Shares purchased through a broker/dealer may be subject to different  procedures concerning  Letters of Intent.  Please contact your investment  professional for more information.

Note on sales charge reductions and waivers for Class A and Class C shares
Additional  information  concerning  sales  charge  reductions  and  waivers  is available in the Fund's  Statement of  Additional  Information  ("SAI").  If you
think you qualify for any of the sales charge  waivers or  reductions  described previously, you may need to notify and/or provide documentation to UBS Global AM
(US).  You will also need to notify UBS Global AM (US) of the existence of other accounts in which there are holdings  eligible to be  aggregated to meet certain sales  load  breakpoints.  Information  you may need to provide to UBS Global AM
(US) may include:

     o    Information  or records  regarding  shares of the Fund or other  funds held in all accounts at any financial intermediary;

     o    Information  or records  regarding  shares of the Fund or other  funds held in any account at any financial  intermediary  by related parties of the shareholder, such as members of the same family; and/or

     o    Any  information  that  may be  necessary  for UBS  Global  AM (US) to determine  your  eligibility  for a  reduction  or  waiver  of a sales charge.

For more  information,  you should contact your investment  professional or call
1-800-647 1568. If you want  information on the Automatic Cash Withdrawal  Plan, see the SAI or contact your investment professional. Also, information regarding the Fund's distribution  arrangements and the applicable sales charge reductions
and  waivers  is  available  on  the  Fund's  Web  Site,  free  of  charge,   at
http://www.ubs.com/globalam.

Class Y shares
Shareholders  pay no front-end  sales  charges on Class Y shares.  However,  UBS
Global AM (US), as principal  underwriter  of the Fund, may make payments out of its own resources,  to affiliated (UBS Financial Services Inc.) and unaffiliated dealers,  pursuant to written dealer agreements as follows:  a one time finder's fee consistent  with the Fund's Class A share  Reallowance to Selected  Dealers'
schedule  (see page [__]) and beginning in month 13, an ongoing fee in an amount up to 15 basis  points.  UBS  Global AM (US)  does not make  these  payments  on employee related Class Y share accounts and reserves the right not to make these payments if it determines, in its sole discretion, that a dealer has been acting to the  detriment of the Fund.  The one time  finder's fee is  calculated on the date of purchase  and may be paid in four equal  installments  over the first 12 months of  ownership.  UBS Global AM (US)  reserves  the right to suspend  these payments at any time in its sole discretion.

The following are eligible to purchase Class Y shares:

     o    Shareholders  of the  Class I shares  of any UBS  Fund  who held  such shares as of the date the shares were redesignated Class Y shares;

     o    Retirement plans with 5,000 or more eligible employees or $100 million or more in plan assets;

     o    Retirement  plan  platforms/programs  that  include Fund shares if the platform/program covers plan assets of at least $100 million;

     o    Trust companies and bank trust departments purchasing shares on behalf of their clients in a fiduciary capacity;

     o    Banks, registered investment advisors and other financial institutions purchasing  fund shares for their  clients as part of a  discretionary asset allocation model portfolio;

     o    College  savings  plans  organized  under  Section  529 of the IRC, if shareholder  servicing  fees  are  paid  exclusively  outside  of  the participating funds;

     o    Other investors as approved by the Fund's Board of Trustees;

     o    Shareholders  who invest a minimum initial amount of $5 million in the
          Fund.  An  institutional  investor may  aggregate  its  holdings  with holdings  of  certain  related  institutional  investors  to meet  the foregoing minimums;

     o    Foundations,   Endowments   and   Religious   and   other   charitable
          organizations  described in Section 501(c)(3) of the IRC that invest a minimum initial amount of $2,500,000;

     o    Employees  of UBS  Global AM  (Americas),  UBS  Global AM (US) or Adam
          Street Partners as long as the employee  establishes an account in his or her name  directly  at the Fund's  transfer  agent and  purchases a minimum initial amount of $50,000; and

     o    Members of the Board of  Directors/Trustees  (and former Board members who retire from such Boards after  December 1, 2005) of any investment company for which UBS Global AM (US) or any of its  affiliates  serves as principal underwriter, subject to a minimum initial purchase amount of $50,000 in an account  established by the member in his or her name directly at the Fund's transfer agent.

Class Y shares do not pay  ongoing  12b-1  distribution  or  service  fees.  The ongoing expenses for Class Y shares are the lowest of all the classes.

Buying shares
You can buy Fund shares through your investment  professional at a broker-dealer or other  financial  institution  with  which  UBS  Global  AM (US) has a dealer agreement.

If you wish to invest in other Family Funds, you can do so by:

     o    Contacting your investment  professional  (if you have an account at a financial  institution  that has entered into a dealer  agreement with
          UBS Global AM (US));

     o    Buying shares  through the transfer  agent as described  later in this prospectus; or

     o    Opening an account by exchanging shares from another Family Fund.

Selected  securities  dealers or other  financial  institutions,  including  UBS
Financial Services Inc., may charge a processing fee to confirm a purchase.  UBS
Financial Services Inc. currently charges a fee of $5.25.

The Fund and UBS Global AM (US) reserve the right to reject a purchase  order or suspend the offering of shares.

Through financial institutions/professionals
As mentioned  above, the Fund has entered into one or more sales agreements with brokers,  dealers or other financial  intermediaries  ("Service Providers"),  as well as with financial  institutions (banks and bank trust departments) (each an
"Authorized Dealer"). The Authorized Dealer, or intermediaries designated by the
Authorized Dealer (a "Sub-designee"),  may in some cases be authorized to accept purchase  and  redemption  orders that are in "good form" on behalf of the Fund.
The Fund will be deemed to have received a purchase or redemption order when the
Authorized  Dealer or Sub-designee  receives the order in good form. Such orders will be priced at the Fund's net asset value next  computed  after such order is received in good form by the Authorized Dealer or Sub-designee. These Authorized
Dealers  may  charge  the  investor  a  transaction  fee or other  fee for their services at the time of purchase.  These fees would not be otherwise  charged if you purchased  shares directly from the Fund. It is the  responsibility  of such
Authorized  Dealers or  Sub-designees  to promptly  forward purchase orders with payments to the Fund.

Additional compensation to affiliated dealer
UBS  Global  AM (US)  pays its  affiliate,  UBS  Financial  Services  Inc.,  the following additional compensation in connection with the sale of Fund shares:

     o    0.05% of the  value  (at the time of sale) of all  shares  of the Fund sold through UBS Financial Services Inc.; and

     o    a monthly  retention  fee at the annual rate of 0.075% of the value of the  Fund's  shares  that are held in a UBS  Financial  Services  Inc.
          account at month-end.

The foregoing payments are made by UBS Global AM (US) out of its own resources.

Minimum investments:
Class A and Class C shares:

To open an account......................          $1,000
To add to an account....................            $100

The Fund may waive or reduce these amounts for:

     o    Employees of UBS Global AM (US) or its affiliates; or

     o    Participants   in  certain   pension   plans,   retirement   accounts,
          unaffiliated  investment  programs or the Fund's automatic  investment plan.

Market timers. The interests of the Fund's long-term shareholders and the Fund's ability to manage its  investments  may be  adversely  affected  when the Fund's shares  are  repeatedly  bought  and  sold  in  response  to  short-term  market fluctuations--also known as "market timing." Market timing may cause the Fund to have difficulty implementing long-term investment strategies,  because it cannot predict how much cash it will have to invest.  Market  timing also may force the
Fund to sell  portfolio  securities at  disadvantageous  times to raise the cash needed to buy a market  timer's Fund shares.  Market timing also may  materially increase the Fund's  transaction  costs,  administrative  costs or taxes.  These factors may hurt the Fund's performance and its shareholders.

The Board of Trustees of the Trust has adopted the following policies as a means to discourage,  detect and prevent market timing.  The Fund will reject purchase orders and  exchanges  into the Fund by any  person,  group or account  that UBS
Global AM (Americas), as the Fund's Advisor and Administrator,  determines to be a market timer.  UBS Global AM  (Americas)  maintains  market timing  prevention procedures  under which it reviews daily reports from the Fund's  transfer agent of all  accounts  that  engaged in  transactions  in Fund  shares  that exceed a specified  monetary  threshold and effected such  transactions  within a certain period of time to evaluate whether any such account had engaged in market timing activity. In evaluating the account transactions,  UBS Global AM (Americas) will consider the potential  harm of the trading or exchange  activity to the Fund or
its  shareholders.   If  UBS  Global  AM  (Americas)  determines,  in  its  sole discretion,  that a shareholder  has engaged in market timing,  the  shareholder will be  permanently  barred from making future  purchases or exchanges into the
Fund.  Additionally,  in making a determination  as to whether a shareholder has engaged in market timing,  the shareholder's  account may be temporarily  barred
from  making   additional   investments  into  the  Fund  pending  a  definitive
determination.  In  addition,  if a  Financial  Advisor  is  identified  as  the
Financial  Advisor of two or more accounts  that have engaged in market  timing,
UBS  Global AM  (Americas)  may  prohibit  the  Financial  Advisor  from  making additional purchases of the Fund on behalf of its clients.

Shares of the Fund may be held through omnibus account  arrangements,  whereby a broker-dealer,  investment  advisor,  retirement plan sponsor or other financial intermediary (each a "Financial Intermediary") maintains an omnibus account with the Fund for  trading  on  behalf  of its  customers  or  participants.  Omnibus
accounts  are  accounts   that   aggregate   the   transactions   of  underlying
shareholders, thus making it difficult to identify individual underlying account holder  activity.  UBS Global AM  (Americas)  reviews  purchase  and  redemption activity  in omnibus  accounts  on a daily  basis to seek to identify an unusual pattern  of trading  activity  within a short  period of time.  If UBS Global AM
(Americas)  detects  an  unusual  pattern  of  trading  activity,  UBS Global AM
(Americas)  will notify the Financial  Intermediary  of the omnibus  account and will request that the Financial  Intermediary provide underlying account detail.
If UBS Global AM (Americas)  identifies market timing activity, it will instruct the Financial  Intermediary  to block the customer or  participant  from further purchases of Fund shares.  In the event that the Financial  Intermediary  cannot identify and block the customer or  participant,  UBS Global AM (Americas)  will require the Financial  Intermediary  to block the  particular  plan from further purchases  of Fund  shares.  UBS  Global AM  (Americas)  also will  periodically request underlying account detail for omnibus accounts for review and analysis.

While the Fund will seek to take actions  (directly  and with the  assistance of
Financial Intermediaries) that will detect market timing, the Fund's efforts may not be completely successful in minimizing or eliminating such trading activity.

When it is determined that a Financial  Intermediary's frequent trading policies and procedures  sufficiently protect Fund shareholders,  the Fund and UBS Global
AM (Americas) may rely on the Financial Intermediary's frequent trading policies and procedures with respect to transactions  by shareholders  investing  through the  Financial  Intermediary  rather  than  applying  the Fund's  market  timing prevention procedures.  The determination to rely on a Financial  Intermediary's frequent  trading  policies  and  procedures  will be made after a review of the policies and procedures by the Legal and Compliance Departments of UBS Global AM
(Americas).  The Chief  Compliance  Officer  of UBS  Global AM  (Americas)  will
determine  whether  the  policies  and  procedures   sufficiently  protect  Fund
shareholders.  The  types of  Financial  Intermediaries  that may have  frequent trading  policies and  procedures on which the Fund and UBS Global AM (Americas)
may rely may  include  broker-dealers,  advisers,  clearing  firms,  bank  trust departments,  retirement plan  administrators,  other record keepers and certain wrap fee  program/platforms.  In such cases,  a Financial  Intermediary  through which a shareholder may own Fund shares may impose frequent trading restrictions that  differ  from those of the Fund.  If you have  purchased  shares  through a
Financial  Intermediary  as described  above,  you should contact your Financial
Intermediary to determine the frequent trading  restrictions  that apply to your account.

Certain  types of  transactions  will  also be  exempt  from the  market  timing prevention  procedures.  These exempt transactions are purchases and redemptions through the  Automatic  Cash  Withdrawal  Plan,  purchases  through an automatic investment  plan,  redemptions  by wrap  fee  accounts  that  have an  automatic rebalancing  feature  and that  have been  identified  to the  Fund's  principal underwriter and transfer agent, certain non-participant directed transactions in retirement plans and purchases and redemptions by UBS funds of funds.

Selling shares
You can sell  your Fund  shares  at any time.  If you own more than one class of shares, you should specify which class you want to sell. If you do not, the Fund will assume that you want to sell shares in the following  order:  Class A, then
Class C, and last, Class Y.

If you want to sell  shares  that you  purchased  recently,  the Fund may  delay payment until it verifies  that it has received  good payment.  If you hold your shares through a financial  institution,  you can sell shares by contacting your investment  professional,  or an  Authorized  Dealer or  Sub-designee,  for more information.  Important note: Each  institution or professional may have its own procedures  and  requirements  for selling  shares and may charge  fees.  If you purchased  shares  through  the  Fund's  transfer  agent,  you may sell  them as explained later in this prospectus.

If you sell Class A shares and then  repurchase  Class A shares of the same Fund within 365 days of the sale,  you can reinstate  your account  without  paying a sales charge.

Securities  dealers or other  financial  institutions,  including  UBS Financial
Services Inc., may charge a fee to process a redemption of shares. UBS Financial
Services Inc. currently charges a fee of $5.25.

The Fund  reserves  the right to pay  redemptions  "in kind"  (i.e.,  payment in securities rather than cash) if the investment you are redeeming is large enough to affect  the  Fund's  operations  (for  example,  if it  represents  more than
$250,000 or 1% of the Fund's assets).  In these cases, you might incur brokerage costs converting the securities to cash.

It costs the Fund money to maintain shareholder  accounts.  Therefore,  the Fund reserves the right to repurchase  all shares in any account that has a net asset value of less than $500. Any applicable deferred sales charge may be assessed on such  redemptions.  If the Fund  elects to do this with  your  account,  it will notify you that you can increase  the amount  invested to $500 or more within 60 days.  The Fund will not  repurchase  shares in  accounts  that fall  below $500 solely because of a decrease in the Fund's net asset value.

To help the  government  fight the  funding of  terrorism  and money  laundering activities,  federal law requires all financial  institutions to obtain,  verify and record information that identifies each person who opens an account.  If you do not provide the information  requested,  the Fund may not be able to maintain your  account.  If the Fund is unable to verify your identity or that of another person(s)  authorized  to act on  your  behalf,  the  Fund  and  UBS  Global  AM
(Americas) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated  after the  determination has been made to close the account.

Redemption fee
If you sell or exchange  any class of shares of the Fund less than 15 days after you  purchased  them, a redemption  fee of 1.00% of the amount sold or exchanged will be deducted at the time of the  transaction,  except as noted  below.  This amount will be paid to the Fund,  not to the Advisor or UBS Global AM (US).  The
redemption fee is designed to offset the costs  associated with  fluctuations in
Fund asset levels and cash flow caused by short-term shareholder trading. Shares held the  longest  will be  redeemed  first  for  purposes  of  calculating  the redemption fee. The redemption fee will not apply to shares of the Fund that:

     o    are  held  in  certain   omnibus   accounts   of   certain   Financial
          Intermediaries,  such as broker-dealers or qualified  retirement plans including 401(k), 403(b) or 457 plans or plans administered as college savings  programs under Section 529 of the IRC, if those  institutions have not  implemented  the system  changes  necessary to be capable of
          processing  the  redemption  fee.   However,   account  holders  whose
          investments in the Fund are held in omnibus  accounts  through certain other Financial Intermediaries may be subject to the redemption fee on terms that are generally in accordance  with the  redemption fee terms as  described  in this  prospectus  but that  may  differ  in  certain details.  For certain  retirement plans treated as omnibus accounts by the Fund's transfer agent or principal underwriter, the redemption fee will be waived on non-participant initiated exchanges or redemptions;

     o    are sold or exchanged under automatic withdrawal plans;

     o    are held by investors in certain asset allocation  programs that offer automatic  rebalancing or wrap-fee or similar  fee-based  programs and that have been  identified  to the Fund's  principal  underwriter  and transfer  agent,  except  to the  extent  that  transactions  in those programs are shareholder initiated;

     o    are sold due to death or disability of the shareholder; or

     o    UBS Global AM (Americas), in its sole discretion, deems reasonable, in light of the circumstances.

Exchanging shares
You may  exchange  Class A or Class C shares of the Fund for  shares of the same class of most other Family Funds. You may not exchange Class Y shares.

You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares but shareholders may be subject to a redemption fee as noted
above.  Also,  you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. The Fund will use the date of your original share  purchase to determine  whether you must pay a deferred  sales charge when you sell the shares of the fund acquired in the exchange.

Other Family Funds may have different minimum investment amounts. You may not be able to exchange your shares if the value of shares you exchange is not as large as the minimum investment amount in that other fund.

You may  exchange  shares of one fund for shares of another  fund only after the first purchase has settled and the first fund has received your payment.

If you hold your Fund shares through a financial  institution,  you may exchange your shares by placing an order with that  institution.  If you hold Fund shares through the Fund's  transfer  agent,  you may exchange  your shares as explained below.

The Fund may modify or terminate the exchange privilege at any time.

Transfer agent
If you wish to invest in this Fund or any other of the Family Funds  through the
Fund's  transfer  agent,  PFPC Inc.,  you can obtain an  application  by calling
1-800-647  1568. You must complete and sign the  application  and mail it, along with a check to the transfer agent.

You may also sell or  exchange  your  shares by writing  to the Fund's  transfer agent. Your letter must include:

     o    Your name and address;

     o    Your account number;

     o    The name of the fund whose shares you are selling,  and if  exchanging shares, the name of the fund whose shares you want to buy;

     o    The  dollar  amount  or  number  of  shares  you  want to sell  and/or exchange; and

     o    A  guarantee  of  each  registered  owner's  signature.   A  signature
          guarantee may be obtained from a financial institution, broker, dealer or  clearing  agency  that is a  participant  in one of the  medallion programs  recognized by the Securities  Transfer  Agents  Association.
          These are: Securities Transfer Agents Medallion Program (STAMP), Stock
          Exchanges  Medallion  Program  (SEMP) and the New York Stock  Exchange
          Medallion  Signature Program (MSP). The Fund will not accept signature guarantees that are not part of these programs.

Applications  to purchase  shares (along with a check),  and letters  requesting redemptions  of shares or exchanges of shares  through the transfer agent should be mailed to:

PFPC Inc.
UBS Global Asset Management
P.O. Box 9786
Providence, RI  02940

You do not have to complete an application when you make additional  investments in the Fund.

Transfer of account limitations
If you hold your shares with UBS Financial Services,  Inc. or another securities firm,  please note that if you change  securities  firms, you may not be able to transfer your Fund shares to an account at the new securities  firm. Fund shares may only be transferred to an account held with a securities dealer or financial intermediary  that has  entered  into an  agreement  with the  Fund's  principal underwriter.  If you cannot transfer your shares to another firm, you may choose to hold the shares  directly  in your own name with the Fund's  transfer  agent,
PFPC Inc.  Please contact your broker or financial  advisor,  for information on how to transfer your shares to the Fund's  transfer  agent. If you transfer your shares to the Fund's transfer  agent,  the Fund's  principal  underwriter may be named as the dealer of record and you will receive  ongoing  account  statements from PFPC Inc.

Should you decide to sell your shares of the Fund in lieu of transfer,  you will pay a redemption fee or a CDSC if those fees are applicable. Should you have any questions  regarding the  portability  of your Fund shares,  please contact your broker or financial advisor.

Pricing and valuation
The price at which you may buy, sell or exchange Fund shares is based on the net asset value per share.  The Fund calculates net asset value on days that the New
York Stock  Exchange  ("NYSE")  is open.  The Fund  calculates  net asset  value separately  for  each  class  as of the  close of  regular  trading  on the NYSE
(generally,  4:00 p.m.,  Eastern  time).  The NYSE normally is not open, and the
Fund does not price its shares, on most national holidays and on Good Friday.

Your price for buying, selling or exchanging shares of the Fund will be based on the net asset value  (adjusted for any  applicable  sales charges and redemption fees)  that is next  calculated  after  the Fund  (or an  Authorized  Dealer  or
Sub-designee)  receives your order in good form. If you place your order through a financial institution,  your investment professional is responsible for making sure that your order is promptly sent to the Fund.

The Fund calculates its net asset value based on the current market value of its portfolio  holdings.  The Fund normally obtains market values for its securities and other  instruments from independent  pricing services that use reported last sales prices, or the price obtained is unreliable, current market quotations or, if  market  prices  are not  readily  available,  valuations  from  computerized
"matrix"   systems  that  derive  values  based  on  comparable   securities  or
instruments.  If a market value is not  available  from an  independent  pricing source for a particular  security or instrument,  that security or instrument is valued at a fair value determined by or under the direction of the Trust's Board of  Trustees.  The  Fund  normally  uses  the  amortized  cost  method  to value short-term obligations that will mature in 60 days or less.

The Trust's Board of Trustees has  delegated to the UBS Global Asset  Management
Funds'   Valuation   Committee   the   responsibility   for  making  fair  value
determinations  with  respect to the  Fund's  portfolio  holdings.  The types of securities  and other  instruments  for which  such fair  value  pricing  may be necessary  include,  but are not limited to: foreign  securities and instruments under  some  circumstances;  securities  of an issuer  that has  entered  into a restructuring;  securities  or  instruments  whose  trading  has been  halted or suspended; fixed-income securities that are in default and for which there is no
current  market  value  quotation;   and  securities  or  instruments  that  are
restricted as to transfer or resale. The need to fair value the Fund's portfolio securities  and other  instruments  may also result  from low trading  volume in foreign markets or thinly traded domestic securities or instruments,  and when a security subject to a trading limit or collar on the exchange or market on which it is  primarily  traded  reaches  the "limit up" or "limit  down"  price and no trading has taken place at that price.

The Fund expects to price most of its portfolio holdings based on current market
value,  as  discussed  previously.   Securities  and  assets  for  which  market
quotations  are not  readily  available  may be  valued  based  upon  appraisals received from a pricing  service using a  computerized  matrix system or formula method that takes into consideration market indices,  matrices, yield curves and other  specific  adjustments.  This  may  result  in  the  securities  or  other instruments  being  valued at a price  different  from the price that would have been  determined had the matrix or formula method not been used.  Securities and other  instruments  also  may be  valued  based  upon  appraisals  derived  from information  concerning  the security or  instrument  or similar  securities  or instruments  received from  recognized  dealers in those  holdings.  If the Fund concludes  that a market  quotation  is not  readily  available  for a portfolio security or instrument for any number of reasons,  including the occurrence of a
"significant event" (e.g., natural disaster or governmental  action),  after the close of  trading in its  principal  domestic  or foreign  market but before the close of regular  trading on the NYSE,  the Fund will use fair value  methods to reflect  those  events.  This  policy is  intended to assure that the Fund's net asset value fairly  reflects the value of its portfolio  holdings as of the time of pricing.

Valuing securities and other instruments at fair value involves greater reliance on judgment  than valuing  securities  and other  instruments  that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance  that the Fund could  obtain the fair value  assigned to a security or instrument if it were to sell the security or instrument  at  approximately  the time at which the Fund  determines  its net asset value per share.  As a result, the Fund's sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Management

Investment advisor
[TO BE PROVIDED IN RULE 485(b) FILING:] UBS Global Asset  Management  (Americas)
Inc.  ("UBS Global AM  (Americas)"  or the  "Advisor"),  a Delaware  corporation located at One North Wacker Drive,  Chicago,  IL 60606, is an investment advisor registered  with the SEC.  UBS  Global AM  (Americas)  serves as the  investment advisor to the Fund by managing the investment of assets of the Fund. As of June
30,  2008,  the  Advisor  had  approximately  $[___]  billion  in  assets  under management.  The  Advisor is an  indirect,  wholly  owned  subsidiary  of UBS AG
("UBS")  and a member of the UBS Global  Asset  Management  Division,  which had approximately $[___] billion in assets under management as of June 30, 2008. UBS is an  internationally  diversified  organization  headquartered  in Zurich  and
Basel,  Switzerland,  with  operations in many areas of the  financial  services industry.

The Fund had not yet commenced  operations as of the date of this prospectus.  A discussion  regarding  the  basis  for the Board of  Trustees'  approval  of the investment  advisory  agreement  between  the Trust and Advisor on behalf of the
Fund will be available in a future annual or semiannual  report to  shareholders of the Fund.

Bank Holding Company Act limitations
To the extent  that UBS Global AM  (Americas)  maintains  a greater  than 24.99%
interest in the Fund,  UBS Global AM (Americas)  will be deemed to "control" the
Fund for  purposes of the U.S.  Bank  Holding  Company  Act of 1956,  as amended
("BHCA").  Accordingly,  the Fund may be subject to certain  limitations  on its ability to own equity securities of certain issuers set forth in the BHCA. These limitations may be eliminated as UBS Global AM (Americas) reduces its percentage interest in the Fund through redemptions.

Portfolio management
Elbridge Gerry and Philip Tartaglia are primarily responsible for the day-to-day management of the Fund's portfolio.  The Advisor's investment  professionals are organized into investment  management teams, with a particular team dedicated to a specific  asset  class.  Mr.  Gerry and Mr.  Tartaglia  have access to certain members of the Municipal Bond Fixed-Income  investment  management team, each of whom is allocated a specified  strategy issue within the portfolio over which he or she has independent  responsibility for research.  The team members also have access to additional  portfolio  managers and analysts  within the various asset classes and markets in which the Fund invests.  Mr. Gerry and Mr. Tartaglia,  as lead  portfolio  managers and  coordinators  for  management  of the Fund,  have responsibility for research,  implementing  strategies and reviewing the overall composition of the portfolios.  Information about Mr. Gerry and Mr. Tartaglia is provided below.

Elbridge Gerry is a Managing Director-Municipal Fixed Income of UBS Global Asset
Management.  Mr. Gerry has been a portfolio  manager at the firm since 1996. Mr.
Gerry has been a portfolio manager of the Fund since its inception.

Philip Tartaglia is a Director of UBS Global Asset Management. Mr. Tartaglia has
been a  portfolio  manager  at the firm  since  2007.  Prior  to that,  he was a portfolio manager at M.D. Sass Investors  Services since 1995. Mr. Tartaglia has been a portfolio manager of the Fund since its inception.

The  Fund's  SAI  provides  information  about the  Fund's  portfolio  manager's compensation,  other accounts managed by the portfolio manager and the portfolio manager's ownership of Fund shares.

Advisory fees
The  investment  advisory  fee  (expressed  as a monthly  fee at an annual  rate multiplied  by the average daily net assets of the Fund) payable to the Advisor, before fee waivers and/or expense reimbursements is: 0.250% on assets below $500 million;  0.225% on the next $500 million to $1 billion in assets; 0.200% on the next $1 billion  to $5  billion in assets;  0.175% on the next $5 billion to $10 billion in assets; and 0.150% on assets above $10 billion.

The Advisor has contractually  agreed to waive its fees and/or reimburse certain expenses  so that the total  operating  expenses  of the Fund do not  exceed the amounts listed in the footnote to the Fund's Expense Table.  The contractual fee waiver  and/or  expense  reimbursement  agreement  will  remain in place for the
Fund's fiscal year ending June 30, 2009.  Thereafter,  the expense limit for the
Fund will be reviewed each year, at which time the  continuation  of the expense limit  will  be  discussed  by the  Advisor  and  the  Board  of  Trustees.  The
contractual  fee waiver  agreement also provides that the Advisor is entitled to reimbursement  of fees it waived and/or  expenses it reimbursed  for a period of three years following such fee waivers and expense reimbursements, provided that the  reimbursement by the Fund of the Advisor will not cause the total operating expense ratio to exceed the  contractual  limit as then may be in effect for the
Fund.

Administrator
UBS Global AM (Americas) is also the  administrator  of the Fund.  The Fund pays
UBS Global AM (Americas) an annual  contract rate of 0.075% of its average daily net assets for administrative services.

Disclosure of portfolio holdings
The Fund will file its complete schedule of portfolio  holdings with the SEC for the first and third  quarters of each fiscal year on Form N-Q.  The Fund's Forms
N-Q are available on the SEC's Web Site at www.sec.gov. The Fund's Forms N-Q may
be reviewed and copied at the SEC's Public  Reference Room in  Washington,  D.C.
Information on the operation of the SEC's Public  Reference Room may be obtained by calling 202-551 8090.  Additionally,  you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568. The Fund's complete schedule of portfolio  holdings  for the second and fourth  quarters  of each fiscal year is filed  with the SEC on Form  N-CSR and  appears  in the  semiannual  and  annual reports,  respectively,  sent to shareholders. The semiannual and annual reports
for   the   Fund    will   be    posted    on   the    Fund's    Web   Site   at
http://www.ubs.com/globalam.  Please consult the Fund's SAI for a description of the policies  and  procedures  that govern  disclosure  of the Fund's  portfolio holdings.

Dividends and distributions
Income  dividends are normally  declared,  and paid,  by the Fund  monthly.  Net realized  capital gains,  if any, are declared and distributed at least annually in December.  The Fund may  distribute  such income  dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes of the Fund. The amount of any  distributions  will vary, and there is no guarantee  that the Fund will pay either income  dividends or capital gain distributions.

Classes with higher  expenses are expected to have lower income  dividends.  For example,  Class C shares are expected to have the lowest dividends of the Fund's shares, while Class Y shares are expected to have the highest.

You will receive income  dividends and capital gain  distributions in additional shares  of the  same  class  of the  Fund  unless  you  notify  your  investment professional  or the Fund in  writing  that you elect to  receive  them in cash.
Clients who own Fund shares  through  certain wrap fee programs may not have the option of electing to receive  dividends  in cash.  Distribution  options may be
changed  at  any  time  by  requesting  a  change  in  writing.   Dividends  and
distributions  are  reinvested on the  reinvestment  date at the net asset value determined at the close of business on that date.

If you are a taxable  investor and invest in the Fund shortly  before the record date of a  taxable  distribution,  the  distribution  may lower the value of the
Fund's shares by the amount of the distribution and, in effect,  you may receive some of your  investment  back in the form of a  taxable  distribution.  This is known as "buying a dividend."

Taxes
Tax  consequences.  Fund  dividends  will consist  primarily of  exempt-interest dividends  from  interest  earned on municipal  securities.  Because of this tax exemption,  the Fund may not be a suitable  investment for retirement  plans and
other  tax-exempt  investments.   Corporate  investors  should  note  that  Fund
dividends may be fully taxable in states that impose corporate  franchise taxes, and the treatment for state corporate income tax purposes may vary.

In general,  exempt-interest  dividends are exempt from federal  income tax. The
Fund, however,  may invest a portion of its assets in securities that pay income that is not tax-exempt.  The Fund may also distribute to you any market discount and net short-term capital gains from the sale of its portfolio  securities.  If you are a taxable investor,  Fund  distributions from such income are taxable to you as ordinary  income.  No part of any such ordinary income  dividends will be qualified dividend income eligible for taxation by individuals at reduced rates.

Fund  distributions  of short-term  capital gains are taxable to you as ordinary income.  Fund  distributions  of long-term  capital  gains are taxable to you as long-term capital gains no matter how long you have owned your shares.  Any loss incurred on the sale or exchange of Fund shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you and any remaining  loss will be treated  as a  long-term  capital  loss to the extent of long-term capital gain distributions received with respect to those shares.

Exempt-interest  dividends are taken into account when  determining  the taxable portion of your social security or railroad  retirement  benefits.  The Fund may invest a portion of its assets in private  activity bonds. The income from these bonds is a preference item for purposes of the alternative minimum tax and under the income tax  provisions of several  states.  Exempt-interest  dividends  from
interest   earned  on  municipal   securities  of  a  state,  or  its  political
subdivisions,  generally are exempt from that state's  personal income tax. Most states,  however,  do not grant  tax-free  treatment to interest from  municipal securities of other states.

Backup  withholding.  By law,  if you do not  provide  the Fund with your proper taxpayer identification number and certain required  certifications,  you may be subject to backup  withholding on any distributions of income,  capital gains or proceeds  from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do so. When  withholding is required,  the amount will be 28% of any distributions or proceeds paid.

Sale of Fund shares. If you are a taxable  investor,  when you sell Fund shares, you may realize a capital gain or loss for tax purposes.

Other. The Fund intends to qualify each year as a regulated  investment  company under the Internal  Revenue Code. As a regulated  investment  company,  the Fund generally  pays no federal  income tax on the income and gains it distributes to you.  Distributions of ordinary income,  capital gain, and gain from the sale of your Fund shares generally will be subject to state and local taxes.

Taxable  distributions to non-US investors may be subject to US withholding at a
30%  or  lower  treaty  tax  rate.  Non-US  investors  are  subject  to  back-up withholding at a rate of 28% on distributions and redemption  proceeds paid to a shareholder who fails to certify that they are not a US person. Non-US investors also  may be  subject  to US  estate  tax  and are  subject  to  special  US tax certification requirements.

This  discussion of "Dividends  and taxes" is not intended or written to be used as tax advice.  Because  everyone's tax situation is unique,  you should consult your tax professional  about federal,  state,  local or foreign tax consequences before making an investment in the Fund.

Financial highlights

No  financial  information  is  presented  for the  Fund as it was not  publicly offered prior to the date of this prospectus.

                                 Privacy Notice
              This privacy notice is not a part of the prospectus.

UBS Family of Funds privacy notice

This notice  describes  the privacy  policy of the UBS Family of Funds,  the UBS
PACE Funds and all  closed-end  funds  managed by UBS  Global  Asset  Management
(collectively,  the "Funds"). The Funds are committed to protecting the personal information that they collect about individuals who are prospective,  current or former investors.

The  Funds  collect  personal  information  in order  to  process  requests  and transactions and to provide customer  service.  Personal  information,  which is obtained from applications, may include name(s), address, social security number or tax identification number, bank account information,  other Fund holdings and any  affiliation  the  person  has  with  UBS  Financial  Services  Inc.  or its subsidiaries ("Personal Information").

The Funds limit access to Personal  Information to those individuals who need to know that  information in order to process  transactions  and service  accounts.
These  individuals are required to maintain and protect the  confidentiality  of
Personal  Information.  The Funds maintain  physical,  electronic and procedural safeguards to protect Personal Information.

The Funds may share Personal  Information  described above with their affiliates for marketing and other business  purposes,  such as to facilitate the servicing of accounts.

The Funds may share Personal  Information  described above with a non-affiliated third party if the entity is under contract to perform transaction processing or to  service  and  maintain  shareholder  accounts  on  behalf  of the  Funds and otherwise  as  permitted  by law.  Any such  contract  will  include  provisions designed  to ensure  that the third  party  will  uphold  and  maintain  privacy standards  when  handling  Personal  Information.  The Funds  may also  disclose
Personal Information to regulatory authorities as required by applicable law.

Except as  described  in this  privacy  notice,  the Funds will not use Personal
Information  for any other purpose  unless the Funds  describe how such Personal
Information  will be used and  clients  are  given  an  opportunity  to  decline approval of such use of Personal Information relating to them.

The Funds endeavor to keep their customer files complete and accurate. The Funds should be notified if any Personal Information needs to be corrected or updated.
Please  call  1-800-647  1568 with any  questions  or  concerns  regarding  your
Personal Information or this privacy notice.

                                 Privacy Notice
              This privacy notice is not a part of the prospectus.

[INSERT UBS LOGO]

The UBS Funds
UBS Tax Free Short-Intermediate Bond Fund
Prospectus
[_________ __,],2008

If you want more  information  about  the  Fund,  the  following  documents  are available free upon request:

Annual/semiannual reports
Additional  information  about the Fund's  investments  will be available in the
Fund's annual and  semiannual  reports to  shareholders.  As of the date of this prospectus, annual and semiannual reports are not yet available because the Fund had not yet commenced operations.

Statement of additional information (SAI)
The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus  (i.e.,  it is legally  considered a part of this prospectus).

You may discuss your  questions  about the Fund by  contacting  your  investment professional.  You may obtain  free copies of the Fund's  annual and  semiannual reports and the SAI by contacting the Fund directly at 1-800-647  1568.  Because of limited  investor  requests for the SAI and the availability of the SAI via a toll free number, the Advisor has not made the SAI available on its Web Site.

You may  review  and copy  information  about  the Fund,  including  shareholder reports and the SAI, at the Public  Reference  Room of the U.S.  Securities  and
Exchange  Commission (SEC) in Washington,  D.C. You may obtain information about the operations of the SEC's Public  Reference Room by calling the SEC at 202-551
8090. You may get copies of reports and other information about the Fund:

o    For a fee, by electronic  request at  publicinfo@sec.gov  or by writing the
     SEC's Public Reference Section, Washington, D.C. 20549-0102; or

o    Free  from  the  EDGAR   Database  on  the  SEC's  Internet  Web  Site  at:
     http://www.sec.gov.

The UBS Funds
Investment Company Act File No. 811-6637

(C)2008 UBS Global Asset Management (Americas) Inc.
All rights reserved.

[INSERT UBS LOGO]

                                              Subject to completion July 2, 2008

The UBS Funds
UBS Tax Free Short-Intermediate Bond Fund
Statement of Additional Information
Dated [___________], 2008

One North Wacker Drive
Chicago, Illinois 60606

The UBS Tax Free  Short-Intermediate  Bond Fund (the  "Fund") is a series of The
UBS Funds, an open-end management investment company (the "Trust").

UBS Global Asset Management (Americas) Inc., an indirect wholly owned subsidiary of UBS AG, serves as the investment  advisor and administrator for the Fund. UBS
Global  Asset  Management  (US)  Inc.  ("UBS  Global  AM  (US)")  serves  as the underwriter  for the  Fund.  UBS  Global  AM (US) is an  indirect  wholly  owned subsidiary of UBS AG.

This Statement of Additional  Information ("SAI") is not a prospectus and should
be  read  only  in  conjunction  with  the  Fund's  current  Prospectus,   dated
[______________], 2008. A copy of the Prospectus may be obtained by calling your investment professional or by calling the Trust toll-free at 1-800-647 1568. The
Prospectus contains more complete information about the Fund. You should read it carefully before investing.

The information in this SAI is not complete and may be changed. These securities may  not be  sold  until  the  registration  statement  filed  with  the  SEC is effective.  This  SAI  is not an  offer  to  sell  these  securities  and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Table of contents                                                                                       Page
General information about the Trust.......................................................................
Diversification status....................................................................................
General definitions.......................................................................................
Investment strategies.....................................................................................
Municipal bonds...........................................................................................
Municipal lease obligations...............................................................................
Industrial development bonds ("IDBs") and private activity bonds ("PABs").................................
Floating rate and variable rate obligations...............................................................
Demand features...........................................................................................
Participation interests...................................................................................
Tender option bonds.......................................................................................
Put bonds.................................................................................................
Insured obligations.......................................................................................
Tax-exempt commercial paper and short-term municipal notes................................................
Inverse floaters..........................................................................................
Mortgage subsidy bonds....................................................................................
US Treasury securities....................................................................................
Stand-by commitments......................................................................................
Yield factors and credit ratings..........................................................................
Duration..................................................................................................
Inflation linked securities...............................................................................
Pay-in-kind bonds.........................................................................................
Credit-linked securities..................................................................................
When-issued securities....................................................................................
Zero coupon and delayed interest securities...............................................................
Structured notes..........................................................................................
Cash and cash equivalents.................................................................................
Repurchase agreements.....................................................................................
Reverse repurchase agreements.............................................................................
Borrowing.................................................................................................
Loans of portfolio securities.............................................................................
Swaps.....................................................................................................
Futures...................................................................................................
Options...................................................................................................
Index options.............................................................................................
Special risks of options on indices.......................................................................
Illiquid securities.......................................................................................
Non-publicly traded securities, private placements and restricted securities..............................
Investment company securities and investments in affiliated investment companies..........................
Exchange-traded index securities..........................................................................
Equity securities.........................................................................................
Other investments.........................................................................................
Investment restrictions...................................................................................
Management of the Trust...................................................................................
Independent Trustees......................................................................................
Officers..................................................................................................
Information about Independent Trustee ownership of securities issued by UBS Global AM (Americas)
or UBS Global AM (US) or any company controlling, controlled by or under common control with UBS
Global AM (Americas) or UBS Global AM (US)................................................................
Information about Trustee ownership of Fund shares........................................................
Compensation table........................................................................................
Control persons and principal holders of securities.......................................................
Investment advisory, principal underwriting and other service arrangements................................
Advisor...................................................................................................
Portfolio manager.........................................................................................
Administrative, accounting and custody services...........................................................
Principal underwriting arrangements.......................................................................
Transfer agency services..................................................................................
Independent registered public accounting firm.............................................................
Legal counsel.............................................................................................
Personal trading policies.................................................................................
Proxy voting policies.....................................................................................
Portfolio holdings disclosure policies and procedures.....................................................
Bank line of credit.......................................................................................
Portfolio transactions and brokerage commissions..........................................................
Portfolio turnover........................................................................................
Shares of beneficial interest.............................................................................
Reduced sales charges, additional purchase, exchange and redemption information and other services........
Sales charge reductions and waivers.......................................................................
Additional information regarding purchases through letter of intent.......................................
Automatic cash withdrawal plan--Class A and Class C.......................................................
Individual retirement accounts............................................................................
Transfer of accounts......................................................................................
Transfer of securities....................................................................................
Net asset value...........................................................................................
Taxation..................................................................................................
Additional information on distributions and taxes.........................................................
Potential conflicts of interest...........................................................................
Performance calculations..................................................................................
Financial statements and report of independent registered public accounting firm..........................
Appendix A--Debt ratings..................................................................................

General information about the Trust

The Trust currently offers shares of the following  twenty series,  representing
separate  portfolios  of  investments:   UBS  Dynamic  Alpha  Fund,  UBS  Global
Allocation Fund, UBS Global Frontier Fund, UBS Emerging Markets Equity Fund, UBS
Global Equity Fund, UBS  International  Equity Fund, UBS U.S. Equity Alpha Fund,
UBS U.S.  Large Cap Equity Fund,  UBS U.S. Large Cap Growth Fund, UBS U.S. Large
Cap Value Equity Fund, UBS U.S. Mid Cap Growth Equity Fund, UBS U.S. Real Estate
Equity Fund, UBS U.S. Small Cap Equity Fund, UBS U.S. Small Cap Growth Fund, UBS
Absolute Return Bond Fund, UBS Emerging Markets Debt Fund, UBS Global Bond Fund,
UBS High Yield Fund, UBS Tax Free Short-Intermediate Bond Fund and UBS U.S. Bond
Fund.  This SAI  relates to the UBS Tax Free  Short-Intermediate  Bond Fund (the
"Fund") only.  The Fund  currently  offers three classes of shares:  the Class A shares,  the  Class C shares  and the  Class Y  shares.  Class A  shares  have a front-end sales charge, a contingent deferred sales charge ("CDSC") on purchases over $250,000 and sold within one year of the purchase  date, and are subject to annual 12b-1 plan service fees of 0.15% of average daily net assets of the Fund.
Class C shares  have a CDSC and are  subject to annual  12b-1 plan  distribution fees of 0.10% of average daily net assets,  as well as annual 12b-1 plan service fees of 0.25% of average  daily net assets.  Class Y shares,  which are designed primarily for institutional investors, have no sales charges and are not subject to annual 12b-1 plan expenses. The Trust is a Delaware statutory trust organized on August 13, 1993.

Diversification status
The Fund is  classified  as  "non-diversified"  for  purposes of the  Investment
Company Act of 1940,  as amended (the  "Act"),  which means that the Fund is not limited by the Act with regard to the portion of its assets that may be invested in the  securities  of a  single  issuer.  To the  extent  that the  Fund,  as a non-diversified  Fund, makes  investments in excess of 5% of its total assets in the securities of a particular issuer, its exposure to the risks associated with that issuer is  increased.  Because  the Fund may invest in a limited  number of issuers,  the  performance  of particular  securities  may adversely  affect the performance  of the Fund or subject the Fund to greater  price  volatility  than that experienced by diversified investment companies.

General definitions
As used throughout this SAI, the following terms shall have the meanings listed:

"Act" shall mean the Investment Company Act of 1940, as amended.

"Administrator"  or "UBS  Global AM  (Americas)"  shall  mean UBS  Global  Asset
Management (Americas) Inc., which serves as the Fund's administrator.

"Advisor" or "UBS Global AM (Americas)"  shall mean UBS Global Asset  Management
(Americas) Inc., which serves as the Fund's investment advisor.

"Board" shall mean the Board of Trustees of the Trust.

"Code" shall mean the Internal Revenue Code of 1986, as amended.

"Family  Funds"  shall mean the Fund and other funds for which UBS Global  Asset
Management (US) Inc. or any of its affiliates serves as principal underwriter.

"Fund" shall mean the UBS Tax Free Short-Intermediate Bond Fund.

"Moody's" shall mean Moody's Investors Service, Inc.

"SEC" shall mean the U.S. Securities and Exchange Commission.

"S&P" shall mean Standard & Poor's Ratings Group.

"Trust"  shall mean The UBS Funds,  an open-end  management  investment  company registered under the Act.

"Underwriter"  or "UBS  Global AM (US)" shall mean UBS Global  Asset  Management
(US) Inc., which serves as the Fund's underwriter.

"1933 Act" shall mean the Securities Act of 1933, as amended.

Investment strategies

The following  discussion of investment  techniques and instruments  supplements and should be read in conjunction with the investment objective and policies set forth in the Fund's Prospectus.  The Fund has a fundamental investment policy of investing,  under normal market conditions, at least 80% of its net assets (plus borrowing for investment purposes,  if any) in bonds that pay income exempt from federal income tax, including the federal alternative  minimum tax ("AMT").  The investment  practices  described below,  except for the discussion of percentage limitations with respect to portfolio loan  transactions and borrowing,  are not fundamental  and  may be  changed  by the  Board  without  the  approval  of the shareholders.

Municipal bonds
Municipal   bonds  are  municipal   obligations   that  are  issued  by  states,
municipalities,  public authorities or other issuers and that pay interest that, in the opinion of issuers'  counsel,  is exempt from federal income tax. The two principal  classifications  of  municipal  bonds are  "general  obligation"  and
"revenue" bonds.  General obligation bonds are secured by the issuer's pledge of its full  faith,  credit  and taxing  power for the  payment  of  principal  and interest.  Revenue  bonds are  payable  only from the  revenues  derived  from a particular  facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source,  such as from the user of the facility being financed.  Municipal bonds also include "moral obligation"
bonds,  which are  normally  issued by special  purpose  authorities.  For these bonds, a government unit is regarded as morally  obligated to support payment of the debt  service,  which is usually  subject to annual  budget  appropriations.
Various types of municipal bonds are described in the following sections.

Municipal lease obligations
Municipal bonds include municipal lease obligations, such as leases, installment
purchase  contracts  and  conditional  sales  contracts,   and  certificates  of
participation therein. Municipal lease obligations are issued by state and local governments  and  authorities  to purchase land or various types of equipment or facilities  and  may be  subject  to  annual  budget  appropriations.  The  Fund generally  invests  in  municipal  lease  obligations  through  certificates  of participation.

Although  municipal lease obligations do not constitute  general  obligations of the  municipality  for which its taxing power is pledged,  they  ordinarily  are backed by the  municipality's  covenant to budget for,  appropriate and make the payments  due,  under  the  lease  obligation.  The  leases  underlying  certain municipal lease obligations, however, provide that lease payments are subject to partial or full abatement if,  because of material  damage or destruction of the leased  property,  there is  substantial  interference  with the lessee's use or occupancy  of  such  property.  This  "abatement  risk"  may be  reduced  by the existence of insurance  covering the leased  property,  the  maintenance  by the lessee of reserve funds or the provision of credit enhancements, such as letters of credit.

Certain municipal lease obligations contain  "non-appropriation"  clauses, which provide that the  municipality  has no obligation  to make lease or  installment purchase  payments in future years unless money is appropriated for such purpose on a yearly basis.  Some municipal lease obligations of this type are insured as to timely  payment of principal and interest,  even in the event of a failure by the  municipality  to  appropriate  sufficient  funds to make payments under the lease.  However,  in the case of an uninsured  municipal lease  obligation,  the
Fund's ability to recover under the lease in the event of a non-appropriation or default will be limited solely to the  repossession of leased  property  without recourse to the general credit of the lessee, and disposition of the property in the event of foreclosure might prove difficult.

Industrial  development  bonds ("IDBs") and private activity bonds ("PABs") IDBs and PABs are issued by or on behalf of public  authorities  to  finance  various privately operated facilities,  such as airport or pollution control facilities.
These obligations are considered municipal bonds if the interest paid thereon is exempt from federal income tax in the opinion of the bond issuer's counsel. IDBs and PABs are in most  cases  revenue  bonds  and thus are not  payable  from the unrestricted  revenues  of the  issuer.  The credit  quality of IDBs and PABs is usually  directly  related to the credit  standing of the user of the facilities being financed. IDBs issued after August 15, 1986 generally are considered PABs, and to the extent the Fund invests in such PABs,  shareholders generally will be required to include a portion of their  exempt-interest  dividends from the Fund in  calculating  their  liability for the AMT. See "Taxes"  below.  The Fund may invest up to 20% of its net assets in IDBs and PABs.

Floating rate and variable rate obligations
Floating  rate and  variable  rate  obligations  are  municipal  bonds that bear interest at rates that are not fixed,  but that vary with  changes in  specified market rates or indices.  The interest  rate on floating  rate or variable  rate securities  ordinarily  is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the
90-day US Treasury bill rate, or is otherwise  reset to reflect  market rates of interest.  Generally,  these interest rate adjustments cause the market value of floating rate and variable rate municipal  securities to fluctuate less than the market value of fixed rate obligations.  Accordingly, as interest rates decrease or increase,  the potential for capital  appreciation or capital depreciation is less than for fixed rate obligations. Floating rate or variable rate obligations typically  permit the holder to demand  payment of principal  from the issuer or remarketing  agent at par value prior to  maturity  and may permit the issuer to prepay  principal,  plus accrued  interest,  at its discretion after a specified notice period. Frequently, floating rate or variable rate obligations and/or the demand features thereon are secured by letters of credit or other credit support arrangements  provided  by banks or other  financial  institutions,  the  credit standing of which affects the credit quality of the obligations.  Changes in the credit  quality  of  these  institutions  could  cause  losses  to the  Fund and adversely affect its share price.

Demand features
A demand  feature gives the Fund the right to sell the securities to a specified party,  usually a remarketing  agent,  on a specified  date. A demand feature is often backed by a letter of credit from a bank or a guarantee or other liquidity support  arrangement  from a bank or other financial  institution.  As discussed under  "Participation  Interests"  below,  to  the  extent  that  payment  of an obligation is backed by a letter of credit, guarantee or other liquidity support that may be drawn upon demand, such payment may be subject to that institution's ability to satisfy that commitment.

Participation interests
Participation  interests are undivided  interests in municipal bonds,  including
IDBs, PABs and floating and variable rate obligations,  that are owned by banks.
These interests carry a demand feature permitting the holder to tender them back to the bank, which demand feature  generally is backed by an irrevocable  letter of credit or guarantee of the bank. The demand feature  permits the Fund to draw on the letter of credit on demand,  after specified notice,  for all or any part of the  principal  amount of the  Fund's  participation  interest  plus  accrued interest.  Generally,  the Fund expects to exercise the demand under the letters of  credit  or  other  guarantees  (1) upon a  default  under  the  terms of the underlying  bond,  (2) to maintain the Fund's  portfolio in accordance  with its investment objective and policies,  or (3) as needed to provide liquidity to the
Fund in order to meet redemption requests.  The ability of a bank to fulfill its obligations  under a letter of credit or guarantee might be affected by possible financial  difficulties  of its  borrowers,  adverse  interest  rate or economic conditions, regulatory limitations or other factors. The credit standing of such bank affects the credit quality of the  participation  interests.  UBS Global AM
(Americas)  seeks  to  monitor  the  pricing,   quality  and  liquidity  of  the
participation  interests  held by the Fund,  and the  credit  standing  of banks issuing letters of credit or guarantees supporting such participation  interests on the basis of published  financial  information reports of rating services and bank analytical services.

Tender option bonds
Tender  option  bonds  are  long-term   municipal   bonds  sold  by  a  bank  or
broker-dealer subject to a "tender option" that gives the purchaser the right to tender them to the bank at par plus accrued  interest at  designated  times (the
"tender option"). The tender option may be exercisable at intervals ranging from biweekly to semiannually,  and the interest rate on the bonds is typically reset at the end of the applicable interval in an attempt to cause the bonds to have a market value that  approximates  their par value.  The tender  option  generally would  not  be  exercisable  in  the  event  of a  default  on,  or  significant downgrading of, the underlying municipal bonds. Therefore, the Fund's ability to exercise the tender  option will be affected by the credit  standing of both the bank or broker-dealer involved and the issuer of the underlying securities.

Put bonds
A put bond is a municipal bond that gives the holder the unconditional  right to sell the bond back to the issuer or a remarketing agent at a specified price and exercise date,  which is typically well in advance of the bond's  maturity date.
The  obligation  to purchase the bond on the exercise date may be supported by a letter of credit or other  credit  support  arrangement  from a bank,  insurance company or other financial institution, the credit standing of which affects the credit quality of the obligation.

If the put is a "one time only" put,  the Fund  ordinarily  will either sell the bond or put the bond, depending upon the more favorable price. If the bond has a series of puts  after the  first  put,  the bond will be held as long as, in the judgment of UBS Global AM (Americas),  it is in the best interest of the Fund to do so. There is no assurance  that the issuer of a put bond acquired by the Fund will be able to repurchase  the bond upon the exercise date, if the Fund chooses to exercise its right to put the bond back to the issuer.

Insured obligations
The  Fund may  purchase  municipal  obligations  that  are  insured  as to their scheduled  payment of principal and interest.  The insurance does not,  however, guarantee  the market value of the insured  obligation.  Although the  insurance feature may reduce some  financial  risks,  the premiums for  insurance  and the higher market price sometimes paid for insured obligations may reduce the Fund's current yield. In addition,  changes in the claims-paying  ability or ratings of an insurer may affect the value of an insured obligation,  and in some cases may even  cause  the value of a  security  to be less  than a  comparable  uninsured obligation.

Tax-exempt commercial paper and short-term municipal notes
Municipal bonds include  tax-exempt  commercial  paper and short-term  municipal notes,  such  as  tax  anticipation  notes,  bond  anticipation  notes,  revenue anticipation  notes and other forms of short-term  loans.  Such notes are issued with a  short-term  maturity in  anticipation  of the receipt of tax funds,  the proceeds of bond placements and other revenues.

Inverse floaters
The Fund may  invest in  municipal  bonds on which the rate of  interest  varies inversely  with  interest  rates on other  municipal  bonds  or an  index.  Such obligations  include  components of securities on which  interest is paid in two separate parts - an auction component, which pays interest at a market rate that is set periodically  through an auction process or other method,  and a residual component,  or  "inverse  floater,"  which pays  interest at a rate equal to the difference  between  the rate that the issuer  would  have paid on a  fixed-rate obligation  at the time of issuance and the rate paid on the auction  component.
The market  value of an inverse  floater  will be more  volatile  than that of a fixed-rate obligation and, like most debt obligations,  will vary inversely with changes in interest  rates.  Because of the market  volatility  associated  with inverse floaters,  the Fund will not invest more than 10% of its total assets in inverse floaters.

Because  the  interest  rate paid to holders of inverse  floaters  is  generally determined  by  subtracting  the  interest  rate  paid  to  holders  of  auction components  from a fixed  amount,  the interest  rate paid to holders of inverse floaters  will  decrease as market  rates  increase and increase as market rates decrease.  Moreover,  the extent of the  increases  and  decreases in the market value of inverse  floaters may be larger than  comparable  changes in the market value of an equal principal amount of a fixed rate municipal bond having similar credit quality, redemption provisions and maturity. In a declining interest rate environment, inverse floaters can provide the Fund with a means of increasing or maintaining the level of tax-exempt interest paid to shareholders.

Mortgage subsidy bonds
The Fund also may purchase  mortgage  subsidy bonds that are normally  issued by special purpose public  authorities.  In some cases, the repayment of such bonds depends upon annual legislative  appropriations;  in other cases, repayment is a legal  obligation  of the  issuer  and,  if the  issuer  is  unable  to meet its obligations,  repayment becomes a moral commitment of a related  government unit
(subject,  however,  to such  appropriations).  The  types  of  municipal  bonds identified above and in the Prospectus may include  obligations of issuers whose revenues are  primarily  derived  from  mortgage  loans on housing  projects for moderate to low income families.

US Treasury securities
The Fund may invest in US Treasury securities which include bills, notes, bonds, and  other  debt  securities  issued  by  the  US  Treasury.  These  are  direct obligations  of the US  government  and  differ  mainly  in the  length of their maturities.

Stand-by commitments
The Fund may  acquire  stand-by  commitments  pursuant  to which a bank or other municipal bond dealer agrees to purchase  securities that are held in the Fund's portfolio or that are being  purchased by the Fund,  at a price equal to (1) the acquisition cost (excluding any accrued interest paid on acquisition),  less any amortized  market premium or plus any accrued market or original issue discount, plus (2) all interest  accrued on the securities since the last interest payment date or the date the securities were purchased by the Fund,  whichever is later.
The Fund may acquire such commitments to facilitate portfolio liquidity.

The Fund would enter into  stand-by  commitments  only with those banks or other dealers that, in the opinion of UBS Global AM (Americas), present minimal credit risk. The Fund's right to exercise  stand-by  commitments would be unconditional and  unqualified.  A stand-by  commitment would not be transferable by the Fund, although the Fund could sell the underlying  municipal bonds to a third party at any time. The Fund may pay for stand-by commitments either separately in cash or by paying a higher price for the securities that are acquired  subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities).  The  acquisition  of a stand-by  commitment  would not  ordinarily affect the valuation or maturity of the  underlying  municipal  bonds.  Stand-by commitments  acquired  by the Fund  would be valued at zero in  determining  net asset  value.  Whether  the Fund  paid  directly  or  indirectly  for a  standby commitment,  its cost would be treated as unrealized  depreciation  and would be amortized over the period the commitment is held by the Fund.

Yield factors and credit ratings
The yield on a municipal bond depends on a variety of factors, including general municipal and fixed income security market conditions,  the financial  condition of the issuer, the size of the particular offering, the maturity, credit quality and rating of the issue and  expectations  regarding  changes in tax rates.  The
Fund may invest in municipal  bonds with a broad range of  maturities,  based on
UBS Global AM (Americas)'s  judgment of current and future market  conditions as well as other factors, such as the Fund's liquidity needs. Generally, the longer the maturity of a municipal  bond,  the higher the rate of interest paid and the greater the volatility.

Moody's,  S&P  and  other  nationally  recognized  statistical  rating  agencies
("rating  agencies")  are private  services  that provide  ratings of the credit quality of bonds and certain other  securities,  including  municipal  bonds.  A description of the ratings assigned to municipal bonds by Moody's, S&P and Fitch
Inc.,  another  rating agency,  is included in the Appendix to this SAI.  Credit ratings attempt to evaluate the safety of principal and interest  payments,  but they do not evaluate the  volatility  of a bond's value or its  liquidity and do not guarantee the  performance of the issuer.  Rating  agencies may fail to make timely  changes in credit ratings in response to subsequent  events,  so that an issuer's  current  financial  condition  may be better or worse  than the rating indicates.  There is a risk that rating  agencies may downgrade a bond's rating.
Subsequent  to a bond's  purchase  by the Fund,  it may cease to be rated or its rating may be reduced  below the minimum  rating  required  for  purchase by the
Fund. The Fund may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized,  however, that ratings are general and are not absolute  standards of quality.  Consequently,  municipal bonds with the same maturity, interest rate and rating may have different market prices.

Opinions  relating to the  validity of municipal  bonds and to the  exemption of interest  thereon from federal income tax and (when  available) from the AMT are rendered by bond counsel to the  respective  issuing  authorities at the time of issuance.  Neither the Fund nor UBS Global AM (Americas) reviews the proceedings relating to the issuance of municipal  bonds or the basis for such opinions.  An issuer's  obligations  under its municipal  bonds are subject to the bankruptcy, insolvency and other laws  affecting the rights and remedies of creditors  (such as the federal  bankruptcy  laws) and federal,  state and local laws that may be enacted that adversely affect the tax-exempt status of interest on the municipal bonds held by the Fund or the  exempt-interest  dividends received by the Fund's shareholders,  extend the time for payment of principal or interest, or both, or impose other constraints upon enforcement of such obligations. There is also the possibility  that, as a result of litigation or other  conditions,  the power or ability of issuers to meet their  obligations  for the payment of principal  of, and interest on, their municipal bonds may be materially and adversely affected.

Investment  grade  municipal  bonds are rated in one of the four highest  rating categories or one of the two highest  short-term  rating  categories by a rating agency,  such as  Moody's  or S&P,  or,  if  unrated,  are  determined  to be of
comparable  quality  by  UBS  Global  AM  (Americas).   Medium  grade  municipal
securities  are investment  grade and are rated A, Baa3 or MIG-2 by Moody's,  A,
BBB- or SP-2 by S&P,  have  received an  equivalent  rating from another  rating agency  or are  determined  by UBS  Global  AM  (Americas)  to be of  comparable quality.  Moody's considers bonds rated Baa (its lowest investment grade rating)
to have  speculative  characteristics.  This  means  that  changes  in  economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated bonds.

Duration
Duration is a measure of the expected  life of a bond on a present  value basis.
Duration incorporates the bond's yield, coupon interest payments, final maturity and call features into one measure and is one of the  fundamental  tools used by
UBS Global AM (Americas) in portfolio  selection and yield curve positioning for
the  Fund's  bond  investments.   Duration  was  developed  as  a  more  precise
alternative to the concept of "term to maturity." Traditionally,  a bond's "term to  maturity"  has been used as a proxy for the  sensitivity  of the  security's price to  changes  in  interest  rates  (which is the  "interest  rate  risk" or
"volatility"  of the security).  However,  "term to maturity"  measures only the time until the  scheduled  final  payment on the bond,  taking no account of the pattern of payments prior to maturity.

Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable  bond,  expected to be made,  and weights them by the present values of the cash to be received at each future point in time. For any bond with interest payments  occurring  prior to the payment of principal,  duration is always less than  maturity.  For  example,  depending  on its coupon and the level of market yields,  a Treasury  note with a  remaining  maturity of five years might have a duration of 4.5 years. For mortgage-backed and other securities that are subject to  prepayments,  put or call features or  adjustable  coupons,  the  difference between the  remaining  stated  maturity  and the  duration is likely to be much greater.

Duration  allows UBS Global AM (Americas) to make certain  predictions as to the effect that changes in the level of interest rates will have on the value of the
Fund's  portfolio  of  bonds.  For  example,  when the level of  interest  rates increases by 1%, a bond having a positive duration of three years generally will decrease by approximately  3%. Thus, if UBS Global AM (Americas)  calculates the duration of the Fund's  portfolio  of bonds as three  years,  it normally  would expect the portfolio to change in value by  approximately 3% for every 1% change in the level of interest rates.  However,  various  factors,  such as changes in anticipated prepayment rates,  qualitative  considerations and market supply and demand,  can cause  particular  securities to respond  somewhat  differently  to changes in interest rates than indicated in the above example.  Moreover, in the case of mortgage-backed and other complex securities,  duration calculations are estimates  and are not  precise.  This is  particularly  true during  periods of market volatility.  Accordingly,  the net asset value of the Fund's portfolio of bonds may vary in relation to interest  rates by a greater or lesser  percentage than indicated by the above example.

Futures,  options and options on futures have  durations  that, in general,  are closely  related to the duration of the securities  that underlie them.  Holding long  futures or call  option  positions  will  lengthen  portfolio  duration by approximately  the same  amount as would  holding  an  equivalent  amount of the underlying securities. Short futures or put options have durations roughly equal to the negative  duration of the securities  that underlie  these  positions and have the effect of reducing  portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

There are some situations in which the standard  duration  calculation  does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities  often have final  maturities of ten or more years;
however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by the standard duration calculation is the case of mortgage-backed  securities.
The stated final maturity of such securities is generally 30 years,  but current prepayment  rates are critical in  determining  the  securities'  interest  rate exposure.  In these and other similar situations,  UBS Global AM (Americas) will use more sophisticated  analytical techniques that incorporate the economic life of a  security  into the  determination  of its  duration  and,  therefore,  its interest rate exposure.

Inflation linked securities
Inflation linked  securities are debt securities whose principal and/or interest payments are  adjusted for  inflation,  unlike debt  securities  that make fixed principal and interest  payments.  Inflation linked securities  include Treasury
Inflation Protected Securities  ("TIPS"),  which are securities issued by the US
Treasury.  The interest rate paid by TIPS is fixed,  while the  principal  value rises or falls based on changes in a  published  Consumer  Price Index  ("CPI").
Thus, if inflation  occurs,  the principal and interest payments on the TIPS are adjusted  accordingly to protect  investors  from  inflationary  loss.  During a deflationary period, the principal and interest payments decrease,  although the
TIPS' principal  amounts will not drop below their face amounts at maturity.  In exchange for the inflation  protection,  TIPS generally pay lower interest rates than typical US Treasury securities.  Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

Other issuers of inflation  linked debt  securities  include other US government agencies or instrumentalities,  corporations and foreign governments.  There can be no  assurance  that the CPI or any foreign  inflation  index will  accurately measure  the  real  rate of  inflation  in the  prices  of goods  and  services.
Moreover,  there can be no  assurance  that the rate of  inflation  in a foreign country will be correlated to the rate of inflation in the United States.

The value of inflation  linked  securities  is expected to change in response to changes in real  interest  rates.  Real  interest  rates in turn are tied to the
relationship   between  nominal  interest  rates  and  the  rate  of  inflation.
Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation linked securities.

While  inflation  linked  securities are expected to be protected from long-term inflationary trends,  short-term increases in inflation may lead to a decline in value.  If interest rates rise due to reasons other than inflation (for example, due to changes in currency  exchange  rates),  investors in these securities may not be protected to the extent that the increase is not  reflected in the bond's inflation measure.

Any increase in the  principal  amount of an inflation  linked  security will be considered  taxable ordinary income,  even though investors do not receive their principal until maturity.

Pay-in-kind bonds
The Fund may invest in pay-in-kind bonds.  Pay-in-kind bonds are securities that pay interest  through the issuance of additional  bonds. The Fund will be deemed to receive  interest  over the life of such bonds and may be treated for federal income tax  purposes as if interest  were paid on a current  basis,  although no cash  interest  payments are received by the Fund until the cash payment date or until the bonds mature.

Credit-linked securities
The Fund may invest in credit-linked  securities.  Credit-linked  securities are debt  securities  that  represent  an  interest  in a pool of, or are  otherwise collateralized  by, one or more  corporate  debt  obligations  or credit default swaps on corporate  debt or bank loan  obligations.  Such debt  obligations  may represent the  obligations  of one or more corporate  issuers.  The Fund has the right to receive periodic interest payments from the issuer of the credit-linked security  (usually the seller of the underlying  credit  default  swap(s)) at an agreed-upon interest rate, and a return of principal at the maturity date.

The Fund bears the risk of loss of its  principal  investment  and the  periodic interest  payments expected to be received for the duration of its investment in the  credit-linked  security,  in the  event  that  one  or  more  of  the  debt obligations  underlying bonds or debt obligations  underlying the credit default swaps, go into default or otherwise become  non-performing.  Upon the occurrence of such a credit event (including bankruptcy,  failure to timely pay interest or principal or a  restructuring)  with respect to an  underlying  debt  obligation
(which may  represent a credit event of one or more  underlying  obligors),  the
Fund will generally  reduce the principal  balance of the related  credit-linked security  by the Fund's  pro rata  interest  in the par amount of the  defaulted underlying  debt  obligation  in exchange for the actual value of the  defaulted underlying  obligation or the defaulted  underlying  obligation itself,  thereby causing the Fund to lose a portion of its investment. As a result, on an ongoing basis, interest on the credit-linked security will accrue on a smaller principal balance and a smaller  principal  balance will be returned at  maturity.  To the extent that a  credit-linked  security  represents  an  interest  in  underlying obligations of a single corporate issuer, a credit event with respect to such an issuer  presents  greater  risk of loss to the  Fund  than if the  credit-linked security represented an interest in underlying obligations of multiple corporate issuers.

In  addition,  the Fund  bears  the risk that the  issuer  of the  credit-linked security will default or become  bankrupt.  In such an event,  the Fund may have difficulty  being  repaid,  or fail to be repaid,  the  principal  amount of its investment and the remaining periodic interest payments thereon.

An  investment  in  credit-linked  securities  also  involves  reliance  on  the counterparty to the swap entered into with the issuer to make periodic  payments to the issuer under the terms of the credit default swap. Any delay or cessation in the making of such payments may be expected in certain instances to result in
delays  or   reductions  in  payments  to  the  Fund  as  an  investor  in  such credit-linked securities.  Additionally,  credit-linked securities are typically structured as limited recourse obligations of the issuer of such securities such that the securities issued will usually be obligations  solely of the issuer and will not be obligations or responsibilities of any other person.

Most  credit-linked  securities are  structured as Rule 144A  securities so that they may be freely traded among  institutional  buyers.  The Fund will generally only  purchase  credit-linked  securities  that are  determined  to be liquid in accordance  with the  Fund's  liquidity  guidelines.  However,  the  market  for credit-linked  securities  may be, or suddenly can become,  illiquid.  The other
parties  to  the   transaction   may  be  the  only  investors  with  sufficient
understanding  of the  derivative to be interested in bidding for it. Changes in liquidity  may result in  significant,  rapid and  unpredictable  changes in the prices for  credit-linked  securities.  In certain  cases,  a market price for a credit-linked security may not be available or may not be reliable, and the Fund could  experience  difficulty in selling such security at a price the investment manager believes is fair. In the event a credit-linked  security is deemed to be illiquid,  the Fund will include such security in calculating  its limitation on investments in illiquid securities.

The value of a credit-linked  security will typically  increase or decrease with any change in the value of the underlying debt obligations,  if any, held by the issuer and the credit default swap.  Further,  in cases where the  credit-linked security is  structured  such that the payments to the Fund are based on amounts received  in respect of, or the value of  performance  of, any  underlying  debt obligations  specified  in  the  terms  of the  relevant  credit  default  swap, fluctuations  in the  value  of such  obligation  may  affect  the  value of the credit-linked security.

The  collateral of a  credit-linked  security may be one or more credit  default swaps, which are subject to additional risks. See "Investment strategies--swaps"
for a description of additional risks associated with credit default swaps.

When-issued securities
The  Fund  may  purchase  securities  offered  on a  "when-issued"  or  "delayed delivery" basis.  When so offered,  the price,  which is generally  expressed in yield  terms,  is fixed at the time the  commitment  to  purchase  is made,  but delivery and payment for the  when-issued or delayed  delivery  securities  take place at a later date.  During the period between  purchase and  settlement,  no payment  is  made  by  the  purchaser  to the  issuer  and  no  interest  on the when-issued  or  delayed  delivery  security  accrues  to the  purchaser.  While when-issued or delayed  delivery  securities may be sold prior to the settlement date,  it is  intended  that the Fund will  purchase  such  securities  with the purpose  of  actually  acquiring  them  unless  a  sale  appears  desirable  for investment  reasons.  At the time the Fund makes the  commitment  to  purchase a security  on a  when-issued  or  delayed  delivery  basis,  it will  record  the transaction  and reflect the value of the security in determining  its net asset value.  The market value of  when-issued or delayed  delivery  securities may be more or less than the  purchase  price.  The Advisor  does not believe  that the
Fund's net asset value or income will be  adversely  affected by its purchase of securities on a when-issued or delayed delivery basis. The Fund's custodian will maintain Segregated Assets equal in value to the purchase price and the interest rate payable on the securities  which are fixed on the purchase  commitment date or at the time of settlement  for  when-issued or delayed  delivery  securities, marked-to-market daily in accordance with pertinent SEC positions.

Zero coupon and delayed interest securities
The Fund may invest in zero coupon or delayed  interest  securities which pay no cash income until maturity or a specified date when the securities  begin paying current interest (the "cash payment date") and are sold at substantial discounts from their value at maturity.  When held to maturity or cash payment  date,  the entire income of such securities, which consists of accretion of discount, comes from the  difference  between the purchase  price and the  securities'  value at maturity  or cash  payment  date.  The  discount  varies  depending  on the time remaining  until  maturity or cash  payment  date,  prevailing  interest  rates, liquidity of the security and the perceived  credit  quality of the issuer.  The discount, in the absence of financial  difficulties of the issuer,  decreases as the final maturity or cash payment date of the security  approaches.  The market prices of zero  coupon  and  delayed  interest  securities  are  generally  more volatile and more likely to respond to changes in interest rates than the market prices of securities  having similar  maturities  and credit  qualities that pay interest periodically.

Zero coupon  securities  are subject to greater market value  fluctuations  from changing  interest rates than debt  obligations of comparable  maturities  which
make  current   distributions  of  interest  (cash).   Zero  coupon  convertible
securities  offer the  opportunity  for capital  appreciation  as increases  (or decreases) in market value of such  securities  closely  follow the movements in the  market  value of the  underlying  common  stock.  Zero  coupon  convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with short  maturities  (15 years or less) and are issued with options and/or redemption features  exercisable by the holder of the  obligation,  entitling  the holder to redeem the  obligation  and receive a defined cash payment.

Zero coupon  securities  include  securities issued directly by the US Treasury, and US Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying  principal  ("coupons")  which have been separated by their holder,  typically a custodian bank or investment  brokerage firm. A holder will separate the interest  coupons from the  underlying  principal (the "corpus") of the US Treasury  security.  A number of securities firms and banks have stripped the interest  coupons and  receipts  and then resold them in  custodial  receipt programs with a number of different  names,  including  "Treasury  Income Growth
Receipts"  ("TIGRS")  and  Certificate  of Accrual on Treasuries  ("CATS").  The
underlying US Treasury bonds and notes themselves are held in book-entry form at
the  Federal  Reserve  Bank  or,  in  the  case  of  bearer   securities  (i.e.,
unregistered  securities  which are  owned  ostensibly  by the  bearer or holder thereof), in trust on behalf of the owners thereof.  Counsel to the underwriters of these  certificates  or  other  evidences  of  ownership  of the US  Treasury securities  has stated  that for  federal tax and  securities  purposes,  in its opinion, purchasers of such certificates,  such as the Fund, most likely will be deemed the beneficial holder of the underlying US government securities.

The US Treasury has facilitated transfers of ownership of zero coupon securities by accounting  separately  for the beneficial  ownership of particular  interest coupon and corpus  payments on Treasury  securities  through the Federal Reserve book-entry  record-keeping system. The Federal Reserve program as established by the US  Treasury  Department  is known  as  "STRIPS"  or  "Separate  Trading  of
Registered Interest and Principal of Securities." Under the STRIPS program,  the
Fund will be able to have its  beneficial  ownership  of zero coupon  securities recorded directly in the book-entry  record-keeping  system in lieu of having to hold  certificates or other evidences of ownership of the underlying US Treasury securities.

When US Treasury  obligations  have been  stripped of their  unmatured  interest coupons  by the  holder,  the  principal  or corpus  is sold at a deep  discount because the buyer  receives  only the right to receive a future fixed payment on the  security  and does not  receive  any  rights to  periodic  interest  (cash)
payments.  Once  stripped  or  separated,  the  corpus and  coupons  may be sold separately.  Typically,  the coupons are sold  separately  or grouped with other coupons with like maturity  dates and sold in such bundled  form.  Purchasers of
stripped  obligations   acquire,  in  effect,   discount  obligations  that  are
economically  identical to the zero coupon securities that the US Treasury sells itself.  These stripped  securities  are also treated as zero coupon  securities with original issue discount for tax purposes.

Structured notes
Structured  notes are  derivative  debt  securities,  the  interest  rate and/or principal of which is  determined  by an unrelated  indicator.  The value of the principal of and/or  interest on structured  notes is determined by reference to changes in the return,  interest rate or value at maturity of a specific  asset, reference rate or index (the  "reference  instrument") or the relative change in two or more  reference  instruments.  The interest rate or the principal  amount payable upon  maturity or redemption  may be increased or  decreased,  depending upon changes in the applicable  reference  instruments.  Structured notes may be positively or negatively  indexed, so that an increase in value of the reference instrument  may produce an increase or a decrease in the interest  rate or value of the structured note at maturity. In addition, changes in the interest rate or the value of the  structured  note at maturity may be  calculated as a specified multiple of the change in the value of the  reference;  therefore,  the value of such note may be very volatile.  Structured notes may entail a greater degree of market risk than other types of debt  securities  because the investor bears the risk of the reference  instrument.  Structured  notes may also be more volatile, less liquid and more difficult to accurately price than less complex  securities or more  traditional debt  securities.  In order to cover structured  notes, the
Fund,  to the extent  required by the SEC, will  maintain  Segregated  Assets in accordance  with SEC  positions  to cover its  obligations  with respect to such instruments.  The Fund may  invest  up to 20% of its net  assets  in  structured notes.

Cash and cash equivalents
The Fund may  invest a portion  of its  assets  in  short-term  debt  securities
(including   repurchase   agreements  and  reverse  repurchase   agreements)  of
corporations, the US government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

The Fund may also  invest a portion  of its  assets  in  shares  issued by money market mutual funds. When unusual market conditions  warrant,  the Fund may make substantial  temporary defensive investments in cash equivalents up to a maximum of 100% of its net  assets.  Such  investments  may pay taxable  interest.  Cash equivalent  holdings  may be in any  currency  (although  such  holdings may not constitute "cash or cash equivalents" for tax diversification purposes under the
Code).  When the Fund invests for defensive  purposes,  it may negatively affect the attainment of the Fund's investment objective.

Under the terms of an  exemptive  order  issued by the SEC,  the Fund may invest cash  (i) held for  temporary  defensive  purposes;  (ii) not  invested  pending investment  in  securities;  (iii) that is set aside to cover an  obligation  or commitment  of the Fund to purchase  securities or other assets at a later date;
(iv) to be invested on a strategic management basis (i-iv are herein referred to as "Uninvested Cash"); and (v) collateral that it receives from the borrowers of its  portfolio  securities  in  connection  with the Fund's  securities  lending program,  in a series of shares of UBS Supplementary  Trust (the  "Supplementary
Trust Series") or a series of shares of UBS  Relationship  Funds  ("Relationship
Funds Cash Series").  UBS Supplementary Trust is a private investment pool which has retained the Advisor to manage its investments and UBS Relationship Funds is a registered investment company advised by the Advisor.  Certain Trustees of the
Trust also serve as Trustees of the UBS Supplementary Trust and UBS Relationship
Funds. The  Supplementary  Trust Series and Relationship  Funds Cash Series each
invests  in  US  dollar   denominated   money   market   instruments   having  a
dollar-weighted  average  maturity of 90 days or less, and operate in accordance with Rule 2a-7 under the Act. The Fund's investment of Uninvested Cash in shares of the  Supplementary  Trust Series or  Relationship  Funds Cash Series will not exceed 25% of the Fund's total assets.

Repurchase agreements
The Fund  does not  intend  to enter  into  repurchase  agreements,  except as a temporary measure and under unusual circumstances, because repurchase agreements generate  taxable  income.  The  Fund is,  however,  authorized  to  enter  into repurchase  agreements  with US banks and dealers with respect to any obligation issued or guaranteed by the US  government,  its agencies or  instrumentalities, and also with respect to  commercial  paper,  bank  certificates  of deposit and bankers'  acceptances.  When the Fund enters  into a  repurchase  agreement,  it purchases securities from a bank or broker-dealer which simultaneously agrees to repurchase  the  securities  at a mutually  agreed upon time and price,  thereby determining  the  yield  during  the  term  of the  agreement.  As a  result,  a repurchase  agreement  provides a fixed  rate of return  insulated  from  market fluctuations  during  the  term  of the  agreement.  The  term  of a  repurchase agreement generally is short,  possibly overnight or for a few days, although it may extend  over a number of months (up to one year) from the date of  delivery.
Repurchase agreements are considered under the Act to be collateralized loans by the Fund to the  seller  secured  by the  securities  transferred  to the  Fund.
Repurchase  agreements will be fully  collateralized  and the collateral will be marked-to-market  daily.  The Fund may not  enter  into a  repurchase  agreement having  more than  seven  days  remaining  to  maturity  if,  as a result,  such agreement,  together with any other illiquid  securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

Reverse repurchase agreements
Reverse repurchase  agreements involve sales of portfolio securities of the Fund to member banks of the Federal  Reserve  System or securities  dealers  believed creditworthy,  concurrently with an agreement by the Fund to repurchase the same securities  at a later date at a fixed  price  which is  generally  equal to the original  sales price plus interest.  The Fund retains record  ownership and the right to receive  interest and principal  payments on the  portfolio  securities involved. In connection with each reverse repurchase transaction,  the Fund will direct its  custodian  bank to place  cash,  US  government  securities,  equity securities  and/or  investment  and  non-investment  grade debt  securities in a segregated  account of the Fund,  or "earmark"  such assets as segregated in the
Fund's custody records,  in an amount equal to the repurchase  price. Any assets designated as  segregated  by the Fund,  either  physically  or  "earmarked"  as segregated,  with  respect to any  reverse  repurchase  agreements,  when-issued securities,  delayed delivery  securities,  to-be-announced  securities,  dollar
rolls,  options,   futures,   forward  contracts,   swaps  or  other  derivative
transactions shall be liquid,  unencumbered and marked-to-market daily (any such assets designated as segregated, either physically or "earmarked" as segregated, are referred to in this SAI as "Segregated Assets"),  and such Segregated Assets shall be maintained in accordance with pertinent positions of the SEC.

A reverse  repurchase  agreement  involves the risk that the market value of the securities  retained by the Fund may decline  below the price of the  securities the Fund has sold but is obligated to  repurchase  under the  agreement.  In the event the buyer of securities  under a reverse  repurchase  agreement  files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted  pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.
Reverse repurchase agreements are considered borrowings by the Fund and as such, are subject to the same investment limitations.

Borrowing
The Fund may borrow money for temporary emergency or extraordinary  purposes, or to  facilitate  redemptions.  The Fund  may also  borrow  money  for  investment purposes.  The Fund will not  borrow  money in excess of 33 1/3% of the value of its total assets (including amounts borrowed). Any borrowing will be done from a bank with the required  asset  coverage of at least 300%. In the event that such asset coverage  shall at any time fall below 300%, the Fund shall,  within three days  thereafter (not including  Sundays or holidays),  or such longer period as the SEC may  prescribe  by rules  and  regulations,  reduce  the  amount  of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

Loans of portfolio securities
The Fund may lend portfolio securities to qualified broker-dealers and financial
institutions   pursuant  to  agreements  provided:   (1)  the  loan  is  secured
continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities  loaned;  (2) the Fund may call the loan at any time and receive the  securities  loaned;  (3) the Fund will receive any interest or dividends  paid on the loaned  securities;  and (4)
the aggregate  market value of securities  loaned will not at any time exceed 33
1/3% of the total assets of the Fund.

When loaning portfolio securities,  the Fund will initially require the borrower to provide the Fund with  collateral  in an amount at least equal to 102% of the current market value of the loaned  securities with respect to US securities and
105% of the  current  market  value of the  loaned  securities  with  respect to foreign  securities.  Thereafter,  collateral will be maintained in an amount at least  equal  to 100% of the  current  market  value of the  loaned  securities.
Collateral  will  consist  of US and  non-US  securities,  cash  equivalents  or irrevocable  letters  of  credit.  Loans of  securities  involve a risk that the borrower  may fail to return the  securities  or may fail to maintain the proper amount of collateral, which may result in a loss of money by the Fund or a delay in recovering the loaned securities.  In addition, in the event of bankruptcy of the  borrower,  the Fund  could  experience  delays  in  recovering  the  loaned securities  or only recover cash or a security of equivalent  value.  Therefore, the Fund will only enter into  portfolio  loans after a review of all  pertinent factors  by the  Advisor  under the  supervision  of the  Board,  including  the creditworthiness  of the  borrower  and  then  only if the  consideration  to be received  from such  loans  would  justify  the risk.  Creditworthiness  will be monitored on an ongoing basis by the Advisor.

Swaps
The Fund may engage in swaps,  including,  but not  limited to,  interest  rate, credit default and total return swaps, and the purchase or sale of related caps, floors, collars and other derivative  instruments.  The Fund may also enter into
interest  rate  lock  transactions.   The  Fund  expects  to  enter  into  these
transactions  to  preserve  a return  or spread on a  particular  investment  or portion of the  portfolio's  duration,  to protect  against any  increase in the price of securities the Fund anticipates  purchasing at a later date, or to gain exposure to certain markets or returns in the most economical way possible.

Interest rate swaps involve the exchange by the Fund with another party of their respective  commitments to receive or pay interest  (e.g.,  an exchange of fixed rate payments for floating rate payments)  with respect to a notional  amount of principal. The purchase of a cap entitles the purchaser to receive payments on a notional  principal  amount from the party  selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive  payments on a notional principal amount from the party selling the floor to the extent that a specified index  falls  below a  predetermined  interest  rate or  amount.  A collar  is a combination  of a cap  and a  floor  that  preserves  a  certain  return  with a predetermined range of interest rates or values.

The use of swaps involves  investment  techniques and risks different from those associated  with ordinary  portfolio  security  transactions.  If the Advisor is incorrect in its forecast of market values, total return of securities, interest rates and other applicable factors, the investment  performance of the Fund will be less favorable than it would have been if this investment technique was never used. Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults  and fails to  consummate  the  transaction,  the  Fund's  risk of loss consists of the net amount of interest  payments that the Fund is  contractually entitled to receive.

If there is a default by the  counterparty to a swap contract,  the Fund will be limited  to  contractual  remedies  pursuant  to the  agreements  related to the transaction.  There is no assurance  that a swap contract  counterparty  will be able to meet its obligations pursuant to the swap contract or that, in the event of a default, the Fund will succeed in pursuing contractual  remedies.  The Fund thus  assumes  the risk that it may be delayed in or  prevented  from  obtaining payments owed to it pursuant to a swap contract.  However, the amount at risk is only the net  unrealized  gain,  if any,  on the swap,  not the entire  notional amount. The Advisor will closely monitor, subject to the oversight of the Board, the  creditworthiness  of swap  counterparties  in order to minimize the risk of swaps.

Total  return swap  contracts  are  agreements  between  two  parties  where one counterparty pays the other the total return of a particular instrument (e.g., a specified security,  basket of securities or securities indices,  including real estate  market  indices,  during the  specified  period) in return for  periodic payments  based on a fixed or variable  interest  rate,  typically at a floating rate  based  on  LIBOR,  or the  total  rate  of  return  on  another  financial instrument.  The "total return" includes  interest payments from, along with any change in value of, the referenced asset over a specified period.  The Fund will enter into total  return  swap  contracts  only on a net  basis,  i.e.,  the two parties'  obligations are netted out, with the Fund paying or receiving,  as the case may be, only the net amount of the  payments.  Total return swap  contracts may be used to obtain  exposure to a security or market without owning or taking physical  custody of such  security or investing  directly in such  market.  The value of the swap  position as well as the  payments  required to be made by the
Fund or a  counterparty  will  increase or decrease  depending on the changes in value of the underlying  asset.  Total return swap contracts may effectively add leverage to the Fund's portfolio  because,  in addition to its total net assets, the Fund would be subject to investment  exposure on the notional  amount of the swap.

Total  return  swap  transactions  involve  greater  risks  than if the Fund had invested in the  underlying  asset  directly.  Total  return  swap  transactions involve  counterparty  risks, as discussed  above,  but also involve  additional risks, including interest rate risk and market risk. The total rate of return of an  investment  on which a total  return  swap  contract  is based  may  exhibit substantial volatility and, in any given period, may be positive or negative for the  specified  period of the total  return  swap  contract.  If the  Advisor is incorrect in its forecast of the underlying asset's total return, the investment performance  of the Fund will be less  favorable than it would have been if this investment  technique  was never used.  In the event the total rate of return of the underlying  asset is negative for the specified period of the swap contract, the Fund will be required to make a payment to the  counterparty  in addition to the periodic payment required by the swap contract to cover the decline in value of the  underlying  asset.  The Fund's  risk of loss,  therefore,  is  increased because  the Fund could  lose an amount  equal to the  decrease  in value of the underlying  asset for the specified  period of time, in addition to the periodic payments required by the total return swap contract.

The Fund also may engage in interest rate lock transactions. In an interest rate lock  transaction,  the buyer locks in an interest  rate at a future  settlement date. If the interest  rate on the  settlement  date exceeds the lock rate,  the buyer pays the seller the  difference  between  the two rates.  If the lock rate exceeds the interest rate on the settlement  date, the seller pays the buyer the difference between the two rates.

The Fund also may enter into credit default swap agreements.  The Fund may enter into a credit default swap on a single  security or instrument or on a basket or index of securities (sometimes referred to as a "CDX" transaction).  The "buyer"
in a credit  default  contract  typically  is  obligated  to pay the  "seller" a periodic  stream of payments  over the term of the  contract,  provided  that no credit event with respect to any underlying  reference  obligation has occurred.
If a credit  event  occurs,  the  seller  typically  must pay the buyer the "par value" (full  notional  value) of the  reference  obligation in exchange for the reference  obligation.  The Fund may be either  the  buyer or the  seller in the transaction.  If the Fund is a buyer and no credit  event  occurs,  the Fund may lose its investment and recover nothing.  However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller,  the Fund typically  receives a fixed rate of income  throughout the term of the contract,  which  typically is between six months  and three  years,  provided a credit  event does not occur.  If a credit event occurs,  the seller  typically must pay the buyer the full notional amount of the reference obligation.

Credit default swaps involve  greater risks than if the Fund had invested in the reference  obligation  directly,  since,  in addition to general  market  risks, credit  default swaps are subject to  illiquidity  risk,  counterparty  risk and credit risk. A buyer also will lose its investment and recover nothing should no credit  event occur and the swap is held to its  termination  date.  If a credit event were to occur,  the value of any  deliverable  obligation  received by the seller,  coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer,  resulting in a loss of value to the Fund.  When the Fund acts as a seller of a credit default swap,  the Fund is  exposed to many of the same risks of  leverage  since,  if a credit  event  occurs,  the  seller  may be  required  to pay the buyer the full notional  value of the contract net of any amounts owed by the buyer  related to its delivery of deliverable obligations.

The Advisor and the Trust do not believe that the Fund's  obligations under swap contracts are senior securities and,  accordingly,  the Fund will not treat them as being  subject to the Fund's  borrowing  or senior  securities  restrictions.
However,  with  respect  to swap  contracts  that  provide  for the  netting  of payments,  the net amount of the excess, if any, of the Fund's  obligations over its  entitlements  with respect to each swap contract will be accrued on a daily basis and an amount of  Segregated  Assets  having an aggregate  market value at least equal to the accrued  excess will be maintained to cover the  transactions in accordance  with SEC  positions.  With respect to swap  contracts that do not provide for the netting of payments  by the  counterparties,  the full  notional amount for which the Fund is obligated  under the swap  contract with respect to each swap  contract will be accrued on a daily basis and an amount of Segregated
Assets  having an  aggregate  market  value at least equal to the  accrued  full notional value will be maintained to cover the  transactions  in accordance with
SEC  positions.  To the  extent  that the Fund  cannot  dispose of a swap in the ordinary  course of business  within  seven days at  approximately  the value at which the Fund has valued the swap, the Fund will treat the swap as illiquid and subject to its overall  limit on illiquid  investments  of 15% of the Fund's net assets.

Futures
The Fund may enter into  contracts for the purchase or sale for future  delivery of securities and indices,  including  municipal  bond index futures  contracts, municipal debt future contracts and interest rate futures contracts.  A purchase of a futures  contract means the  acquisition  of a contractual  right to obtain delivery to the Fund of the securities called for by the contract at a specified price during a specified future month. When a futures contract is sold, the Fund incurs a  contractual  obligation  to  deliver  the  securities  underlying  the contract at a  specified  price on a  specified  date during a specified  future month.

A municipal  bond index futures  contract is a bilateral  agreement  pursuant to which one party agrees to accept,  and the other party agrees to make,  delivery of an amount of cash equal to a specified  dollar  amount  times the  difference between the  securities  index value at the close of trading of the contract and the price at which the  futures  contract  is  originally  struck.  No  physical delivery of the securities  comprising the index is made.  Generally,  contracts are closed out prior to the expiration date of the contract.

Municipal  debt or interest  rate futures  contracts  are  bilateral  agreements pursuant  to which one  party  agrees to make,  and the  other  party  agrees to accept, delivery of a specified type of debt security at a specified future time and at a specified  price.  Although such futures  contracts by their terms call for  actual  delivery  or  acceptance  of debt  securities,  in most  cases  the contracts are closed out before the settlement date without the making or taking of delivery.

When the Fund enters into a futures transaction,  it must deliver to the futures commission  merchant (an "FCM")  selected by the Fund, an amount  referred to as
"initial  margin."  The initial  margin is required to be  deposited  in cash or government  securities  with an FCM.  Minimum  initial margin  requirements  are established  by the  futures  exchange  and FCMs may  establish  initial  margin requirements  which are higher than the exchange  requirements.  After a futures contract  position  is opened,  the value of the  contract  is  marked-to-market daily.  If a futures contact price changes to the extent that the margin deposit does not satisfy margin requirements, payment of a "variation margin" to be held by the FCM, will be required.  Conversely, a reduction in the contract value may reduce the required  margin,  resulting  in a repayment of excess  margin to the custodial  accounts of the Fund. The Fund may also effect  futures  transactions through FCMs who are affiliated  with the Advisor or the Fund in accordance with procedures adopted by the Board.

The Fund  will  enter  into  futures  transactions  on  domestic  exchanges.  In addition,  the Fund may sell stock index futures in  anticipation of or during a market  decline to attempt to offset the  decrease in market value of its common stocks that might otherwise result;  and it may purchase such contracts in order to offset  increases  in the cost of common  stocks that it intends to purchase.
Unlike other futures  contracts,  an index futures  contract  specifies  that no delivery  of the actual  stocks  making up the index will take  place.  Instead, settlement  in cash must  occur  upon the  termination  of the  contract.  While futures contracts provide for the delivery of securities,  deliveries usually do not occur.  Futures  contracts can be  terminated  by entering  into  offsetting transactions.  In  addition,  the Fund may invest in futures  contacts  that are contractually  required to be "cash-settled," rather than requiring the delivery of the  securities.  The Fund will  cover  its  obligations  under  the  futures transactions in which it participates by either (i) holding offsetting positions that  appropriately  equal the daily market value of the Fund's  position in the futures  contract (less the initial margin and any variation  margins  deposited with an FCM);  or (ii)  accruing  such amounts on a daily basis and  maintaining
Segregated  Assets to cover the  futures  contract.  With  respect  to a futures contract  that is not  contractually  required to  "cash-settle,"  the Fund must cover its open position by maintaining Segregated Assets equal to the contract's full,  notional  value.  However,  the Fund  may net  non-cash  settled  futures
contracts  if  the  futures  have  the  same   expiration  date  and  underlying
instruments.  With respect to a futures contract that is contractually  required to  "cash-settle"  the Fund is  permitted  to maintain  Segregated  Assets in an amount equal to the Fund's daily  marked-to-market  (net) obligation  (i.e., the
Fund's daily net  liability if any) rather than the notional  value.  By setting aside  assets  equal  to  only  its net  obligation  under  cash-settled  future contracts the Fund will have the ability to employ  leverage to a greater extent than if the Fund were  required to segregate  assets equal to the full  notional value of such contracts.

The Fund may enter into futures contracts to protect against the adverse effects of fluctuations in security prices or interest  exchange rates without  actually buying or selling the securities. For example, if interest rates are expected to increase,  the Fund might  enter  into  futures  contracts  for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities  owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio  would decline,  but the value of the futures  contracts to the Fund would increase at  approximately  the same rate,  thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly,  when it is expected that interest rates may decline,  futures  contracts  may be  purchased  to  hedge  in  anticipation  of subsequent  purchases of securities at higher prices.  Since fluctuations in the value of futures  contracts should be similar to those of debt  securities,  the
Fund could take advantage of the  anticipated  rise in value of debt  securities without actually buying them until the market had stabilized.  At that time, the futures  contracts  could  be  liquidated  and the  Fund  could  then  buy  debt securities on the cash market. The Fund may also enter into futures contracts as a low cost method for gaining or reducing  exposure to a particular  currency or securities market without directly investing in those currencies or securities.

Futures strategies also can be used to manage the average duration of the Fund's portfolio. If UBS Global AM (Americas) wishes to shorten the average duration of the Fund's  portfolio,  the Fund may sell a futures  contract  or a call  option thereon  or  purchase a put option on that  futures  contract.  If UBS Global AM
(Americas) wishes to lengthen the average duration of the Fund's portfolio,  the
Fund may buy a futures  contract or a call  option  thereon or sell a put option thereon.

To the extent that market prices move in an unexpected  direction,  the Fund may not achieve the anticipated benefits of futures contracts or may realize a loss.
For example,  if the Fund is hedged  against the  possibility  of an increase in interest rates, which would adversely affect the price of securities held in its portfolio,  and interest rates decrease instead, the Fund would lose part or all of the  benefit  of the  increased  value  which it has  because  it would  have offsetting losses in its futures position. In addition,  in such situations,  if the Fund had  insufficient  cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements.  Such sales of securities may, but will not  necessarily,  be at increased  prices that would  reflect the rising market. The Fund may be required to sell securities at a time when it may be disadvantageous to do so.

The Fund may also  engage in options on  futures  contracts.  Options on futures contracts  are  similar  to options on  securities,  except  that an option on a futures  contract gives the purchaser the right,  in return for the premium,  to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put),  rather than to purchase or sell a security,  at a  specified  price  at any  time  during  the  option  term or at specified  times or at the  expiration  of the option,  depending on the type of option  involved.  Upon  exercise  of the  option,  the  delivery of the futures position  to the holder of the option  will be  accompanied  by  delivery of the accumulated  balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.  The writer of an option, upon  exercise,  will  assume a short  position in the case of a call and a long position in the case of a put.

Options
The Fund may  purchase and write call or put options US  securities  and indices and  enter  into  related  closing  transactions.  The Fund  may  also  purchase exchange-listed  call options on particular  market  segment  indices to achieve temporary exposure to a specific  industry.  The Fund may invest in options that
are  either  listed  on  US  exchanges  or  traded   over-the-counter.   Certain
over-the-counter  options may be illiquid. Thus, it may not be possible to close options  positions and this may have an adverse  impact on the Fund's ability to effectively hedge its securities. The Trust has been notified by the SEC that it considers  over-the-counter options to be illiquid.  Accordingly,  the Fund will only  invest in such  options  to the  extent  consistent  with its 15% limit on investments in illiquid securities.

Purchasing call options--The Fund may purchase call options on securities to the extent that  premiums  paid by the Fund do not aggregate to more than 20% of the
Fund's total  assets.  When the Fund  purchases a call  option,  in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security  underlying the option at a specified  exercise price at any time during the term of the option.  The writer of the call option, who receives the premium upon writing the option,  has the  obligation  upon  exercise of the option,  to deliver the  underlying  security  against  payment of the  exercise price.  The  advantage  of  purchasing  call  options is that the Fund may alter portfolio  characteristics and modify portfolio maturities without incurring the cost associated with transactions.

The Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction.  This is accomplished by selling an option of the same series as the option previously  purchased.  The Fund will realize a profit from a closing sale  transaction if the price received on the transaction is more than the premium  paid to purchase the  original  call option;  the Fund will realize a loss from a closing sale transaction if the price received on the transaction  is less than the premium paid to purchase the original call option.
Although  the Fund will  generally  purchase  only those call  options for which there appears to be an active  secondary  market,  there is no assurance  that a liquid secondary market on an exchange will exist for any particular  option, or at any particular  time, and for some options no secondary market on an exchange may  exist.  In  such  an  event,  it may  not be  possible  to  effect  closing transactions in particular options,  with the result that the Fund would have to exercise  its options in order to realize  any profit and would incur  brokerage
commissions   upon  the  exercise  of  such  options  and  upon  the  subsequent disposition of the underlying  securities  acquired through the exercise of such
options.   Further,   unless  the  price  of  the  underlying  security  changes sufficiently,  a call option  purchased by the Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss, which will be short-term unless the option was held for more than one year.

Call writing--The Fund may write call options from time to time on such portions of its  portfolio,  without limit,  as the Advisor  determines is appropriate in seeking to achieve the Fund's investment objective. The advantage to the Fund in writing calls is that the Fund  receives a premium  which is additional  income.
However,  if the security rises in value, the Fund may not fully  participate in the market appreciation.  During the option period for a call option, the writer may be assigned an exercise notice by the  broker-dealer  through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the  option  or upon  entering  a  closing  purchase  transaction.  A closing purchase transaction,  in which the Fund, as writer of an option, terminates its obligation by  purchasing an option of the same series as the option  previously written,  cannot be  effected  once the option  writer has  received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit  the sale of the  underlying  security  or to enable the Fund to write another call option on the underlying  security with either a different exercise price,  expiration  date or both. The Fund may realize a net gain or loss from a closing  purchase  transaction  depending  upon  whether  the net  amount of the original  premium  received  on the call option is more or less than the cost of effecting  the  closing  purchase  transaction.  Any loss  incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying  security.  Such a loss may also be wholly or partially  offset by unrealized  appreciation  in the market value of the  underlying  security.  Conversely,  a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain,  however,  may be  offset  by  depreciation  in the  market  value  of the underlying security during the option period. If a call option is exercised, the
Fund will realize a gain or loss from the sale of the underlying  security equal to the difference  between the cost of the underlying  security and the proceeds of the sale of the  security  plus the amount of the  premium on the option less the commission paid.

The Fund will  generally  write call options on a covered  basis.  A call option written  by the Fund is  "covered"  if the Fund  owns  the  underlying  security covered by the call or has an  absolute  and  immediate  right to  acquire  that
security  without   additional  cash   consideration  (or  for  additional  cash
consideration  maintained as  Segregated  Assets by the Fund's  custodian)  upon conversion  or exchange of other  securities  held by the Fund. A call option is also deemed to be covered if the Fund holds a call on the same  security  and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii)
is greater than the  exercise  price of the call  written if the  difference  is maintained as Segregated Assets by the Fund's custodian.

From time to time,  the Fund will  write a call  option  that is not  covered as indicated above but where the Fund's custodian will maintain  Segregated  Assets for the term of the option having a value equal to the fluctuating  market value of the optioned securities or currencies,  marked-to-market daily, in accordance with SEC  positions.  While such an option  would be "covered"  with  sufficient collateral to satisfy SEC prohibitions on issuing senior  securities,  this type of strategy  would  expose the Fund to the risks of writing  uncovered  options.
When writing  uncovered call options,  the Fund is subject to the risk of having to purchase  the  security or currency  subject to the option at a price  higher than the  exercise  price of the option.  As the price of a security or currency could appreciate substantially, the Fund's loss could be significant.

Purchasing  put  options--The  Fund may only  purchase put options to the extent that the premiums on all outstanding put options do not exceed 20% of the Fund's total  assets.  The Fund will,  at all times during which it holds a put option, own the  security  covered by such  option.  With  regard to the  writing of put options,  the Fund will limit the aggregate value of the obligations  underlying such put options to 50% of its total assets.

A put  option  purchased  by the  Fund  gives  it the  right  to sell one of its securities  for an  agreed  price up to an  agreed  date.  The Fund  intends  to purchase  put options in order to protect  against a decline in the market value of the  underlying  security  below the exercise price less the premium paid for the option  ("protective  puts"). The ability to purchase put options will allow the Fund to protect unrealized gains in an appreciated security in its portfolio without actually  selling the security.  If the security does not drop in value, the Fund will lose the value of the premium paid. The Fund may sell a put option that it has previously purchased prior to the sale of the securities  underlying such  option.  Such sale will result in a net gain or loss  depending on whether the  amount  received  on the sale is more or less  than the  premium  and other transaction costs paid on the put option that is sold.

The Fund may sell put options  purchased  on  individual  portfolio  securities.
Additionally,  the Fund may enter into closing sale transactions. A closing sale transaction  is one in which the Fund,  when it is the holder of an  outstanding option,  liquidates  its position by selling an option of the same series as the option previously purchased.

Writing  put  options--The  Fund may also write put  options on a secured  basis which means that the Fund's  custodian  will  maintain  Segregated  Assets in an amount not less than the  exercise  price of the option at all times  during the option period. The amount of Segregated Assets will be adjusted on a daily basis to  reflect  changes in the market  value of the  securities  covered by the put option  written by the Fund.  Secured put options  will  generally be written in circumstances  where the Advisor wishes to purchase the underlying  security for the Fund's  portfolio  at a price  lower than the  current  market  price of the security.  In such  event,  the Fund  would  write a  secured  put  option at an exercise price, which,  reduced by the premium received on the option,  reflects the lower price it is willing to pay.

Following  the  writing  of a put  option,  the Fund may wish to  terminate  the obligation  to buy the  security  underlying  the option by  effecting a closing purchase  transaction.  This is  accomplished  by  buying  an option of the same series as the option previously written. The Fund may not, however,  effect such a closing transaction after it has been notified of the exercise of the option.

Index options
The Fund may purchase  exchange-listed  call options on fixed income indices and sell such options in closing sale  transactions for hedging  purposes.  The Fund also may purchase call options on indices  primarily as a substitute  for taking positions in certain  securities or a particular  market  segment.  The Fund may also purchase call options on an index to protect against increases in the price of securities  underlying  that index that the Fund intends to purchase  pending its ability to invest in such securities.

In addition,  the Fund may purchase put options on fixed income indices and sell such options in closing sale transactions.  The Fund may purchase put options on broad market  indices in order to protect its fully  invested  portfolio  from a general market decline.  Put options on market segments may be bought to protect the Fund  from a decline  in the value of  heavily  weighted  industries  in the
Fund's portfolio. Put options on stock and fixed income indices may also be used to protect the Fund's investments in the case of a major redemption.

The Fund may also write  (sell) put and call  options on fixed  income  indices.
While the option is open, the Fund's custodian will maintain  Segregated  Assets to  cover  the  transactions,  marked-to-market  daily  in  accordance  with SEC positions.  Options on indices  are  similar to regular  options  except that an option on an index  gives the  holder the right,  upon  exercise,  to receive an amount of cash if the closing  level of the index upon which the option is based is  greater  than (in the case of a call) or lesser  than (in the case of a put)
the exercise price of the option. This amount of cash is equal to the difference between  the  closing  price of the index and the  exercise  price of the option expressed in dollars multiplied by a specified multiple (the "multiplier").

Special risks of options on indices
The  Fund's  purchases  of  options  on  indices  will  subject  it to the risks described below.  Because the value of an index option depends upon movements in the level of the index rather than the price of a particular  security,  whether the Fund  will  realize  gain or loss on the  purchase  of an option on an index depends upon  movements in the level of prices in the market  generally or in an industry or market  segment,  rather than movements in the price of a particular security.  Accordingly,  successful  use by the Fund of  options  on  indices is subject to the Advisor's ability to predict correctly the direction of movements in the market  generally or in a particular  industry.  This requires  different skills and  techniques  than  predicting  changes  in the  prices of  individual securities.

Index prices may be distorted if trading of a  substantial  number of securities included  in the index is  interrupted  causing  the  trading of options on that index to be halted.  If a trading halt  occurred,  the Fund would not be able to close out options  which it had  purchased  and the Fund may incur losses if the underlying  index moved  adversely  before  trading  resumed.  If a trading halt occurred  and  restrictions  prohibiting  the  exercise of options  were imposed through  the close of trading on the last day before  expiration,  exercises  on that day would be  settled  on the basis of a closing  index  value that may not reflect  current price  information  for  securities  representing a substantial portion of the value of the index.

If the Fund holds an index option and exercises it before final determination of the  closing  index  value for that day,  it runs the risk that the level of the underlying  index  may  change  before  closing.  If such a  change  causes  the exercised  option to fall  "out-of-the-money,"  the Fund will be required to pay the  difference  between the closing  index value and the exercise  price of the option  (multiplied  by  the  applicable  multiplier)  to the  assigned  writer.
Although  the Fund may be able to  minimize  this risk by  withholding  exercise instructions  until just before the daily cutoff time or by selling  rather than exercising  the option when the index level is close to the exercise  price,  it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

Illiquid securities
The term  "illiquid  securities"  means  securities  that  cannot be disposed of within seven days in the ordinary course of business at approximately the amount at  which  the  Fund  has  valued  the  securities  and  includes,  among  other securities,  over-the-counter options purchased,  repurchase agreements maturing in more than seven days and municipal lease obligations (including  certificates of  participation)  other than those UBS Global AM (Americas) has determined are liquid pursuant to guidelines established by the Board. The assets used as cover for  over-the-counter  options  written by the Fund will be considered  illiquid unless the  options  are sold to  qualified  dealers who agree that the Fund may repurchase  the  options at a maximum  price to be  calculated  by a formula set forth in the option agreements. The cover for an over-the-counter option written subject to this procedure  would be considered  illiquid only to the extent that the maximum  repurchase  price under the formula  exceeds the intrinsic value of the option.  The Fund may not be able to readily  liquidate its  investments  in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities  may make it more  difficult  for the Fund to assign a value to those securities for purposes of valuing its portfolio and  calculating  its net asset value.

The Board has  delegated  the function of making  day-to-day  determinations  of liquidity to UBS Global AM  (Americas),  pursuant to guidelines  approved by the
Board.  UBS  Global AM  (Americas)  takes  into  account a number of  factors in reaching liquidity decisions, including:

(a)  whether the  security can be sold within  seven days at  approximately  the same amount at which it is valued by the Fund;

(b)  whether at least two dealers make a market in the security;

(c)  whether  there is  reasonable  assurance  that  the  security  will  remain marketable  throughout  the period it is  expected  to be held by the Fund, taking into account the actual  frequency of trades and  quotations for the security (expected frequency in the case of initial offerings);

(d)  whether the issuer is a reporting company under the Securities Exchange Act of 1934;

(e)  that the  security is not in the same class as, or  convertible  into,  any listed security of the issuer;

(f)  whether  there  are at  least  three  sources  from  which a price  for the security is readily available;

(g)  whether  settlement  is made in a "regular way" for the type of security at issue; and

(h)  for Rule 144A  securities that are issued by funds excepted from regulation under Section  3(c)(7) of the  Investment  Company Act,  whether there is a sufficient market of qualified  purchasers to assure that the security will remain  marketable  throughout  the period it is expected to be held by the
     Fund.

UBS Global AM  (Americas)  monitors the  liquidity of  securities  in the Fund's portfolio and reports periodically on liquidity decisions to the Board.

In making determinations as to the liquidity of municipal lease obligations, UBS
Global AM (Americas) will  distinguish  between direct  investments in municipal lease obligations (or participations therein) and investments in securities that may be supported by municipal lease obligations or certificates of participation therein. Since these municipal lease obligation-backed securities are based on a well-established  means of  securitization,  UBS Global AM  (Americas)  does not believe that investing in such securities  presents the same liquidity issues as direct investments in municipal lease obligations.

The Fund will not invest more than 15% of its net assets in illiquid securities.
UBS Global AM  (Americas)  monitors  the Fund's  overall  holdings  of  illiquid securities.  If the Fund's holdings of illiquid securities exceed its limitation on  investments  in illiquid  securities  for any reason  (such as a  particular security  becoming  illiquid,  changes in relative  market  values of liquid and illiquid  portfolio  securities  or  shareholder  redemptions),  UBS  Global  AM
(Americas)  will  consider what action would be in the best interest of the Fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the Fund's holdings of illiquid securities. However, the
Fund  is  not   required   to  dispose  of  illiquid   securities   under  these
circumstances.

Non-publicly traded securities, private placements and restricted securities
The Fund may  invest in  securities  that are  non-publicly  traded  securities, including  privately  placed  securities  that the Fund buys  directly  from the issuer.  As a  result  of the  absence  of a public  trading  market  for  these securities,  they may be less liquid than publicly traded  securities.  Although these securities may be resold in privately negotiated transactions,  the prices realized from these sales could be less than those  originally paid by the Fund, or less  than  what  may be  considered  the  fair  value  of  such  securities.
Furthermore,  companies  whose  securities  are not  publicly  traded may not be subject to the disclosure and other investor protection requirements which would be applicable if their securities were publicly  traded.  If such securities are required to be registered under the securities laws of one or more jurisdictions before  being  resold,  the  Fund  may  be  required  to  bear  the  expense  of registration. Investments by the Fund in non-publicly traded securities, private placements and restricted  securities will be limited to the Fund's  prohibition on investing more than 15% of its net assets in illiquid securities.

Investment company securities and investments in affiliated investment companies
Subject to the provisions of any exemptive orders issued by the SEC,  securities of other  investment  companies  may be  acquired by the Fund to the extent that such  purchases  are  consistent  with  the  Fund's  investment  objectives  and restrictions  and are  permitted  under  the  Act.  The Act  requires  that,  as determined  immediately  after a purchase  is made,  (i) not more than 5% of the value of the Fund's total assets will be invested in the  securities  of any one investment  company,  (ii) not more  than 10% of the value of the  Fund's  total assets will be invested in  securities  of  investment  companies as a group and
(iii) not more than 3% of the  outstanding  voting  stock of any one  investment company will be owned by the Fund.  Certain  exceptions to these limitations may apply.  As a shareholder  of another  investment  company,  the Fund would bear, along  with other  shareholders,  its pro rata  portion of the other  investment company's expenses, including advisory fees. These expenses would be in addition to the expenses that the Fund would bear in connection with its own operations.

The Fund  may  invest  in  securities  issued  by  other  registered  investment companies  advised by the Advisor beyond the above percentage  maximums pursuant to exemptive relief granted by the SEC or rules promulgated by the SEC. The Fund may invest in corresponding  portfolios of UBS Relationship  Funds to the extent that the Advisor determines that such investments are a more efficient means for the Fund to gain exposure to certain  asset  classes than by the Fund  investing directly in individual securities.

Exchange-traded index securities
Subject to the  limitations on investment in investment  company  securities and its own  investment  objective,  the Fund may  invest in  exchange-traded  index securities  that are  currently  operational  and that may be  developed  in the future.  Exchange-traded  index securities generally trade on the American Stock
Exchange  or New  York  Stock  Exchange  and  are  subject  to the  risks  of an investment in a broadly based portfolio of investments,  including the risk that the general level of stock prices may decline,  thereby adversely  affecting the value of the investment.  These  securities  generally bear certain  operational expenses. To the extent the Fund invests in these securities, the Fund must bear these expenses in addition to the expenses of its own operation.

Equity securities
The Fund may invest in a range of equity  securities  of US issuers,  including, but not  limited  to,  common  stocks  of  companies  or  closed-end  investment companies,  preferred stocks,  debt securities  convertible into or exchangeable for common  stock,  securities  such as warrants or rights that are  convertible into common stock and  sponsored or  unsponsored  American,  European and Global
depositary  receipts  ("Depositary   Receipts").   The  issuers  of  unsponsored
Depositary  Receipts are not obligated to disclose  material  information in the
United States.

Other investments
The Board may, in the future,  authorize the Fund to invest in securities  other than those listed in this SAI and in the  Prospectus,  provided such  investment would be consistent with the Fund's  investment  objective and that it would not violate any fundamental  investment  policies or restrictions  applicable to the
Fund.

Investment restrictions

The investment restrictions set forth below are fundamental policies and may not be changed as to the Fund without the approval of a majority of the  outstanding voting  securities  (as  defined  in the  Act)  of the  Fund.  Unless  otherwise indicated, all percentage limitations listed below apply to the Fund only at the time of the transaction.  Accordingly, if a percentage restriction is adhered to at the time of investment,  a later increase or decrease in the percentage  that results  from a relative  change in values or from a change in the Fund's  total assets will not be considered a violation. The Fund may not:

(i)  Purchase or sell real estate  unless  acquired as a result of  ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i)  purchasing or selling  securities or instruments secured by real estate or  interests  therein,  securities  or  instruments representing  interests  in real estate or  securities  or  instruments  of issuers  that  invest,  deal or otherwise  engage in  transactions  in real estate or interests  therein,  and (ii) making,  purchasing or selling real estate mortgage loans;

(ii) Purchase  or sell  physical  commodities,  unless  acquired  as a result of ownership  of  securities  or other  instruments  and  provided  that  this restriction  does not  prevent the Fund from (i)  engaging in  transactions involving currencies; futures contracts on securities,  currencies, indices or any other  financial  instrument;  and  options  on such  currencies  or futures  contracts,  or (ii)  investing in securities or other  instruments that are secured by physical commodities;

(iii) Issue senior securities, except to the extent permitted by the 1940 Act or any rules,  exemptions or  interpretations  thereunder that may be adopted, granted or issued by the SEC;

(iv) Make loans if, as a result,  more than 33 1/3% of its total assets would be lent to other persons,  including other investment  companies to the extent permitted  by the  1940 Act or any  rules,  exemptions  or  interpretations thereunder  that  may be  adopted,  granted  or  issued  by the  SEC.  This limitation does not apply to (1) the lending of portfolio  securities,  (2)
     the   purchase   of  debt   securities,   other  debt   instruments,   loan
     participations and/or engaging in direct corporate loans in accordance with its investment  goals and policies,  and (3)  repurchase  agreements to the extent the entry into a repurchase agreement is deemed to be a loan;

(v)  Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or  interpretations  thereunder that may be adopted,  granted or issued by the SEC;

(vi) Invest more than 25% of the Fund's net assets in  securities  of issuers in any one industry  (other than  securities  issued or guaranteed by the U.S.
     government  or any of its agencies or  instrumentalities  or  securities of other investment companies); and

(vii) Act as an underwriter except to the extent the Fund may be deemed to be an underwriter  when  disposing of  securities it owns or when selling its own shares.

With  respect  to  (vi)  above,  although  not  part of the  Fund's  fundamental investment restriction,  consistent with SEC Staff interpretations and guidance, governments or their  political  subdivisions  that issue  tax-exempt  municipal securities are not considered by the Fund to be members of any industry.

Management of the Trust

The Trust is a Delaware  statutory  trust.  Under  Delaware  law,  the Board has overall  responsibility for managing the business and affairs of the Trust. Each
Trustee  of  the  Trust  is an  Independent  Trustee  because  he or  she is not considered an "interested person" of the Trust under the Act. The Trustees elect the officers of the Trust, who are responsible for  administering the day-to-day operations of the Fund.

The Trustees and  executive  officers of the Trust,  along with their  principal occupations  over the past five years and their  affiliations,  if any, with the
Advisor,  are listed below.  None of the Trustees is an "interested  person" (as defined in the Act) of the Trust.  The  Trustees  may be  referred  to herein as
"Independent Trustees."

Independent Trustees
                                     Term of
                                     office(1)
                          Position(  and length                                            Number of portfolios   Other
                          held with  of time       Principal occupation(s) during past 5   in Fund complex        directorships held
Name, address and age     Trust      served        years                                   overseen by Trustee    by Trustee
----------------------    ---------  ----------    -------------------------------------   ---------------------  ------------------
Walter E. Auch(2)         Trustee    Since 1994    Mr. Auch is retired (since 1986).       Mr. Auch is a          Mr. Auch is a
6001 N. 62nd Place                                                                         trustee of three       Trustee/Director
Paradise Valley, AZ                                                                        investment companies   of Advisors Series
85253                                                                                      (consisting of 56      Trust (32
Age: 87                                                                                    portfolios) for        portfolios) and
                                                                                           which UBS Global AM    Consulting Group
                                                                                           (Americas) or one of   Capital Markets
                                                                                           its affiliates         Funds (11
                                                                                           serves as investment   portfolios).  Mr.
                                                                                           advisor, sub-advisor   Auch is also a
                                                                                           or manager.            member of the
                                                                                                                  Board of Sound
                                                                                                                  Surgical
                                                                                                                  Technologies.

Frank K. Reilly(2)        Chairman   Since 1992    Mr. Reilly is a Professor at the        Mr. Reilly is a        Mr. Reilly is a
Mendoza College of        Trustee                  University of Notre Dame since 1982.    director or trustee    Director of
Business                                                                                   of four investment     Discover Bank.
University of Notre Dame                                                                   companies
Notre Dame, IN                                                                             (consisting of 57
46556-5649                                                                                 portfolios) for
Age: 72                                                                                    which UBS Global AM
                                                                                           (Americas) or one of
                                                                                           its affiliates
                                                                                           serves as investment
                                                                                           advisor, sub-advisor
                                                                                           or manager.

Edward M. Roob(2)         Trustee    Since 1995    Mr. Roob is retired (since 1993).       Mr. Roob is a          None.
841 Woodbine Lane                                                                          director or trustee
Northbrook, IL 60002                                                                       of four investment
Age: 73                                                                                    companies
                                                                                           (consisting of 57
                                                                                           portfolios) for
                                                                                           which UBS Global AM
                                                                                           (Americas) or one of
                                                                                           its affiliates
                                                                                           serves as investment
                                                                                           advisor, sub-advisor
                                                                                           or manager.

Adela Cepeda(2)           Trustee    Since 2004    Ms. Cepeda is founder and president     Ms. Cepeda is a        Ms. Cepeda is a
A.C. Advisory, Inc.                                of A.C. Advisory, Inc. (since 1995).    director or trustee    director of MGI
161 No. Clark Street                                                                       of four investment     Funds (7
Suite 4975                                                                                 companies              portfolios) (since
Chicago, IL 60601                                                                          (consisting of 57      2005) and Director
Age: 50                                                                                    portfolios) for        of Amalgamated
                                                                                           which UBS Global AM    Bank.
                                                                                           (Americas) or one of
                                                                                           its affiliates
                                                                                           serves as investment
                                                                                           advisor, sub-advisor
                                                                                           or manager.

J. Mikesell Thomas(2)     Trustee    Since 2004    Mr. Thomas is the former President      Mr. Thomas is a        Mr. Thomas is a
1353 Astor Street                                  and CEO of the Federal Home Loan Bank   director or trustee    director and
Chicago, Illinois 60610                            of Chicago (2004-March 2008). Mr.       of four investment     chairman of the
Age: 57                                            Thomas was an independent financial     companies              Audit Committee
                                                   advisor (2001-2004).                    (consisting of 57      for Evanston
                                                                                           portfolios) for        Northwestern
                                                                                           which UBS Global AM    Healthcare.
                                                                                           (Americas) or one of
                                                                                           its affiliates
                                                                                           serves as investment
                                                                                           advisor, sub-advisor
                                                                                                or manager.

(1)  Each Trustee holds office for an indefinite term.

(2)  Each Trustee is also an Independent  Trustee of UBS Supplementary Trust and
     UBS Private Portfolios Trust, which are both investment vehicles advised by
     UBS Global AM (Americas) and are excluded from  registration  under the Act in reliance on the exemptions afforded by Section 3(c)(7) of the Act.

Officers
                                          Term of
                                          office+ and
                       Position(s) held   length of time
Name, address and age  with the Trust     served           Principal occupation(s) during past 5 years
---------------------  -----------------  --------------   -------------------------------------------------------------------------
Joseph J. Allessie*    Vice President     Since 2005       Mr. Allessie is an executive director (since 2007) and deputy general
Age: 42                and Assistant                       counsel (since Secretary 2005) at UBS Global AM (US) and UBS Global AM
                       Secretary                           (Americas) (collectively, "UBS Global AM--Americas region"). Prior to joining UBS Global AM--Americas region, he was senior vice president and general counsel of Kenmar Advisory Corp. (from 2004 to 2005). Prior to that Mr. Allessie was general counsel and secretary of GAM USA Inc.,
                                                           GAM Investments, GAM Services, GAM Funds, Inc. and the GAM Avalon Funds
                                                           (from 1999 to 2004). Mr. Allessie is a vice president and assistant secretary of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM--Americas region or one of its affiliates serves as investment advisor, subadvisor or manager.

Thomas Disbrow*        Vice President,    Since 2004       Mr. Disbrow is an executive director (since 2007) (prior to which he
Age: 42                Treasurer and      (Vice            was a director) and head of the US mutual fund treasury administration
                       Principal          President) and   department (since 2006) of UBS Global AM--Americas region. Mr. Disbrow
                       Accounting         2006             is vice president,  treasurer and principal accounting officer of 21
                       Officer            (Treasurer and   investment companies (consisting of 103 portfolios) for which UBS
                                          Principal        Global AM--Americas region or one of its affiliates serves as investment
                                          Accounting       advisor, sub-advisor or manager.
                                          Officer)

Michael J. Flook*      Vice President     Since 2006       Mr. Flook is an associate director and a senior manager of the US
Age: 43                and Assistant                       mutual fund treasury administration department of UBS Global
                       Treasurer                           AM--Americas region (since 2006). Prior to joining UBS Global
                                                           AM--Americas region, he was a senior manager with The Reserve (asset management firm) from May 2005 to May 2006. Prior to that he was a senior manager with PFPC Worldwide since October 2000. Mr. Flook is a vice president and assistant treasurer of 21 investment companies
                                                           (consisting of 103 portfolios) for which UBS Global AM--Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Mark F. Kemper**       Vice President     Since 1999 and   Mr. Kemper is general counsel of UBS Global AM--Americas region (since
Age: 50                and Secretary      2004,            2004). Mr. Kemper is also a managing director of UBS Global AM--Americas
                                          respectively     region (since 2006). He was deputy general counsel of UBS Global AM
                                                           (Americas) from July 2001 to July 2004. He has been secretary of UBS
                                                           Global AM (Americas) since 1999 and assistant secretary of UBS Global
                                                           Asset Management Trust Company since 1993. Mr. Kemper is secretary of
                                                           UBS Global AM--Americas region (since 2004). Mr. Kemper is vice president and secretary of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM--Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joanne M. Kilkeary*    Vice President     Since 2006       Ms. Kilkeary is a director (since March 2008) and a senior manager
Age: 40                and Assistant                       (since 2004) of the US mutual fund treasury administration department
                       Treasurer                           of UBS Global AM--Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM--Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Tammie Lee*            Vice President     Since 2005       Ms. Lee is a director and associate general counsel of UBS Global
Age: 37                and Assistant                       AM--Americas region (since 2005). Prior to joining UBS Global
                       Secretary                           AM--Americas region, she was vice president and counsel at Deutsche
                                                           Asset Management/Scudder Investments from 2003 to 2005. Prior to that she was assistant vice president and counsel at Deutsche Asset
                                                           Management/Scudder Investments from 2000 to 2003. Ms. Lee is a vice president and assistant secretary of 21 investment companies
                                                           (consisting of 103 portfolios) for which UBS Global AM--Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Steven LeMire*         Vice President     Since 2007       Mr. LeMire is a director and senior manager of the US mutual fund
Age: 38                and Assistant                       treasury administration department of UBS Global AM--Americas region
                       Treasurer                           (since October 2007). Prior to joining UBS Global AM--Americas region, he was an independent consultant with Third River Capital, LLC
                                                           (formerly Two Rivers Capital, LLC) (from 2005 to 2007). Prior to that, he was vice president of operations and fund administration with
                                                           Oberweis Asset Management, Inc. (from 1997 to 2005). Mr. LeMire is a vice president and assistant treasurer of 21 investment companies
                                                           (consisting of 103 portfolios) for which UBS Global AM--Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joseph McGill*         Vice President     Since 2004       Mr. McGill is managing director (since 2006) and chief compliance
Age: 46                and Chief                           officer (since 2003) at UBS Global AM--Americas region. Prior to joining
                       Compliance                          UBS Global AM--Americas region, he was assistant general counsel at J.P.
                       Officer                             Morgan Investment Management (from 1999 to 2003). Mr. McGill is a vice president and chief compliance officer for 21 investment companies
                                                           (consisting of 103 portfolios) for which UBS Global AM--Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Nancy Osborn*          Vice President     Since 2007       Mrs. Osborn is an associate director and a senior manager of the US
Age: 42                and Assistant                       mutual fund treasury administration department of UBS Global
                       Treasurer                           AM--Americas region (since 2006). Prior to joining UBS Global
                                                           AM--Americas region, she was an Assistant Vice President with Brown
                                                           Brothers Harriman since April 1996. Mrs. Osborn is a vice president and assistant treasurer of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM--Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Eric Sanders*          Vice President     Since 2005       Mr. Sanders is a director and associate general counsel of UBS Global
Age: 42                and Assistant                       AM--Americas region (since 2005). From 1996 until June 2005, he held
                       Secretary                           various positions at Fred Alger & Company, Incorporated, the most recent being assistant vice president and associate general counsel.
                                                           Mr. Sanders is a vice president and assistant secretary of 21 investment companies (consisting of 103 portfolios) for which UBS
                                                           Global AM--Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Andrew Shoup*          Vice President     Since 2006       Mr. Shoup is a managing director and senior member of the global
Age: 51                and Chief                           treasury administration department of UBS Global AM--Americas region
                       Operating Officer                   (since July 2006). Prior to joining UBS Global AM--Americas region, he was chief administrative officer for the Legg Mason Partner Funds
                                                           (formerly Smith Barney, Salomon Brothers and CitiFunds mutual funds)
                                                           from November 2003 to July 2006. Prior to that, he held various positions with Citigroup Asset Management and related Companies with their domestic and offshore mutual funds since 1993. Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting. Mr. Shoup is a Vice President and chief operating officer of 21 investment companies (consisting of 103 portfolios) for which UBS Global AM--Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Kai R. Sotorp**        President          Since 2006       Mr. Sotorp is the head of the Americas for UBS Global Asset Management
Age: 49                                                    (since 2004); a member of the UBS Group Managing Board (since 2003) and a member of UBS Global Asset Management Executive Committee (since
                                                           2001). Prior to his current role, Mr. Sotorp was head of UBS Global
                                                           Asset Management--Asia Pacific (2002 to 2004), covering Australia,
                                                           Japan, Hong Kong, Singapore and Taiwan; head of UBS Global Asset
                                                           Management (Japan) Ltd. (2001 to 2004); representative director and president of UBS Global Asset Management (Japan) Ltd. (2000 to 2004);
                                                           and member of the board of Mitsubishi Corp.--UBS Realty Inc. (2000 to
                                                           2004). Mr. Sotorp is president of 21 investment companies (consisting of 103 portfolios) for which UBS Global Asset Management--Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Keith A. Weller*       Vice President     Since 2004       Mr. Weller is an executive director and senior associate general
Age: 46                and Assistant                       counsel of UBS Global AM--Americas region (since 2005) and has been an
                       Secretary                           attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 21 investment companies
                                                           (consisting of 103 portfolios) for which UBS Global AM--Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

+    Officers  of the  Trust  are  appointed  by the  Trustees  and serve at the pleasure of the Board.

*    This  person's  business  address  is 51 West 52nd  Street,  New  York,  NY
     10019-6114.

**   This  person's  business  address is One North Wacker  Drive,  Chicago,  IL
     60606.

Information  about  Independent  Trustee  ownership of securities  issued by UBS
Global  AM  (Americas)  or  UBS  Global  AM  (US)  or any  company  controlling, controlled  by or under  common  control  with UBS Global AM  (Americas)  or UBS
Global AM (US) As of December 31, 2007, the Independent Trustees did not own any
securities  issued by UBS  Global  AM  (Americas)  or UBS  Global AM (US) or any
company  controlling,  controlled by or under common  control with UBS Global AM
(Americas) or UBS Global AM (US).

Information about Trustee ownership of Fund shares
                                                           Aggregate dollar range of equity securities in all
                                                           registered investment companies overseen by Trustee for
                              Dollar range of equity       which UBS Global AM (Americas) or an affiliate serves
Name of Independent Trustees  securities in Fund+          as investment advisor, sub-advisor or manager+
---------------------------  -------------------------     --------------------------------------------------------
Walter E. Auch                None                         over $100,000

Frank K. Reilly               None                         over $100,000

Edward M. Roob                None                         over $100,000

Adela Cepeda                  None                         $10,001 - $50,000

J. Mikesell Thomas            None                         None

+    Information regarding ownership is as of December 31, 2007.

NOTE  REGARDING  RANGES:  In  disclosing  the dollar range of equity  securities beneficially  owned by a Trustee in these columns,  the following ranges will be used: (i) none; (ii) $1-$10,000;  (iii) $10,001-$50,000;  (iv) $50,001-$100,000;
or (v) over $100,000.

Compensation table
Trustees

                                                                Pension or
                                      Annual aggregate          Retirement benefits    Total compensation from the
                                      compensation from the     accrued as part of     Trust and Fund complex paid
Name and position held                Trust(1)                  Fund expenses          to Trustees(2)
-----------------------------         ---------------------     -------------------    ---------------------------
Walter E. Auch, Trustee               $39,000                   N/A                    $89,600
Frank K. Reilly, Trustee              $40,000                   N/A                    $106,600
Edward M. Roob, Trustee               $38,000                   N/A                    $97,600
Adela Cepeda, Trustee                 $38,000                   N/A                    $97,600
J. Mikesell Thomas, Trustee(3)        $36,000                   N/A                    $99,004

(1)  Represents  aggregate annual compensation paid by the Trust to each Trustee indicated for the fiscal year ended June 30, 2008.

(2)  This amount  represents the aggregate  amount of  compensation  paid to the
     Trustees for service on the Board of  Directors/Trustees of four registered investment companies (three registered  investment companies with regard to
     Mr.  Auch)  managed by UBS Global AM  (Americas)  or an  affiliate  for the fiscal year ended June 30, 2008.

(3)  These amounts  include  compensation  paid to Mr. Thomas for his service as the  liaison for the Board of  Trustees  for  purposes of the UBS Global AM
     Profitability Working Group.

No officer or  Trustee  of the Trust who is also an officer or  employee  of the
Advisor receives any compensation from the Trust for services to the Trust.

Each  Independent  Trustee  receives  for his or her service to the Fund complex
(which consists of the Trust,  three other registered  investment  companies and two  unregistered  investment  companies),  an annual  retainer of $160,000 paid quarterly for serving as a Board member. In addition, the chairman of the Board, for serving as chairman of the Board; the chairman of the Audit  Committee,  for serving as chairman of the Audit Committee;  and the chairman of the Nominating,
Compensation  and  Governance   Committee,   for  serving  as  chairman  of  the
Nominating,  Compensation and Governance  Committee,  each receive from the Fund complex,  for his or her  service,  an annual  retainer of $20,000,  $15,000 and
$7,500, respectively.  The Fund complex also reimburses each Trustee and officer for  out-of-pocket  expenses in connection  with travel and  attendance at Board meetings.

Each Trustee sits on the Trust's Audit Committee,  which has the responsibility, among other  things,  to: (i) select,  oversee and set the  compensation  of the
Trust's independent  registered public accounting firm; (ii) oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate,  the internal controls of certain service providers;  (iii)
oversee the quality and objectivity of the Fund's  financial  statements and the independent  audit(s)  thereof;  and (iv) act as a liaison  between  the Trust's independent  registered  public  accounting  firm and the full Board.  The Audit
Committee met three times during the fiscal year ended June 30, 2008.

Each  Trustee  sits  on the  Trust's  Nominating,  Compensation  and  Governance
Committee (the  "Nominating  Committee"),  which has the  responsibility,  among
other  things,  to:  (i)  make   recommendations  and  to  consider  shareholder
recommendations for nominations for Board members;  (ii) review Board governance procedures  and  recommend  any  appropriate  changes to the full  Board;  (iii)
periodically review Independent  Trustee  compensation and recommend any changes to the Independent  Trustees as a group;  and (iv) make  recommendations  to the full  Board  for  nominations  for  membership  on all  committees,  review  all committee  assignments annually and periodically review the responsibilities and need for all committees of the Board.

The Nominating  Committee will consider nominees  recommended by Qualifying Fund
Shareholders if an Independent Trustee vacancy on the Board occurs. A Qualifying
Fund  Shareholder  is a shareholder  that: (i) owns of record,  or  beneficially through a financial  intermediary,1/2of  1% or more of the  Trust's  outstanding shares and (ii) has been a shareholder  of at least1/2of 1% of the Trust's total outstanding  shares for 12 months or more prior to submitting the recommendation to the Nominating Committee.  In order to recommend a nominee, a Qualifying Fund
Shareholder should send a letter to the chairperson of the Nominating Committee,
Mr.  Walter  Auch,  care of the  Secretary  of the  Trust  at UBS  Global  Asset
Management, One North Wacker Drive, Chicago, Illinois 60606, and indicate on the envelope "Nominating Committee." The Qualifying Fund Shareholder's letter should include:  (i) the name and address of the Qualifying Fund Shareholder making the recommendation;  (ii) the number of shares of each class and series of shares of the Trust which are owned of record and  beneficially  by such  Qualifying  Fund
Shareholder  and the length of time that such  shares  have been so owned by the
Qualifying  Fund  Shareholder;  (iii)  a  description  of all  arrangements  and understandings  between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the  recommendation is being made;  (iv) the name and  address of the  nominee;  and (v) the  nominee's resume or curriculum  vitae.  The Qualifying Fund  Shareholder's  letter must be accompanied  by a written  consent of the  individual  to stand for  election if nominated for the Board and to serve if elected by shareholders.

The Nominating,  Compensation and Governance Committee met five times during the fiscal year ended June 30, 2008.

There is no separate Investment Committee. Items pertaining to these matters are submitted to the full Board.

Control persons and principal holders of securities
As of the  date  of  this  SAI,  UBS  Global  AM  (Americas)  owned  100% of all outstanding shares of the Fund and thus may be deemed a controlling  shareholder of the Fund until additional  shareholders purchase shares. As of the same date, none of the  Trustees  or  officers  of the Fund  beneficially  owned any of the outstanding shares of the Fund.

Any  person  who owns  beneficially,  either  directly  or  through  one or more controlled  companies,  more than 25% of the voting  securities  of the Trust is presumed  to control  the Trust  under the  provisions  of the Act.  Note that a controlling  person  possesses  the  ability to control  the  outcome of matters submitted for shareholder vote of the Trust or the Fund.

To the extent  that UBS Global AM  (Americas)  maintains  a greater  than 24.99%
interest in the Fund,  UBS Global AM (Americas)  will be deemed to "control" the
Fund for  purposes of the U.S.  Bank  Holding  Company  Act of 1956,  as amended
("BHCA").  Accordingly,  the Fund may be subject to certain  limitations  on its ability to own equity securities of certain issuers set forth in the BHCA. These limitations may be eliminated as UBS Global AM (Americas) reduces its percentage interest in the Fund through redemptions.

Investment advisory, principal underwriting and other service arrangements

Advisor
[TO BE PROVIDED IN RULE 485(b)  FILING:]UBS  Global Asset Management  (Americas)
Inc.,  with its principal  office  located at One North Wacker  Drive,  Chicago,
Illinois  60606,  manages  the  assets of the Fund  pursuant  to its  investment advisory agreement with the Fund (the "Agreement"). The Advisor is an investment management firm managing  approximately  $[____]  billion,  as of June 30, 2008, primarily for institutional  pension and profit sharing funds. The Advisor is an indirect,  wholly  owned  subsidiary  of UBS AG ("UBS")  and a member of the UBS
Global Asset Management  Division,  which had approximately  $[_____] billion in assets under management as of June 30, 2008. The Advisor is also an affiliate of
UBS  Financial  Services,   which  provides  certain   sub-transfer  agency  and
administration services to the Fund.

[TO BE UPDATED IN RULE 485(b)  FILING:] As of June 30,  2008,  the Advisor  also serves as the investment  advisor or sub-advisor to thirty-nine other investment companies:  BB&T International Equity Fund;  Enterprise Growth & Income Fund; EQ
Advisors Trust:  Growth and Income Fund; Fort Dearborn Income Securities,  Inc.;
Global High Income Dollar Fund Inc.; ING UBS U.S. Allocation Portfolio;  ING UBS
U.S.  Large Cap  Equity  Portfolio;  ING UBS U.S.  Small Cap  Growth  Portfolio;
Insured Municipal Income Fund Inc.; Investment Grade Municipal Income Fund Inc.;
John Hancock Funds II: Large Cap Fund;  John Hancock  Trust:  Global  Allocation
Trust;  John  Hancock  Trust:  Large Cap Trust;  John Hancock  Trust:  Strategic
Opportunities  Trust;  JPMorgan  Multi-Manager  Small Cap Growth  Fund;  Lincoln
Variable  Insurance  Products Trust:  Global Asset Allocation Fund; Managed High
Yield Plus Fund Inc.;  Principal  Investors Fund, Inc.:  Partners LargeCap Value
Fund I;  Principal  Investors  Fund,  Inc.:  Partners  SmallCap  Growth Fund II;
Principal  Variable  Contracts Fund,  Inc.:  Small Cap Growth Fund;  Riversource
Small Cap Growth Fund;  RS Large Cap Value Fund;  RS Large Cap Value VIP Series;
SMA Relationship  Trust;  Strategic Global Income Fund Inc.; TA IDEX UBS Dynamic
Alpha Fund; TA IDEX UBS Large Cap Value Portfolio;  UBS Relationship  Funds; UBS
Cashfund Inc.;  UBS Index Trust;  UBS Investment  Trust;  UBS Managed  Municipal
Trust;  UBS Master Series,  Inc.; UBS Money Series;  UBS Municipal  Money Market
Series;  UBS PACE  Select  Advisors  Trust;  UBS RMA Money Fund,  Inc.;  UBS RMA
Tax-Free Fund, Inc.; and UBS Series Trust.

Pursuant to its  Agreement  with the Trust,  on behalf of the Fund,  the Advisor will  receive  from the Fund a monthly fee at an annual rate  multiplied  by the average daily net assets of the Fund for providing  investment advisory services of 0.250% on assets  below $500  million;  0.225% on the next $500 million to $1 billion in assets; 0.200% on the next $1 billion to $5 billion in assets; 0.175%
on the next $5 billion to $10 billion in assets;  and 0.150% on assets above $10 billion.  For purposes of  calculating  such fee, the Fund's  average  daily net assets will be deemed to be the average  daily value of the Fund's  total assets minus the sum of the Fund's  liabilities.  The Advisor is responsible for paying its  expenses.  The  Fund  will  pay the  following  expenses:  (1) the fees and expenses of the Trust's disinterested Trustees; (2) the salaries and expenses of any of the  Trust's  officers  or  employees  who are not  affiliated  with  the
Advisor;  (3) interest expenses;  (4) taxes and governmental fees; (5) brokerage commissions  and other expenses  incurred in acquiring or disposing of portfolio securities;  (6) the expenses of registering and qualifying shares for sale with the SEC and with various state  securities  commissions;  (7) auditing and legal costs; (8) insurance  premiums;  (9) fees and expenses of the Trust's custodian, administrator  and transfer  agent and any related  services;  (10)  expenses of obtaining  quotations  of the Fund's  portfolio  securities  and of pricing  the
Fund's shares;  (11) expenses of maintaining  the Trust's legal existence and of shareholders'  meetings;  (12)  expenses  of  preparation  and  distribution  to existing  shareholders of reports,  proxies and prospectuses;  and (13) fees and expenses of membership in industry organizations.

The Fund is subject to a one-year contractual expense limit at the rate of 0.50%
of the Fund's average daily net assets,  excluding any 12b-1 Plan fees, expenses incurred through investment in other investment  companies.  The contractual fee waiver and/or  expense  reimbursement  agreement will remain in place until June
30, 2009. Thereafter, the expense limit for the Fund will be reviewed each year, at which time the  continuation  of the expense  limit will be considered by the
Advisor and the Board of Trustees.  The  contractual  fee waiver and/or  expense
reimbursement   agreement   also  provides  that  the  Advisor  is  entitled  to
reimbursement  of fees it waived and/or  expenses it reimbursed  for a period of three years following such fee waivers and expense reimbursements, provided that the  reimbursement by the Fund of the Advisor will not cause the total operating expense ratio to exceed the  contractual  limit as then may be in effect for the
Fund.

General expenses of the Trust (such as costs of maintaining corporate existence, certain legal fees,  insurance,  etc.) will be allocated  among the Fund and the other series of the Trust in proportion to their  relative net assets.  Expenses which  relate  exclusively  to the  Fund,  such as  certain  registration  fees, brokerage  commissions and other portfolio  expenses,  will be borne directly by the Fund.

Portfolio manager
Presented below is information about the individual  identified as the portfolio manager of the Fund in the Fund's Prospectus.

The following table provides  information  relating to other accounts managed by the portfolio manager as of June 30, 2008:

[TO BE PROVIDED IN RULE 485(b) FILING:]

                                                        Registered            Other pooled
                                                        investment companies  investment vehicles   Other accounts
Elbridge Gerry
Number of accounts managed                              [__]                  [__]                  [__]
Number of accounts managed with performance-based
advisory fees                                           [__]                  [__]                  [__]
Assets managed (in millions)                            [__]                  [__]                  [__]
Assets managed with performance-based advisory fees
(in millions)                                           [__]                  [__]                  [__]

Philip Tartaglia
Number of accounts managed                              [__]                  [__]                  [__]
Number of accounts managed with performance-based
advisory fees                                           [__]                  [__]                  [__]
Assets managed (in millions)                            [__]                  [__]                  [__]
Assets managed with performance-based advisory fees
(in millions)                                           [__]                  [__]                  [__]

The portfolio  management team's management of the Fund and other accounts could result in potential  conflicts of interest if the Fund and other  accounts  have different objectives,  benchmarks and fees because the portfolio management team must  allocate  its time and  investment  expertise  across  multiple  accounts, including the Fund. The portfolio manager and his team manage the Fund and other accounts  utilizing a model  portfolio  approach  that groups  similar  accounts within  a  model  portfolio.  The  Advisor  manages  accounts  according  to the appropriate model portfolio,  including where possible, those accounts that have specific investment  restrictions.  Accordingly,  portfolio  holdings,  position sizes and  industry and sector  exposures  tend to be similar  across  accounts, which may minimize the potential for conflicts of interest.

If a portfolio manager identifies a limited  investment  opportunity that may be suitable for more than one account or model portfolio,  the Fund may not be able to take  full  advantage  of that  opportunity  due to an  allocation  of filled purchase or sale orders across all eligible model  portfolios  and accounts.  To deal with these  situations,  the Advisor has adopted  procedures for allocating portfolio  trades  across  multiple  accounts to provide  fair  treatment to all accounts.

The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. The Advisor and the Trust have adopted Codes of
Ethics that  govern such  personal  trading but there is no  assurance  that the
Codes will adequately address all such conflicts.

The  compensation  received  by  the  portfolio  managers  at UBS  Global  Asset
Management,  including the Fund's portfolio manager,  includes a base salary and incentive  compensation,  as  detailed  below.  UBS  Global  Asset  Management's compensation  and  benefits  programs  are  designed to provide  its  investment professionals  with  incentives  to excel,  and to promote  an  entrepreneurial, performance-oriented  culture.  They also align the interests of the  investment professionals  with the  interests  of UBS Global  Asset  Management's  clients.
Overall compensation can be grouped into three categories:

o    Competitive  salary,   benchmarked  to  maintain  competitive  compensation
     opportunities.

o    Annual bonus, tied to individual contributions and investment performance.

o    UBS equity awards, promoting company-wide success and employee retention.

Base salary is fixed  compensation used to recognize the experience,  skills and knowledge that the investment  professionals bring to their roles. Salary levels are monitored and adjusted  periodically in order to remain  competitive  within the investment management industry.

Annual bonuses are correlated with  performance.  As such, annual incentives can be highly  variable,  and are based on three  components:  1) the firm's overall business  success;  2) the  performance  of the  respective  asset class  and/or investment mandate; and 3) an individual's  specific  contribution to the firm's results.  UBS Global Asset  Management  strongly  believes that tying bonuses to both long-term (3-year) and shorter-term  (1-year) portfolio pre-tax performance closely aligns the investment  professionals' interests with those of UBS Global
Asset  Management's  clients.  A  portfolio  manager's  bonus  is  based  on the performance of the Fund the portfolio  manager manages as compared to the Fund's broad-based index over a three-year rolling period.

UBS AG equity. Senior investment professionals,  including the portfolio manager of the Fund, may receive a portion of their annual  performance-based  incentive in the form of deferred or restricted  UBS AG shares or employee  stock options.
UBS  Global  Asset  Management   believes  that  this  reinforces  the  critical
importance of creating  long-term business value and also serves as an effective retention tool as the equity shares typically vest over a number of years.

Broader equity share  ownership is encouraged for all employees  through "Equity
Plus." This  long-term  incentive  program gives  employees the  opportunity  to purchase UBS stock with after-tax funds from their bonus and/or salary.  Two UBS stock  options  are given for each share  acquired  and held for two years.  UBS
Global  Asset  Management  feels this  engages its  employees as partners in the firm's success, and helps to maximize its integrated business strategy.

As of the date of this SAI,  the  portfolio  manager  identified  above owned no shares of the Fund because the Fund has not yet been publicly offered.

Administrative, accounting and custody services
Administrative and accounting services.  UBS Global AM (Americas) also serves as the Fund's  administrator.  The  Administrator is an indirect wholly owned asset management subsidiary of UBS AG.

As administrator,  the  Administrator  supervises and manages all aspects (other than  investment  advisory  activities)  of the  Trust's  operations.  Under the
Administration  Contract,  the Administrator will not be liable for any error of judgment or mistake of law or for any loss  suffered  by the Fund,  the Trust or any of its shareholders in connection with the performance of the Administration
Contract, except to the extent that such a loss results from negligence, willful misfeasance,  bad faith or gross negligence on the part of the  Administrator in the  performance  of its  duties or from  reckless  disregard  of its duties and obligations  thereunder.  The Administration  Contract is terminable at any time without  penalty by the Board or by vote of the  holders  of a  majority  of the
Fund's  outstanding  voting  securities,  on 60  days'  written  notice  to  the
Administrator,  or by the Administrator on 60 days' written notice to the Trust.
The Fund pays a fee to the Administrator that is computed daily and paid monthly at an annual rate of 0.075% of average daily net assets of the Fund.

J.P.  Morgan  Investors  Services  Co.  ("J.P.   Morgan")  provides  accounting,
portfolio  valuation  and certain  administrative  services for the Fund under a
Multiple Services Agreement between the Trust and JPMorgan Chase Bank ("JPMorgan
Chase Bank"). J.P. Morgan is located at 73 Tremont Street, Boston, Massachusetts
02108-3913 and is a corporate affiliate of JPMorgan Chase.

Custody services. JPMorgan Chase Bank, located at 270 Park Avenue, New York, New
York 10017, provides custodian services for the securities and cash of the Fund.
JPMorgan Chase Bank utilizes foreign sub-custodians under procedures approved by the Board in accordance with applicable legal requirements.

Principal underwriting arrangements
UBS Global AM (US) (the "Underwriter"),  with its principal office located at 51
West  52nd  Street,  New  York,  New  York  10019-6114,  acts  as the  principal underwriter  of each  class  of  shares  of the  Fund  pursuant  to a  Principal
Underwriting  Contract  with the  Trust.  The  Principal  Underwriting  Contract requires the  Underwriter  to use its best  efforts,  consistent  with its other businesses,  to  sell  shares  of the  Fund.  Shares  of the  Fund  are  offered
continuously.   The  Underwriter   enters  into  dealer  agreements  with  other
broker-dealers   (affiliated  and   non-affiliated)  and  with  other  financial
institutions to authorize them to sell Fund shares.

Under  separate  plans  pertaining to the Class A and Class C shares of the Fund adopted by the Trust in the  manner  prescribed  under Rule 12b-1  under the Act
(each,  respectively,  a "Class A Plan" and  "Class C Plan,"  and  collectively,
"Plans"), the Fund pays the Underwriter a service fee, accrued daily and payable monthly,  at the annual rate of 0.15% and 0.10% of the average  daily net assets of Class A shares and Class C shares, respectively.  Under the Class C Plan, the
Fund pays the Underwriter a distribution fee, accrued daily and payable monthly, at the  annual  rate of 0.25% of the  average  daily net  assets of the class of shares.  There is no distribution plan with respect to the Fund's Class Y shares and the Fund pays no service or  distribution  fees with  respect to its Class Y shares.

The  Underwriter  uses the service  fees under the Plans for Class A and Class C shares  primarily  to pay dealers for  shareholder  servicing,  currently at the annual rate of 0.15% and 0.10% of the aggregate investment amounts maintained in the Fund for Class A shares and Class C shares,  respectively,  by each  dealer.
Each  dealer then  compensates  its  investment  professionals  for  shareholder servicing  that they  perform  and offsets its own  expenses  in  servicing  and maintaining shareholder accounts including related overhead expenses.

The Underwriter uses the distribution fees under the Class C Plans to offset the commissions  it pays to dealers for selling  the Fund's  Class C shares,  and to offset  the Fund's  marketing  costs  attributable  to such  Class,  such as the preparation,  printing and  distribution  of sales  literature,  advertising and prospectuses  and other  shareholder  materials to  prospective  investors.  The
Underwriter  may also use  distribution  fees to pay additional  compensation to dealers and to offset other costs  allocated to the  Underwriter's  distribution activities.

The  Underwriter  receives  the  proceeds of the initial  sales charge paid when
Class A shares are bought and of the contingent  deferred sales charge paid upon sales of shares. These proceeds also may be used to cover distribution expenses.

UBS  Global  AM (US)  may  also  make  cash  and  non-cash  payments  to  banks,
broker-dealers,   insurance  companies,   financial  planning  firms  and  other
financial intermediaries (collectively,  "Financial Intermediaries"),  that sell shares of the Fund,  subject  to UBS  Global AM  (US)'s  internal  policies  and procedures.  The source of such  payments  may come from  sales  charges on such shares,  12b-1 fees  collected from the Fund and/or from the  underwriter's  own resources  (including  through transfers from affiliates).  Payments made out of the underwriter's own resources are often referred to as "revenue  sharing." UBS
Global AM (US)  provides  Financial  Intermediaries  with sales  literature  and advertising materials relating to the registered investment companies advised by
UBS  Global AM (US).  UBS Global AM (US) also  shares  expenses  with  Financial
Intermediaries  for costs incurred in hosting seminars for employees and clients of Financial  Intermediaries,  subject to UBS Global AM (US)'s internal policies and procedures  governing  payments for such  seminars.  These seminars may take place at UBS Global AM (US)'s  headquarters or other  appropriate  locations and may include reimbursement of travel expenses (i.e., transportation,  lodging and meals) of employees of Financial  Intermediaries in connection with training and education  seminars.  Subject  to UBS  Global AM (US)'s  internal  policies  and procedures,  UBS  Global  AM (US) may  provide  any or all of the  following  to employees of Financial  Intermediaries  and their  guest(s):  (i) an  occasional meal, a sporting event or theater ticket or other comparable entertainment; (ii)
gifts of less than $100 per person per year;  and/or  (iii) UBS Global AM (US)'s promotional items of nominal value (golf balls, shirts, etc.).

In addition,  Financial Intermediaries may maintain omnibus accounts and/or have similar  arrangements  with UBS  Global AM (US) and may be paid by UBS Global AM
(US)  for  providing   sub-transfer   agency  and  other   services.   Financial
Intermediaries  may be paid a  sub-transfer  agency or  related  fee out of Fund assets  similar  to that  which the Fund  otherwise  would  have paid the Fund's transfer  agent.  In  addition,  the  Financial  Intermediary,  for the services provided,  may charge a higher fee than would be represented by the sub-transfer agency or related  fee.  To the extent  12b-1  fees and  sub-transfer  agency or related fees do not meet the charge,  the  underwriter  or an affiliate will pay the difference out of its own resources.  Such payments are often referred to as
"revenue  sharing."  Such expenses,  to the extent they are Fund  expenses,  are included in the annual operating expenses set forth in the Fund's Prospectus.

You should ask your  Financial  Intermediary  about any payment it receives from the underwriter and any services provided.

The Plans and the Principal Underwriting Contract specify that the Fund must pay service and distribution fees to the Underwriter as compensation for its service and distribution related activities,  not as reimbursement for specific expenses incurred.  Therefore, even if the Underwriter's expenses for the Fund exceed the service or distribution fees it receives,  the Fund will not be obligated to pay more than those fees. On the other hand, if the Underwriter's  expenses are less than such fees,  it will retain its full fees and realize a profit.  Expenses in excess of  service  and  distribution  fees  received  or  accrued  through  the termination date of any Plan will be the Underwriter's  sole  responsibility and
not  that  of  the  Fund.  Annually,   the  Board  reviews  the  Plans  and  the
Underwriter's  corresponding  expenses  for  each  class of  shares  of the Fund separately from the Plans and expenses of the other classes of shares.

Among other things,  each Plan provides that (1) the Underwriter  will submit to the  Board at least  quarterly,  and the  Board  members  will  review,  reports regarding  all amounts  expended  under the Plan and the purposes for which such expenditures  were made, (2) the Plan will continue in effect only so long as it is approved at least annually,  and any material  amendment thereto is approved, by the Board,  including those Board members who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreement  related to the Plan, acting in person at a meeting called for that  purpose,  (3)  payments by the Fund under the Plan shall not be materially  increased  without the  approval  by a majority  of the  outstanding voting  securities  of the  relevant  class of the Fund,  and (4) while the Plan remains in effect,  the  selection  and  nomination of Board members who are not
"interested  persons" of the Trust shall be committed to the  discretion  of the
Board members who are not "interested persons" of the Trust.

In  reporting  amounts  expended  under  the  Plans to the  Board  members,  the
Underwriter  allocates  expenses  attributable  to the sale of each class of the
Fund's  shares to such class based on the ratio of sales of shares of such class to the sales of all three  classes of shares.  The fees paid by one class of the
Fund's  shares will not be used to subsidize  the sale of any other class of the
Fund's shares.

In approving the Class A Plan and the Class C Plan, the Board  considered all of the features of the distribution system and the anticipated benefits to the Fund and its  shareholders.  With regard to each Plan,  the Board  considered (1) the advantages to the  shareholders  of economies of scale  resulting from growth in the Fund's assets and potential  continued growth,  (2) the services provided to the Fund and its shareholders by the Underwriter,  (3) the services  provided by dealers  pursuant to each dealer  agreement  with the  Underwriter,  and (4) the
Underwriter     shareholder     service-related     and,    where    applicable,
distribution-related expenses and costs.

With  respect to each  Plan,  the Board  considered  all  compensation  that the
Underwriter  would  receive  under  the  Plan  and  the  Principal  Underwriting
Contract,  including  service fees and, as  applicable,  initial sales  charges, distribution  fees  and  contingent  deferred  sales  charges.  The  Board  also considered the benefits that would accrue to the Underwriter under each Plan, in
that  the  Underwriter  would  receive  service,   distribution,   advisory  and
administrative  fees that are calculated  based upon a percentage of the average net assets of the Fund,  which fees would increase if the Plans were  successful and the Fund attained and maintained significant asset levels.

Transfer agency services
PFPC Inc.  ("PFPC"),  a  subsidiary  of PNC Bank,  N.A.,  serves as the  Trust's transfer and dividend disbursing agent. It is located at 760 Moore Road, King of
Prussia, Pennsylvania 19406.

Independent registered public accounting firm
Ernst & Young LLP, 5 Times Square,  New York, New York 10036, is the independent registered public accounting firm of the Trust.

Legal counsel
Stradley,  Ronon,  Stevens & Young, LLP,  Philadelphia,  Pennsylvania,  is legal counsel to the Trust and the Independent Trustees.

Personal trading policies
The Trust,  the Advisor and the Underwriter  have adopted a Code of Ethics.  The
Code of Ethics  establishes  standards  by which  employees  of UBS Global Asset
Management  (including all employees of the Advisor and Underwriter)  (together,
"Covered  Persons")  must abide when  engaging  in personal  securities  trading conduct.

Under the Code of Ethics,  Covered  Persons are  prohibited  from: (i) knowingly buying,  selling or  transferring  any security  (subject to narrow  exceptions)
within five calendar days before or after that same  security,  or an equivalent security,  is  purchased  or sold by the Fund;  (ii)  entering  into a net short position with respect to any security that is held by the Fund; (iii) purchasing or  selling  futures  (except  currency  forwards)  that  are not  traded  on an exchange,  as well as options on any type of futures; (iv) purchasing securities issued by a supplier or vendor about which the Covered Person has information or with whom the Covered Person is directly involved in negotiating a contract; and
(v)  acquiring  securities  in an  initial  public  offering  (other  than a new offering of a registered open-end investment company).

In  addition,   Covered  Persons  must  obtain  prior  written  approval  before purchasing,  selling or transferring any security subject to certain  exceptions listed in the Code of Ethics.  Covered Persons and Trustees are required to file the following reports:  (1) an initial holdings report disclosing all securities owned by the Covered Person or Interested  Trustee and any  securities  accounts maintained  by the Covered  Person or  Interested  Trustee,  which must be filed within ten days of becoming a Covered Person or Interested Trustee  (Independent
Trustees are not required to file this  report);  and (2)  quarterly  reports of security  investment  transactions  and  new  securities  accounts.  Independent
Trustees  need only report a transaction  in a security if such Trustee,  at the time of the  transaction,  knew or should have known,  in the ordinary course of fulfilling  his official  duties as a Trustee,  that,  during the 15-day  period immediately  preceding or after the date of the transaction by the Trustee, such security was purchased or sold by the Fund, or was being considered for purchase or sale by the Fund.

A copy of the Code of Ethics has been filed with and is  available  through  the
SEC.

Proxy voting policies
The Board of Trustees  believes that the voting of proxies on securities held by the Fund is an important element of the overall investment process. As such, the
Board has  delegated  the  responsibility  to vote such proxies to UBS Global AM
(Americas).  Following is a summary of UBS Global AM  (Americas)'s  proxy voting policy.

You may obtain  information  about the Fund's  proxy voting  decisions,  without charge,  online on the Trust's Web Site  (www.ubs.com/ubsglobalam-proxy)  or the
EDGAR database on the SEC's Web Site (www.sec.gov).

The proxy voting policy of the Advisor is based on its belief that voting rights have  economic  value and must be treated  accordingly.  Generally,  the Advisor expects the boards of  directors  of companies  issuing  securities  held by its clients to act in the service of the  shareholders,  view themselves as stewards of the company,  exercise good judgment and practice  diligent  oversight of the management  of the  company.  While  there  is no  absolute  set of  rules  that determine appropriate corporate governance under all circumstances and no set of rules will  guarantee  ethical  behavior,  there are certain  principles,  which provide  evidence of good corporate  governance.  The Advisor may delegate to an independent  proxy  voting and  research  service the  authority to exercise the voting rights associated with certain client holdings. Any such delegation shall be made with the direction  that the votes be exercised in  accordance  with the
Advisor's proxy voting policy.

When the Advisor's  view of a company's  management  is  favorable,  the Advisor generally  supports current management  initiatives.  When the Advisor's view is that changes to the management  structure  would probably  increase  shareholder value, the Advisor may not support existing  management  proposals.  In general, the Advisor  generally  exercises voting rights in accordance with the following principles:  (1) with respect to board structure,  (a) the roles of chairman and chief executive  should be separated,  (b) board members should have appropriate and diverse  experience  and be capable of providing  good judgment and diligent oversight  of  management,  and (c)  the  board  should  include  executive  and
non-executive   members  and  the   non-executive   members   should  provide  a
challenging, but generally supportive environment; and (2) with respect to board responsibilities,  (a) the whole board  should be fully  involved  in  endorsing strategy and in all major strategic  decisions,  and (b) the board should ensure that,  among  other  things,  at all  times  the  interests  of  executives  and shareholders are aligned and the financial audit is independent and accurate. In addition,  the Advisor focuses on the following areas of concern when voting its clients'  securities:  economic value resulting from  acquisitions or disposals;
operational  performance;  quality of management;  independent board members not
holding  management   accountable;   quality  of  internal  controls;   lack  of
transparency;   inadequate   succession   planning;   poor  approach  to  social
responsibility;   inefficient  management  structure;   and  corporate  activity
designed to frustrate the ability of shareholders to hold the board  accountable or realize the maximum  value of their  investment.  The Advisor  exercises  its voting rights in accordance with  overarching  rationales  outlined by its proxy voting policies and procedures that are based on the principles described above.

The Advisor has  implemented  procedures  designed to identify  whether it has a conflict of interest in voting a particular proxy proposal, which may arise as a result of its or its  affiliates'  client  relationships,  marketing  efforts or banking,  investment  banking  and  broker/dealer  activities.  To address  such conflicts,  the  Advisor  has imposed  information  barriers  between it and its affiliates who conduct banking,  investment banking and broker/dealer activities and has implemented  procedures to prevent business,  sales and marketing issues from  influencing  its proxy votes.  Whenever the Advisor is aware of a conflict with  respect to a  particular  proxy,  the UBS Global AM  Corporate  Governance
Committee  is  required  to review and resolve the manner in which such proxy is voted.

Portfolio holdings disclosure policies and procedures
Introduction.  UBS Global AM  (Americas)  and the Trust's Board of Trustees have adopted  portfolio  holdings  disclosure  policies and  procedures to govern the disclosure of the portfolio holdings of the Fund (the "Disclosure Policy").  The
Trust's  policy  with  respect to the release of  portfolio  holdings is to only release such information  consistent with applicable legal  requirements and the fiduciary  duties  owed  to  shareholders.  Subject  to the  limited  exceptions described  below,  the Fund's  portfolio  holdings will not be made available to anyone outside of UBS Global AM (Americas)  unless and until the information has been  made  available  to all  shareholders  or the  general  public in a manner consistent with the spirit and terms of the Disclosure  Policy. A description of the type and frequency of portfolio holdings that are disclosed to the public is contained in the Fund's Prospectus.

The  Disclosure  Policy  requires  that the UBS Global AM  (Americas)  Legal and
Compliance  Departments  address any material  conflicts of interest regarding a disclosure  of portfolio  holdings  and  determine  whether a disclosure  of the
Fund's portfolio  holdings is for a legitimate  business purpose and in the best interest of the Fund's shareholders prior to the Treasurer, Assistant Treasurer,
Secretary or  Assistant  Secretary of the Trust or an attorney in the UBS Global
AM (Americas)  Legal and Compliance  Departments  authorizing  the disclosure of
portfolio   holdings.   The  UBS  Global  AM  (Americas)  Legal  and  Compliance
Departments will periodically review how the Fund's portfolio holdings are being disclosed to and used by, if at all, service providers, UBS Global AM (Americas)
affiliates,  fiduciaries,  and  broker-dealers,  to ensure  that such use is for
legitimate   business   reasons  and  in  the  best   interests  of  the  Fund's
shareholders.

The Trust's Board of Trustees exercises  continuing  oversight of the disclosure of Fund portfolio holdings by: (i) overseeing the implementation and enforcement by the Chief  Compliance  Officer  of the Trust of the  Disclosure  Policy,  the
Trust's  code of ethics and  policies  and  procedures  regarding  the misuse of inside  information;  (ii) considering  reports and recommendations by the Chief
Compliance  Officer  concerning any material  compliance  matters (as defined in
Rule 38a-1 under the Act and Rule 206(4)-7 under the Investment  Advisers Act of
1940)  that  may  arise in  connection  with any  policies  governing  portfolio holdings;  and (iii)  considering  whether to approve or ratify any amendment to any policies governing portfolio holdings.  The Disclosure Policy may be amended from time to time, subject to approval by the Board of Trustees.

Disclosure  of  complete  portfolio  holdings  to service  providers  subject to
confidentiality  and  trading  restrictions.   UBS  Global  AM  (Americas),  for
legitimate fund business  purposes,  may disclose the Fund's complete  portfolio holdings if it deems such  disclosure  necessary and  appropriate  to rating and ranking  organizations,  financial  printers,  proxy voting  service  providers, pricing information vendors, third-parties that deliver analytical,  statistical or consulting services,  custodians or a redeeming party's custodian or transfer agent,  as necessary in connection  with  redemptions  in-kind,  and other third parties that provide services (collectively,  "Service Providers") to UBS Global
AM (Americas) and/or the Fund.

Disclosure of complete  portfolio  holdings to a Service Provider is conditioned on the Service  Provider  being  subject to a written  duty of  confidentiality, including  a duty  not  to  trade  on  the  basis  of  any  material  non-public information,  pursuant to the terms of the service agreement between the Service
Provider and the Trust or UBS Global AM  (Americas),  or the terms of a separate confidentiality  agreement. The frequency with which complete portfolio holdings may be disclosed to a Service  Provider,  and the length of lag, if any, between the date of  information  and the date on which the  information is disclosed to the Service Provider,  is to be determined based on the facts and circumstances, including,  without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the Fund's shareholders, and the legitimate fund business  purposes served by such  disclosure.  Disclosure of Fund complete portfolio  holdings to a Service  Provider  must be authorized in writing by the
Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust or
by an attorney in the UBS Global AM (Americas) Legal Department.

Disclosure  of  complete  portfolio  holdings  to UBS  Global  Asset  Management affiliates  and  certain  fiduciaries  subject to  confidentiality  and  trading restrictions.  The Fund's complete  portfolio  holdings may be disclosed between and among the following  persons  (collectively,  "Affiliates and  Fiduciaries")
subject to authorization  by the Treasurer,  Assistant  Treasurer,  Secretary or
Assistant Secretary of the Trust, or an attorney in the UBS Global AM (Americas)
Legal and Compliance  Departments,  for legitimate fund business purposes within the scope of their  official  duties and  responsibilities,  and subject to such
Affiliate/Fiduciary's  continuing duty of confidentiality  and duty not to trade on the basis of any material nonpublic  information,  as such duties are imposed under the Trust's and/or UBS Global AM (Americas)'s  Code of Ethics,  the Fund's
policies  and  procedures  regarding  the  prevention  of the  misuse  of inside information,  by agreement or under applicable laws, rules and regulations:  (i)
persons  who are  subject to UBS Global AM  (Americas)'s  Codes of Ethics or the
policies  and  procedures  regarding  the  prevention  of the  misuse  of inside
information;   (ii)   an   investment   advisor,   distributor,   administrator,
sub-administrator,  transfer agent, custodian or securities lending agent to the
Fund;  (iii) an  accounting  firm,  an auditing  firm or outside  legal  counsel retained by UBS Global AM (Americas) or the Fund; (iv) an investment  advisor to whom complete  portfolio  holdings are disclosed for due diligence purposes when the advisor is in merger or acquisition  talks with the Fund's current  advisor;
and (v) a  newly  hired  investment  advisor  or  sub-advisor  to whom  complete portfolio holdings are disclosed prior to the time it commences its duties.

The frequency with which complete  portfolio  holdings may be disclosed  between and among Affiliates and Fiduciaries, and the length of the lag, if any, between the date of the  information  and the date on which the information is disclosed between and among the Affiliates and Fiduciaries, is to be determined by the UBS
Global AM (Americas)  Legal and  Compliance  Departments  based on the facts and circumstances,  including,  without  limitation,  the  nature  of the  portfolio holdings  information to be disclosed,  and the risk of harm to the Fund and its
shareholders,   and  the  legitimate  fund  business  purposes  served  by  such disclosure.

Arrangements   to  disclose   portfolio   holdings  to  service   providers  and
fiduciaries.  As of the date of this SAI, the  specific  Service  Providers  and
Fiduciaries with whom the Trust has arrangements to provide  portfolio  holdings in advance of their release to the general public in the course of performing or to enable them to perform services for the Fund are:

o    JP Morgan Chase Bank, the Fund's  Custodian,  receives  portfolio  holdings information daily on a real-time basis.

o    Thomson Corporation Vestek receives portfolio holdings  information so that it may  assist  the Fund in  production  of its  quarterly  fact sheet on a quarterly  basis.  The portfolio  holdings  information  is provided with a one-day lag between the date of the portfolio holdings  information and the date on which the information is disclosed to Thomson Corporation.

o    Ernst & Young LLP,  the Fund's  independent  registered  public  accounting firm,  receives portfolio holdings  information on an annual and semiannual basis for  reporting  purposes.  There is a 30-day lag  between the date of portfolio  holdings  information  and the date on which the  information is disclosed to Ernst & Young.  Ernst & Young also receives portfolio holdings information annually at year-end for audit purposes. In this case, there is no lag between the date of the portfolio holdings  information and the date on which the information is disclosed to Ernst & Young.

o    The rating  agencies of  Morningstar,  Standard & Poor's and Lipper receive portfolio  holdings  information on a monthly basis so that the Fund may be included  in each rating  agency's  industry  reports and other  materials.
     There  is  a  30-day  lag  between  the  date  of  the  portfolio  holdings information  and the date on which  the  information  is  disclosed  to the rating agencies.

Disclosure  of  portfolio  holdings to  broker-dealers  in the normal  course of managing fund assets. An investment advisor,  administrator or custodian for the
Fund may,  for  legitimate  fund  business  purposes  within  the scope of their official  duties and  responsibilities,  disclose  portfolio  holdings  (whether partial portfolio holdings or complete portfolio  holdings) and other investment positions  comprising the Fund to one or more  broker-dealers  during the course of,  or  in  connection  with,  normal  day-to-day  securities  and  derivatives transactions with or through such broker-dealers  subject to the broker-dealer's legal  obligation  not  to  use  or  disclose  material  non-public  information concerning the Fund's portfolio holdings, other investment positions, securities transactions or derivatives transactions without the consent of the Trust or the
Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust or
an attorney in the UBS Global AM (Americas)  Legal and  Compliance  Departments.
The Trust has not given its consent to any such use or disclosure  and no person or Treasurer, Assistant Treasurer, Secretary or Assistant Secretary of the Trust
or an attorney in the UBS Global AM (Americas) Legal and Compliance  Departments
of UBS  Global  AM  (Americas)  is  authorized  to give such  consent  except as approved  by the Trust's  Board of  Trustees.  In the event  consent is given to disclose  portfolio  holdings to a  broker-dealer,  the frequency with which the portfolio  holdings may be disclosed to a  broker-dealer,  and the length of the lag,  if any,  between  the date of the  information  and the date on which  the information is disclosed to the broker-dealer,  is to be determined based on the facts  and  circumstances,  including,  without  limitation,  the  nature of the portfolio holdings information to be disclosed, and the risk of harm to the Fund and its  shareholders,  and the legitimate fund business purposes served by such disclosure.

Disclosure  of  non-material  information.  Policies  and  procedures  regarding disclosure of  non-material  information  permit the officers of the Trust,  UBS
Global Asset  Management  Fund  portfolio  managers  and senior  officers of UBS
Global AM  (Americas)  Finance,  UBS Global AM (Americas)  Legal and  Compliance
Departments,  and anyone employed by or associated with UBS Global AM (Americas)
who has  been  authorized  by the UBS  Global  AM  (Americas)  Legal  Department
(collectively,  "Approved  Representatives")  to disclose  any views,  opinions, judgments, advice or commentary, or any analytical, statistical,  performance or other  information,  in connection with or relating to the Fund or its portfolio
holdings  and/or  other  investment  positions  (collectively,   commentary  and
analysis)  or any changes in the  portfolio  holdings of the Fund that  occurred after the most recent  calendar-quarter  end (recent  portfolio  changes) to any person if such information does not constitute material non-public information.

An  Approved  Representative  must make a good faith  determination  whether the information  constitutes  material  non-public  information,  which  involves an assessment of the particular facts and  circumstances.  UBS Global AM (Americas)
believes that in most cases recent portfolio  changes that involve a few or even several  securities in a diversified  portfolio or commentary and analysis would be  immaterial  and would not convey any  advantage  to a recipient in making an investment decision concerning the Fund. Nonexclusive examples of commentary and analysis include:  (i) the allocation of the Fund's portfolio holdings and other investment  positions  among  various asset  classes,  sectors,  industries  and countries;  (ii) the  characteristics  of the stock and bond  components  of the
Fund's portfolio holdings and other investment positions;  (iii) the attribution of Fund returns by asset  class,  sector,  industry  and  country;  and (iv) the volatility characteristics of the Fund. An Approved Representative may in his or
her sole discretion  determine  whether to deny any request for information made by any person, and may do so for any reason or no reason.

Disclosure of portfolio  holdings as required by applicable  law. Fund portfolio holdings and other investment  positions comprising the Fund may be disclosed to any person as required by applicable laws,  rules and  regulations.  Examples of such required  disclosure  include,  but are not limited to,  disclosure of Fund portfolio  holdings:  (i) in a filing  or  submission  with  the SEC or  another regulatory  body; (ii) in connection with seeking recovery on defaulted bonds in a federal  bankruptcy  case;  (iii) in  connection  with a  lawsuit;  or (iv) as required  by  court  order,  subpoena  or  similar  process  (e.g.,  arbitration proceedings).

Prohibitions  on  disclosure of portfolio  holdings.  No person is authorized to disclose Fund portfolio  holdings or other investment  positions (whether online at www.ubs.com,  in writing, by fax, by e-mail, orally or by other means) except in accordance with the Disclosure  Policy. In addition,  no person is authorized to make disclosure pursuant to the Disclosure Policy if such disclosure would be unlawful  under the  antifraud  provisions  of the federal  securities  laws (as defined in Rule 38a-1 under the Act). Furthermore,  UBS Global AM (Americas), in its sole discretion,  may determine not to disclose  portfolio holdings or other investment  positions  comprising the Fund to any person who might  otherwise be eligible  to  receive  such  information  under the  Disclosure  Policy,  or may determine to make such disclosures publicly as described above.

Prohibitions  on receipt of  compensation  or other  consideration.  Neither UBS
Global AM  (Americas),  the Fund nor any other  person  may pay or  receive  any compensation  or other  consideration  of any type for the purpose of  obtaining
disclosure  of  Fund   portfolio   holdings  or  other   investment   positions.
"Consideration"  includes  any  agreement  to maintain  assets in the Fund or in other investment  companies or accounts managed by the investment  advisor or by any affiliated person of the investment advisor.

Bank line of credit
The Fund  participates with other funds managed by UBS Global AM (Americas) in a
$75 million  committed  credit  facility (the "Credit  Facility")  with JPMorgan
Chase Bank, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities,  the repurchase or redemption of shares at the request of shareholders and other temporary or emergency purposes. Under the
Credit  Facility  arrangement,  the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds  participating in the credit facility.  Interest is charged to each fund at rates based on prevailing  market rates at the time of borrowings.

Portfolio transactions and brokerage commissions

The Advisor is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's  portfolio  business and the  negotiation of commissions, if any, paid on such transactions. Fixed income securities in which the Fund invests are traded in the over-the-counter market. These securities are generally  traded on a net basis with dealers  acting as principal for their own accounts  without a stated  commission,  although the bid/ask  spread  quoted on securities  includes  an implicit  profit to the  dealers.  In  over-the-counter transactions,  orders are placed directly with a principal market-maker unless a better  price  and  execution  can be  obtained  by  using a  broker.  Brokerage commissions are paid on transactions in listed securities, futures contracts and options thereon. The Advisor is responsible for effecting portfolio transactions and will do so in a manner  deemed fair and  reasonable  to the Fund.  Under its advisory  agreements  with the Fund,  the Advisor is  authorized  to utilize the
trading  desk  of  its  foreign   affiliates  to  execute   foreign   securities
transactions,  but monitors  the  selection  by such  affiliates  of brokers and dealers used to execute transactions for the Fund.

The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price.  However,  subject to  policies  established  by the  Board  of  the  Trust,  the  Fund  may  pay a
broker-dealer a commission for effecting a portfolio transaction for the Fund in excess of the amount of commission another  broker-dealer  would have charged if the Advisor  determines in good faith that the commission paid was reasonable in relation to the brokerage or research services  provided by such  broker-dealer,
viewed  in  terms  of  that  particular   transaction  or  such  firm's  overall
responsibilities  with respect to the clients,  including  the Fund, as to which the  Advisor  exercises  investment  discretion.  In  selecting  and  monitoring broker-dealers  and negotiating  commissions,  the Advisor  considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to brokers who provide research or statistical  material or other services to the Fund or the Advisor. Such services include advice, both directly and in writing, as to the value of the securities;  the advisability of investing  in,  purchasing  or  selling  securities;  and  the  availability  of securities,  or  purchasers  or sellers of  securities,  as well as analyses and reports concerning issues, industries,  securities, economic factors and trends, portfolio  strategy and the performance of accounts.  This allows the Advisor to supplement  its own  investment  research  activities  and  obtain the views and information of others prior to making  investment  decisions.  The Advisor is of the opinion  that,  because this  material  must be analyzed and reviewed by its staff, the receipt and use of such material does not tend to reduce expenses but may benefit the Fund by supplementing the Advisor's research.

The Advisor effects  portfolio  transactions for other investment  companies and advisory accounts.  Research services furnished by dealers through whom the Fund effects  its  securities  transactions  may  be  used  by  the  Advisor,  or its affiliated investment advisors, in servicing all of their accounts; not all such services may be used in connection with the Fund. In the opinion of the Advisor, it is not possible to measure  separately the benefits from research services to each of the accounts (including the Fund). The Advisor will attempt to equitably allocate portfolio  transactions  among the Fund and others whenever  concurrent decisions are made to purchase or sell  securities  by the Fund and another.  In making such  allocations  between the Fund and  others,  the main  factors to be considered  are the  respective  investment  objectives,  the  relative  size of portfolio  holdings of the same or comparable  securities,  the  availability of cash for investment,  the size of investment  commitments generally held and the opinions of the persons responsible for recommending investments to the Fund and the others.  In some cases,  this procedure  could have an adverse effect on the
Fund.  In the opinion of the Advisor,  however,  the results of such  procedures will, on the whole, be in the best interest of each of the clients.

When buying or selling  securities,  the Fund may pay commissions to brokers who are affiliated with the Advisor or the Fund. The Fund may purchase securities in certain underwritten offerings for which an affiliate of the Fund or the Advisor may act as an underwriter. The Fund may effect futures transactions through, and pay  commissions  to,  FCMs who are  affiliated  with the Advisor or the Fund in accordance with procedures adopted by the Board.

The Fund maintains a commission  recapture  program with certain brokers for the
Fund.  Under the program,  a percentage  of  commissions  generated by portfolio transactions for the Fund is rebated to the Fund by the brokers.

Portfolio turnover
The Fund is free to dispose of its portfolio  securities at any time, subject to complying with the Code and the Act, when changes in circumstances or conditions make such a move desirable in light of the Fund's investment objective. The Fund will not attempt to achieve or be limited to a  predetermined  rate of portfolio turnover,  such a turnover always being  incidental to  transactions  undertaken with a view to achieving that Fund's investment objective.

The Fund  does not  intend  to use  short-term  trading  as a  primary  means of achieving its  investment  objective.  The rate of portfolio  turnover  shall be calculated  by  dividing  (a) the  lesser of  purchases  and sales of  portfolio securities  for the  particular  fiscal year by (b) the  monthly  average of the value of the portfolio securities owned by the Fund during the particular fiscal year.  Such monthly  average  shall be  calculated by totaling the values of the portfolio  securities  as of the  beginning  and end of the  first  month of the particular fiscal year and as of the end of each of the succeeding eleven months and dividing the sum by 13.

The  portfolio  turnover  rate for the Fund may exceed 100%,  and in some years,
200%. A high  portfolio  turnover  rate (over 100%) may involve  correspondingly greater brokerage  commissions and other transaction  costs, which will be borne directly by the Fund and  ultimately  by the Fund's  shareholders.  In addition, high portfolio turnover may result in increased short-term capital gains, which, when distributed to shareholders, are treated as ordinary income.

Shares of beneficial interest

The Trust  currently  offers three  classes of shares for the Fund:  the UBS Tax
Free Short-Intermediate Bond Fund-Class A (the Class A shares), the UBS Tax Free
Short-Intermediate  Bond  Fund-Class C (the Class C shares) and the UBS Tax Free
Short-Intermediate  Bond  Fund-Class  Y  (the  Class  Y  shares).  The  Fund  is authorized to issue an unlimited number of shares of beneficial  interest with a
$0.001 par value per share.  Each share of  beneficial  interest  represents  an equal  proportionate  interest in the assets and liabilities of the Fund and has identical  voting,  dividend,  redemption,  liquidation  and  other  rights  and preferences  as the  other  classes  of the Fund,  except  that only the Class A shares may vote on any matter affecting the Class A Plan. Similarly,  only Class
C shares may vote on matters  that  affect  only the Class C Plan.  No class may vote on matters that affect only another  class.  Under  Delaware law, the Trust does not normally hold annual meetings of shareholders.  Shareholders'  meetings may be held from time to time to consider certain matters,  including changes to the Fund's fundamental investment objective and fundamental investment policies, changes to the Fund's investment advisory agreement and the election of Trustees when required by the Act. When matters are submitted to shareholders for a vote, shareholders  are entitled to one vote per share with  proportionate  voting for fractional  shares.  The shares of the Fund do not have cumulative voting rights or any preemptive or conversion  rights,  and the Trustees have authority,  from time to time,  to divide or  combine  the  shares of the Fund into a greater  or lesser number of shares so affected.  In the case of a liquidation  of the Fund, each  shareholder  of the  Fund  will be  entitled  to  share,  based  upon  the shareholder's  percentage share ownership, in the distribution of assets, net of liabilities,  of the  Fund.  No  shareholder  is  liable  for  further  calls or assessment by the Fund.

On any matters affecting only one series or class, only the shareholders of that series or class are  entitled  to vote.  On  matters  relating  to the Trust but affecting the series of the Trust  differently,  separate  votes by the affected series or classes are required.  With respect to the  submission to  shareholder vote of a matter requiring  separate voting by series or class, the matter shall have been  effectively  acted  upon  with  respect  to any  series or class if a majority of the outstanding  voting securities of that series or class votes for the approval of the matter,  notwithstanding  that:  (1) the matter has not been approved by a majority of the outstanding  voting securities of any other series or  class;  and (2) the  matter  has not  been  approved  by a  majority  of the outstanding voting securities of the Trust.

The Trustees of the Trust do not intend to hold annual  meetings of shareholders of the Fund. The SEC, however,  requires the Trustees to promptly call a meeting for the  purpose of voting  upon the  question  of removal of any  Trustee  when requested to do so by not less than 10% of the  outstanding  shareholders of the
Fund. In addition,  subject to certain conditions,  shareholders of the Fund may apply  to  the  Fund  to  communicate  with  other  shareholders  to  request  a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

Reduced sales charges,  additional purchase, exchange and redemption information and other services

Sales charge reductions and waivers
Waivers of sales  charges--Class A shares. The following additional sales charge waivers are available for Class A shares if you:

o    Acquire shares in connection  with a  reorganization  pursuant to which the
     Fund acquires  substantially  all of the assets and  liabilities of another fund in exchange solely for shares of the acquiring fund;

o    Acquire shares in connection with the disposition of proceeds from the sale of shares of Managed High Yield Plus Fund Inc.  that were  acquired  during that fund's initial  public  offering of shares and that meet certain other conditions described in its prospectus; or

o    Acquire shares in connection with shares purchased by UBS Global AM (US) or any affiliate on behalf of a discretionary advisory client.

Reinstatement  privilege--Class A shares. Shareholders who have redeemed Class A shares may  reinstate  their  account  without a sales charge by  notifying  the transfer  agent of such  desire  and  forwarding  a check  for the  amount to be purchased within 365 days after the date of redemption.  The reinstatement  will be made at the net asset  value  per share  next  computed  after the  notice of reinstatement  and check are  received.  The  amount of a  purchase  under  this reinstatement  privilege  cannot exceed the amount of the  redemption  proceeds.
Gain on a redemption  will be taxable  regardless  of whether the  reinstatement privilege is exercised,  although a loss arising out of a redemption will not be deductible to the extent the reinstatement privilege is exercised within 30 days after redemption, in which event an adjustment will be made to the shareholder's tax basis for shares acquired pursuant to the reinstatement  privilege.  Gain or loss on a redemption  also will be readjusted for federal income tax purposes by the amount of any sales charge paid on Class A shares,  under the  circumstances and  to  the  extent  described  in  "Taxes--Special  Rule  for  Class  A  and C
Shareholders," below.

Purchases of Class A shares  through the UBS Financial  Services Inc.  Strategic
Advisor  Program.  Investors  who  purchase  shares  through  the UBS  Financial
Services Inc.  Strategic Advisor Program are eligible to purchase Class A shares of the funds for which the  Underwriter  or its  affiliates  serve as investment advisor or  investment  manager  without a sales load,  and may  exchange  those shares for Class A shares of the Fund. The UBS Financial Services Inc. Strategic
Advisor  Program offers a  nondiscretionary  brokerage  account to UBS Financial
Services Inc. clients for an asset-based fee at an annual rate of up to 1.50% of the  assets  in the  account.  Account  holders  may  purchase  or sell  certain investment products without paying commissions or other markups/markdowns.

Purchases of shares through the PACE(SM) multi advisor program.  An investor who participates in the PACE(SM) Multi Advisor Program is eligible to purchase Class
A shares. The PACE(SM) Multi Advisor Program is an advisory program sponsored by
UBS Financial  Services Inc. that provides  comprehensive  investment  services, including investor profiling,  a personalized asset allocation strategy using an appropriate  combination of funds and a quarterly investment performance review.
Participation  in the PACE(SM) Multi Advisor Program is subject to payment of an advisory fee at the effective  maximum annual rate of 1.5% of assets.  Employees of UBS Financial  Services Inc. and its  affiliates  are entitled to a waiver of this fee. Please contact your UBS Financial  Services Inc.  Financial Advisor or
UBS Financial Services Inc.  correspondent firms for more information concerning mutual funds that are available through the PACE(SM) Multi Advisor Program.

Payments by UBS Global AM (US)--Class Y shares.  Class Y shares are sold without sales  charges  and do not pay  ongoing  12b-1  distribution  or  service  fees.
However,  UBS Global AM (US),  as principal  underwriter  of the Fund,  may make payments out of its own resources,  to affiliated (UBS Financial  Services Inc.)
and unaffiliated  dealers,  pursuant to written dealer agreements as follows:  a one time finder's fee  consistent  with the Fund's Class A share  Reallowance to
Selected Dealers'  schedule,  as provided in the Prospectus,  and,  beginning in month 13, an ongoing fee in an amount up to 20 basis points.  UBS Global AM (US)
does not make these  payments on  employee-related  Class Y share  accounts  and reserves  the right not to make these  payments  if it  determines,  in its sole discretion,  that a dealer has been acting to the detriment of the Fund. The one time  finder's fee is calculated on the date of purchase and may be paid in four equal  installments  over the first 12 months of  ownership.  UBS Global AM (US)
reserves the right to suspend these payments at any time in its sole discretion.

Additional  compensation  to  affiliated  dealer.  UBS  Global  AM (US) pays its affiliate, UBS Financial Services Inc., the following additional compensation in connection with the sale of Fund shares:

o    0.05% of the  value  (at the time of sale) of all  shares  of the Fund sold through UBS Financial Services Inc.

o    a monthly retention fee at the blended annual rate of 0.10% of the value of the equity  portion of the Fund and 0.075% of the value of the fixed income portion of the Fund that are held in a UBS Financial  Services Inc. account at month-end.

The foregoing  payments are made by UBS Global AM (US) out of its own resources.
Such payments are often referred to as "revenue sharing."

Additional  information  regarding  purchases  through  letter  of intent To the extent that an investor  purchases less than the dollar amount  indicated on the
Letter of Intent within the 13-month  period,  the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month  period.  This adjustment  will be made by redeeming  shares first from amounts held in escrow, and then from the account to cover the additional sales charge,  the proceeds of which  will be paid to the  investor's  investment  professional  and UBS Global
Asset Management, as applicable, in accordance with the Prospectus.

Letters of Intent are not available for certain employee benefit plans.

Additional exchange and redemption information.  As discussed in the Prospectus, eligible  shares of the Fund may be  exchanged  for shares of the  corresponding class of other series of the Trust and most other Family  Funds.  Class Y shares are not eligible for exchange.

Shareholders  will  receive  at least  60 days'  notice  of any  termination  or material  modification of the exchange offer, except no notice need be given if, under  extraordinary  circumstances,  either redemptions are suspended under the circumstances described below or the Fund temporarily delays or ceases the sales of its shares because it is unable to invest  amounts  effectively in accordance with the Fund's investment objective, policies and restrictions.

The  Trust  will  satisfy  redemption  requests  in cash to the  fullest  extent feasible,  so long as such payments  would not, in the opinion of the Advisor or
the  Board,   result  in  the  necessity  of  the  Fund  selling   assets  under
disadvantageous conditions and to the detriment of the remaining shareholders of the Fund.  Pursuant to the Trust's  Agreement and Declaration of Trust,  payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. Under unusual circumstances, when the Board deems it in the best interest  of the  Fund's  shareholders,  the Trust may make  payment  for shares repurchased  or redeemed in whole or in part in  securities of the Fund taken at current values.  With respect to such redemptions in kind, the Trust has made an election  pursuant to Rule 18f-1 under the Act.  This will  require the Trust to redeem in cash at a  shareholder's  election  in any case  where the  redemption involves  less  than  $250,000  (or 1% of the  Fund's  net  asset  value  at the beginning of each 90-day period during which such redemptions are in effect,  if that  amount  is less than  $250,000),  during  any  90-day  period  for any one shareholder. Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash. In-kind payments to non-affiliated  shareholders  need not constitute a cross-section  of the Fund's portfolio.  Where a shareholder has requested redemption of all or a part of the shareholder's  investment and where the Fund computes such  redemption  in-kind, the Fund  will  not  recognize  gain or loss for  federal  tax  purposes  on the securities  used to compute the redemption,  but the shareholder  will recognize gain or loss  equal  to the  difference  between  the fair  market  value of the securities  received and the  shareholder's  basis in the Fund shares  redeemed.
Pursuant to redemption  in-kind procedures adopted by the Board on behalf of the
Fund, the Trust is permitted to pay redemptions in-kind to shareholders that are affiliated persons of the Fund by nature of a greater than 5% ownership interest in the Fund.

The Fund may  suspend  redemption  privileges  or  postpone  the date of payment during any period (1) when the New York  Stock  Exchange  ("NYSE")  is closed or trading  on the  NYSE is  restricted  as  determined  by the  SEC,  (2)  when an emergency  exists,  as  defined  by  the  SEC,  that  makes  it  not  reasonably practicable  for the Fund to dispose of  securities  owned by it or to determine fairly the value of its  assets,  or (3) as the SEC may  otherwise  permit.  The redemption price may be more or less than the shareholder's  cost,  depending on the market value of the Fund's portfolio at the time.

Financial institutions.  The Fund may authorize financial institutions, or their agents,  to accept on the Fund's behalf purchase and redemption  orders that are in "good form" in accordance with the policies of those  institutions.  The Fund will be deemed to have received these  purchase and redemption  orders when such financial institution or its agent accepts them. Like all customer orders, these orders will be priced  based on the Fund's net asset value next  computed  after receipt of the order by the financial  institutions  or their agents.  Financial institutions  may  include  retirement  plan  service  providers  who  aggregate purchase and redemption  instructions received from numerous retirement plans or plan participants.

Automatic  investment  plan--Class A and Class C shares. The Underwriter or your investment  professional  offers  an  automatic  investment  plan with a minimum initial investment of $1,000 through which the Fund will deduct $50 or more on a monthly, quarterly,  semiannual or annual basis from the investor's bank account to invest  directly  in the Fund's  Class A or Class C shares.  In  addition  to providing a convenient and disciplined manner of investing, participation in the automatic  investment  plan enables an investor to use the  technique of "dollar cost  averaging."  When a shareholder  invests the same dollar amount each month under the plan,  the  shareholder  will purchase more shares when the Fund's net asset value per share is low and fewer shares when the net asset value per share is high. Using this technique,  a shareholder's average purchase price per share over any given  period will be lower than if the  shareholder  purchased a fixed number of shares on a monthly  basis  during the  period.  Of course,  investing through  the  automatic  investment  plan does not  assure a profit  or  protect
against  loss  in  declining  markets.   Additionally,   because  the  automatic
investment plan involves  continuous  investing  regardless of price levels,  an investor  should  consider his or her  financial  ability to continue  purchases through  periods of both low and high price  levels.  An  investor  should  also consider  whether a large,  single  investment  would  qualify  for  sales  load reductions.

Automatic cash withdrawal plan--Class A and Class C
The Automatic Cash Withdrawal Plan allows investors to set up monthly, quarterly
(March, June, September and December),  semiannual (June and December) or annual
(December)  withdrawals  from their Family Fund accounts.  Minimum  balances and withdrawals vary according to the class of shares:

o    Class A and Class C shares. Minimum value of Fund shares is $5,000; minimum withdrawals of $100.

Withdrawals  under the Automatic Cash  Withdrawal  Plan will not be subject to a contingent  deferred sales charge if the investor  withdraws no more than 12% of the value of the Fund account when the shareholder signed up for the plan during the first year under the plan.  Shareholders  who elect to receive  dividends or other distributions in cash may not participate in the plan.

An investor's participation in the Automatic Cash Withdrawal Plan will terminate automatically  if the "Initial  Account Balance" (a term that means the value of the Fund  account  at the time the  shareholder  elects  to  participate  in the
Automatic Cash  Withdrawal  Plan),  less aggregate  redemptions  made other than pursuant to the Automatic Cash Withdrawal  Plan, is less than the minimum values specified  above.  Purchases of additional  shares of the Fund  concurrent  with withdrawals  are  ordinarily  disadvantageous  to  shareholders  because  of tax liabilities and, for Class A shares, initial sales charges. On or about the 20th of a  month  for  monthly,  quarterly  and  semiannual  plans,  your  investment professional  will arrange for redemption by the Fund of sufficient  Fund shares to provide the withdrawal  payments  specified by  participants in the Automatic
Cash  Withdrawal  Plan.  The payments  generally are mailed  approximately  five
Business Days  (defined  under "Net Asset  Value")  after the  redemption  date.
Withdrawal payments should not be considered dividends, but redemption proceeds.
If  periodic  withdrawals  continually  exceed  reinvested  dividends  and other distributions,  a shareholder's  investment may be  correspondingly  reduced.  A shareholder  may change the amount of the automatic cash withdrawal or terminate participation  in the Automatic Cash  Withdrawal Plan at any time without charge or penalty by written instructions with signatures guaranteed to your investment professional  or PFPC.  Instructions  to  participate  in the plan,  change  the withdrawal  amount or terminate  participation in the plan will not be effective until  five days after  written  instructions  with  signatures  guaranteed  are received by PFPC.  Shareholders  may request the forms  needed to  establish  an
Automatic Cash Withdrawal Plan from their  investment  professionals  or PFPC at
1-800-647 1568.

Individual retirement accounts
Self-directed  IRAs are  available in which  purchases of shares of Family Funds and other  investments may be made.  Investors  considering  establishing an IRA should review applicable tax laws and should consult their tax advisors.

Transfer of accounts
If  investors  holding  Class  A,  Class C or  Class Y  shares  of the Fund in a brokerage  account  transfer their brokerage  accounts to another firm, the Fund shares  will be moved to an account  with PFPC.  However,  if the other firm has entered into a dealer  agreement with the Underwriter  relating to the Fund, the shareholder may be able to hold Fund shares in an account with the other firm.

Transfer of securities
At the  discretion  of the Trust,  investors  may be permitted to purchase  Fund shares by  transferring  securities to the Fund that meet the Fund's  investment objective and  policies.  Securities  transferred  to the Fund will be valued in accordance with the same procedures used to determine the Fund's net asset value at the time of the next  determination of net asset value after such acceptance.
Shares issued by the Fund in exchange for securities will be issued at net asset value per  share of the Fund  determined  as of the same  time.  All  dividends, interest,  subscription  or other rights  pertaining  to such  securities  shall become  the  property  of the  Fund  and  must be  delivered  to the Fund by the investor  upon receipt from the issuer.  Investors who are permitted to transfer such  securities  will be required to recognize a gain or loss on such  transfer and pay tax thereon, if applicable,  measured by the difference between the fair market value of the securities and the investors' basis therein. Securities will not be accepted in exchange for shares of the Fund unless:  (1) such  securities are,  at the  time  of the  exchange,  eligible  to be  included  in the  Fund's
portfolio  and  current  market   quotations  are  readily  available  for  such
securities; (2) the investor represents and warrants that all securities offered to be exchanged are not subject to any restrictions  upon their sale by the Fund under the 1933  Act,  or under the laws of the  country  in which the  principal market for such securities  exists, or otherwise;  and (3) the value of any such security (except US government securities) being exchanged,  together with other securities  of the same  issuer  owned by the  Fund,  will not  exceed 5% of the
Fund's net assets immediately after the transaction.

Net asset value

The Fund  determines its net asset value per share  separately for each class of shares,  normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the NYSE on each  Business  Day when the NYSE is open.  Prices  will be calculated  earlier when the NYSE closes early  because  trading has been halted for the day.  Currently  the NYSE is open for trading every day (each such day a
"Business Day") except Saturdays, Sundays and the following holidays: New Year's
Day, Martin Luther King, Jr. Day,  Presidents'  Day, Good Friday,  Memorial Day,
Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities  that are listed on  exchanges  normally  are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where  securities are traded on more than one exchange,  the securities are generally valued on the exchange considered by the Advisor as the primary  market.  Securities  traded in the  over-the-counter market and listed on The NASDAQ  Stock  Market,  Inc.  ("NASDAQ")  normally  are valued at the NASDAQ  Official  Closing Price ("NOCP");  other  over-the-counter securities are valued at the last bid price available prior to valuation  (other than short-term  obligations that mature in 60 days or less, which are valued as described  further below).  All investments  quoted in foreign  currency will be valued daily in U.S. dollars on the basis of the foreign currency  exchange rate prevailing at the time such valuation is determined by the Fund's custodian. The foreign currency exchange transactions of the Fund conducted on a spot (that is, cash)  basis are  valued at the spot rate for  purchasing  or  selling  currency prevailing  on the foreign  exchange  market.  Generally,  securities  issued by open-end investment companies are valued using their respective net asset values or public offering  prices,  as  appropriate,  for purchase orders placed at the close of the NYSE.  Futures  contracts  are generally  valued at the  settlement price  established  each day on the  exchange on which they are traded.  Forward foreign currency  contracts are valued daily using forward exchange rates quoted by independent pricing services.  Where market quotations are readily available, portfolio  securities  are valued based upon market  quotations,  provided those quotations adequately reflect, in the judgment of the Advisor, the fair value of
the  security.   Where  those  market  quotations  are  not  readily  available, securities are valued based upon appraisals received from an independent pricing service using a computerized matrix system or based upon appraisals derived from
information   concerning  the  security  or  similar  securities  received  from recognized  dealers in those  securities.  All other securities and other assets are valued at fair value as  determined  in good faith by or under the direction of the Board.  It should be recognized  that judgment often plays a greater role in valuing thinly traded  securities,  including many lower rated bonds, than is the case  with  respect  to  securities  for  which a  broader  range of  dealer quotations and last-sale information is available.  The amortized cost method of valuation generally is used to value short-term obligations with 60 days or less remaining  until  maturity,  unless  the  Board  determines  that  this does not represent fair value.

Taxation

Additional information on distributions and taxes
Distributions  of net investment  income.  The Fund receives income generally in the form of interest on its investments.  This income, less expenses incurred in the operation of the Fund,  constitutes  the Fund's net  investment  income from which dividends may be paid to you.

Exempt-interest dividends. By meeting certain requirements of the Code, the Fund qualifies to pay  exempt-interest  dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to  regular  federal  income  tax when  they  are  paid to you.  Exempt-interest dividends that are excluded from federal  taxable income may still be subject to federal alternative minimum tax.

In  addition,  to the extent that  exempt-interest  dividends  are derived  from interest  on  obligations  of a state  or its  political  subdivisions,  or from
interest  on  qualifying  US  territorial   obligations   (including  qualifying
obligations of Puerto Rico,  the US Virgin  Islands and Guam),  they also may be exempt from that state's  personal income taxes.  Most states,  however,  do not grant tax-free treatment to interest on state and municipal  securities of other states.  The right of a state to exempt from taxation  interest on its own state and local  obligations  while  taxing the  interest  on  out-of-state  municipal securities was recently  affirmed by the United States Supreme Court in Kentucky
v. Davis (May 19, 208). A state court in Kentucky had previously  ruled that the
Kentucky  state  income  tax law,  which  exempts  only  interest  on bonds from
in-state   government   entities,   violates  the  Commerce  Clause  of  the  US
Constitution,  by  discriminating  against other states' municipal bonds. The US
Supreme  Court  reversed the lower  court's  decision and held that the Kentucky state income tax law did not violate the Commerce Clause of the US Constitution.
In so holding,  however,  the  Supreme  Court  declined  to address  whether the in-state  exemption for private  activity  bonds  violates the Commerce  Clause, leaving for future courts to consider any claim that  differential  treatment of interest on  private-activity  bonds  should be evaluated  differently  from the treatment of municipal bond interest generally.

Dividends  from  taxable  income.  The Fund may earn  taxable  income  from many sources,  including  income from temporary  investments,  discount from stripped obligations  or their  coupons,  income from  securities  loans or other taxable transactions, and ordinary income from the sale of market discount bonds. If you are a taxable  investor,  any distributions by the Fund from this income will be taxable  to you as  ordinary  income,  whether  you  receive  them in cash or in additional  shares.  Because  the Fund  invests  primarily  in  tax-exempt  debt securities,  it anticipates  that none of the  distributions  will be treated as
qualified   dividends  that  are  subject  to  reduced  rates  of  taxation  for individuals.

Distributions  of capital  gain.  The Fund may realize a capital gain or loss in connection  with  sales  or  other  dispositions  of its  portfolio  securities.
Distributions  derived from the excess of net  short-term  capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term  capital gain over net short-term  capital loss will be taxable to you as long-term  capital  gain,  regardless of how long you have held your shares in the Fund. Any net  short-term or long-term  capital
gains   realized  by  the  Fund   (after  any   reductions   for  capital   loss
carry-forwards)  generally  will  be  distributed  once  each  year,  and may be distributed  more  frequently,  if necessary,  to reduce or eliminate  excise or income taxes on the Fund.

Returns of capital.  If the Fund's  distributions  exceed its taxable income and capital  gains  realized  during  a  taxable  year,  all  or a  portion  of  the distributions  made in the same taxable year may be  recharacterized as a return of capital to shareholders.  A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher  reported  capital  gain or lower  reported  capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis,  however,  is taxable as a capital  gain if the shares are held as a capital asset.

Information  on the amount and tax  character  of  distributions.  The Fund will inform you of the  amount of your  taxable  ordinary  income  and  capital  gain dividends at the time they are paid, and will advise you of their tax status for federal  income  tax  purposes  shortly  after  the end of each  calendar  year, including  the portion of the  distributions  that on average are  comprised  of exempt interest income, taxable income and the portion of exempt interest income that is a tax preference item when determining your alternative  minimum tax. If you have not held  Fund  shares  for a full  year,  the Fund may  designate  and distribute to you, as ordinary,  tax-exempt or tax-preference  income or capital gains, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund.  Taxable distributions declared by the Fund in December to shareholders of record in such month but paid in January are taxed to you as if made in December.

Election  to be taxed as a regulated  investment  company.  The Fund  intends to elect to be treated as a regulated  investment company under Subchapter M of the
Code and intends to so qualify  during the current  fiscal year.  As a regulated investment company,  the Fund generally pays no federal income tax on the income and gain it  distributes  to you. The Board reserves the right not to distribute the Fund's net long-term  capital gain or not to maintain the  qualification  of the Fund as a regulated  investment  company if it  determines  such a course of action to be  beneficial  to  shareholders.  If net  long-term  capital  gain is retained, the Fund would be taxed on the gain at the highest corporate tax rate, and shareholders  would be notified that they are entitled to a credit or refund for the tax paid by the  Fund.  If the  Fund  fails to  qualify  as a  regulated investment  company,  the Fund would be subject to federal,  and possibly state, corporate taxes on its taxable income and gains, and  distributions to you would be taxed as dividend income to the extent of the Fund's earnings and profits.

In order to qualify as a regulated  investment  company  for federal  income tax
purposes,  the  Fund  must  meet  certain  asset  diversification,   income  and
distribution specific requirements, including:

(i)  The Fund must maintain a diversified  portfolio of  securities,  wherein no
     security,   including  the  securities  of  a  qualified   publicly  traded
     partnership  (other than US government  securities  and securities of other regulated investment  companies) can exceed 25% of the Fund's total assets, and, with respect to 50% of the Fund's total assets,  no investment  (other than cash and cash items, US government  securities and securities of other regulated investment companies) can exceed 5% of the Fund's total assets or
     10% of the outstanding voting securities of the issuer;

(ii) The Fund  must  derive at least 90% of its  gross  income  from  dividends, interest, payments with respect to securities loans, gains from the sale or disposition  of stock,  securities or foreign  currencies,  or other income
     derived   with  respect  to  its  business  of  investing  in  such  stock, securities,  or  currencies,  and net income  derived from an interest in a qualified publicly traded partnership; and

(iii) The  Fund  must  distribute  to  its  shareholders  at  least  90%  of its investment company taxable income and net tax-exempt income for each of its fiscal years.

Excise tax distribution  requirements.  As a regulated  investment company,  the
Fund is required to  distribute  its income and gains on a calendar  year basis, regardless of the Fund's fiscal year end, as follows:

Required distributions-- To avoid a 4% federal excise tax, the Code requires the
Fund to  distribute  to you by  December  31 of each  year,  at a  minimum,  the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the  twelve-month  period ending  October 31; and 100% of any  undistributed  amounts from the prior year.
The Fund intends to declare and pay these  distributions  in December (or to pay them in January,  in which case you must treat them as received in December) but can give no assurances  that its  distributions  will be sufficient to eliminate all taxes.

Post-October  losses--  Because the periods for measuring a mutual fund's income are different  for excise and income tax purposes  special rules are required to protect  the  amount of  earnings  and  profits  needed to  support  excise  tax distributions.  For  instance,  if a mutual fund that uses  October  31st as the measurement period for paying out capital gain net income realizes a net capital loss after October 31 and before the close of its taxable year,  the mutual fund likely  would have  insufficient  earnings  and profits for that taxable year to support the dividend  treatment of its required  distributions for that calendar year.  Accordingly,  the Fund is permitted to elect to treat net capital  losses realized between November 1 and December 31 of each year (`'post-October  loss")
as occurring on the first day of the following tax year (i.e., on July 1st).

Sales,  exchanges and redemption of fund shares.  If you are a taxable  investor sales,  exchanges and redemptions (including redemptions in kind) of Fund shares are  taxable  transactions  for federal and state  income tax  purposes.  If you redeem your Fund  shares,  the IRS will require that you report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that  you  realize  will be a  capital  gain or loss and  will be  long-term  or short-term, generally depending on how long you held your shares.

Redemptions  at a loss within six months of purchase--  Any loss incurred on the redemption  or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest  dividends paid to you with respect to your
Fund shares,  and any remaining loss will be treated as a long-term capital loss to the extent of any long-term  capital gain  distributed  to you by the Fund on those shares.

Wash  sales-- All or a portion of any loss that you realize on a  redemption  of your Fund shares is  disallowed  to the extent that you buy other  shares in the
Fund within 30 days before or after your share  redemption.  Any loss disallowed under these rules is added to your tax basis in the new shares.

Deferral of basis-- Class A shares only.  In reporting  gain or loss on the sale of your Fund shares,  you may be required to adjust your basis in the shares you sell under the following circumstances:

IF:

o    In your original purchase of Fund shares, you received a reinvestment right
     (the right to  reinvest  your sales  proceeds at a reduced or with no sales charge),
o    You  sell  some or all of your  original  shares  within  90 days of  their purchase, and
o    You reinvest  the sales  proceeds in the Fund or in another  fund,  and the sales charge that would otherwise apply is reduced or eliminated;

THEN: In reporting any gain or loss on your sale,  all or a portion of the sales charge that you paid for your original shares is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

US  government  securities.  To the  extent  the  Fund  invests  in  certain  US government  obligations,  dividends  paid by the Fund to  shareholders  that are derived from interest on these obligations should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements  that must be met by the Fund. The income on portfolio  investments in certain  securities,  such as  repurchase  agreements,  commercial  paper and
federal   agency-backed   obligations   (e.g.,   Government   National  Mortgage
Association (GNMA) or Federal National Mortgage  Association (FNMA) securities), generally  does not qualify for  tax-free  treatment.  The rules on exclusion of this income may be different for corporate shareholders.

Qualified dividend income for individuals.  Because the Fund's income is derived primarily  from interest  rather than  dividends,  none or a nominal part of its distributions are expected to be qualified dividend income eligible for taxation by individuals at long-term capital gain rates.

Dividends-received  deduction  for  corporations.  Because the Fund's  income is derived primarily from interest rather than dividends, none or a nominal part of its distributions  are expected to qualify for the corporate  dividends-received deduction.

Investment in complex securities. The Fund may invest in complex securities that could require it to adjust the amount,  timing and/or tax character (ordinary or capital) of gains and losses it recognizes on these investments.  This, in turn, could affect the amount,  timing and/or tax character of income  distributed  to you. For example:

Derivatives--  The Fund is  permitted  to invest in certain  options and futures contracts. If it makes these investments, it could be required to mark-to-market these  contracts and recognize  for federal  income tax purposes any  unrealized gains and losses at its fiscal  year end even  though it  continues  to hold the contracts.  Under these rules, gains or losses on the contracts  generally would be treated as 60% long-term and 40% short-term  gains or losses.  In determining its net  income  for excise tax  purposes,  the Fund also would be  required  to mark-to-market  these contracts  annually as of October 31 (for capital gain net income), and to realize and distribute any resulting income and gains.

Tax  straddles--  The Fund's  investment in options and futures  contracts could cause the Fund to hold offsetting positions in securities. If the Fund's risk of loss with  respect to specific  securities  in its  portfolio  is  substantially diminished by the fact that it holds other securities,  the Fund could be deemed to have entered into a tax  "straddle"  or to hold a "successor  position"  that would require any loss realized by it to be deferred for tax purposes.

Swap  agreements-- The Fund may enter into swap agreements.  The rules governing the tax  aspects of swap  agreements  that  provide for  contingent  nonperiodic payments of this type are in a developing  stage and are not  entirely  clear in certain  aspects.  Accordingly,  while  the Fund  intends  to  account  for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment.  The Fund  intends to  monitor  developments  in this  area.  Certain requirements that must be met under the Code in order for the Fund to qualify as a  regulated  investment  company may limit the extent to which the Fund will be able to engage in swap agreements.

Investments  in securities of uncertain tax  character--  The Fund may invest in securities  the US Federal income tax treatment of which may not be clear or may be subject to  recharacterization by the IRS. To the extent the tax treatment of such  securities  or the  income  from  such  securities  differs  from  the tax treatment  expected  by the Fund,  it could  affect the timing or  character  of income  recognized  by  the  Fund,  requiring  the  Fund  to  purchase  or  sell securities,  or otherwise change its portfolio,  in order to comply with the tax rules applicable to regulated investment companies under the Code.

Alternative  minimum tax.  Interest on certain  private  activity  bonds,  while exempt  from  regular  federal  income tax,  is a  preference  item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states.  Private  activity bond interest could subject you to or increase your liability  under the federal and state  alternative  minimum taxes, depending on your personal or corporate tax position. If you are a person defined in the Code as a  substantial  user (or  person  related to a user) of a facility  financed by private  activity bonds,  you should consult with your tax advisor before buying shares of the Fund.

Treatment of interest on debt incurred to hold fund shares. Interest on debt you incur to buy or hold Fund shares may not be  deductible  for federal  income tax purposes.

Loss  of  status  of  securities  as  tax-exempt.  Failure  of the  issuer  of a tax-exempt  security to comply with certain  legal or  contractual  requirements relating to the security could cause  interest on the security,  as well as Fund
distributions   derived  from  this  interest,   to  become   taxable,   perhaps
retroactively to the date the security was issued.

Backup  withholding.  By law,  the Fund must  withhold a portion of your taxable dividends and sales proceeds unless you:

o    provide your correct social security or taxpayer identification number,
o    certify that this number is correct,
o    certify that you are not subject to backup withholding, and
o    certify that you are a US person (including a US resident alien).

The Fund also must withhold if the IRS  instructs it to do so. When  withholding is  required,  the amount will be 28% of any  dividends  or proceeds  paid.  The special US tax  certification  requirements  applicable to non-US  investors are described under the "Non-US Investors" heading below.

Non-US investors.  Non-US Investors  (shareholders who, as to the United States,
are  a  nonresident   alien  individual,   foreign  trust  or  estate,   foreign
corporation, or foreign partnership) may be subject to US withholding and estate tax and  are  subject  to  special  US tax  certification  requirements.  Non-US investors  should consult their tax advisors about the  applicability  of US tax withholding and the use of the appropriate forms to certify their status.

In  general--  The  United  States  imposes  a flat  30%  withholding  tax (or a withholding  tax at a lower  treaty rate) on US source  dividends,  including on income  dividends  paid to you by the Fund,  subject to certain  exemptions  for dividends  designated as long-term  capital gain  dividends and  exempt-interest dividends.  However,  notwithstanding such exemptions from US withholding at the source,  any dividends and distributions of income and capital gains,  including the  proceeds  from the sale of your  Fund  shares,  will be  subject  to backup withholding at a rate of 28% if you fail to properly  certify that you are not a
US person.

Exempt interest  dividends--  Exempt-interest  dividends from interest earned on municipal securities are not subject to US withholding tax.

Long-term  capital gain  dividends-- In general,  capital gain dividends paid by the Fund from  long-term  capital gains (other than gain realized on disposition of US real property  interests) are not subject to US withholding tax unless you are a nonresident alien individual  present in the United States for a period or periods aggregating 183 days or more during the taxable year.

Short-term capital gain and interest-related  dividends-- The exemptions from US withholding for short-term capital gain and  interest-related  dividends paid by the Fund to non-US investors terminated and no longer is available for dividends paid by the Fund with respect to its taxable years  beginning after December 31,
2007, unless such exemptions are extended or made permanent.

Other-- If you hold your Fund shares in connection  with a US trade or business, your income and gains will be considered  effectively connected income and taxed in  the  US on a net  basis,  in  which  case  you  may be  required  to  file a nonresident US income tax return.

US estate tax-- An individual who, at the time of death, is a non-US shareholder will  nevertheless be subject to US federal estate tax with respect to shares at the graduated  rates  applicable to US citizens and  residents,  unless a treaty exception applies.  If a treaty exemption is available,  a decedent's estate may nonetheless  need to file a US estate tax return to claim the exemption in order to obtain a US federal  transfer  certificate.  The  transfer  certificate  will identify the property (i.e.,  Fund shares) as to which the US federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit  (equivalent to US situs assets with a value of $60,000).  For estates with US situs assets of not more than $60,000,  the Fund may accept,  in lieu of a transfer  certificate,  an affidavit  from an  appropriate  individual evidencing  that  decedent's  US situs assets are below this  threshold  amount.
Transfers  by gift  of  shares  of the  Fund by a  non-US  shareholder  who is a nonresident alien individual will not be subject to US federal gift tax. The tax consequences  to a non-US  shareholder  entitled  to claim  the  benefits  of an applicable tax treaty may be different from those described herein.

US tax certification rules-- Special US tax certification  requirements apply to non-US  shareholders  both to avoid US back up withholding  imposed at a rate of
28% and to obtain the benefits of any treaty  between the United  States and the shareholder's  country of  residence.  In  general,  a non-US  shareholder  must provide a Form W-8BEN (or other  applicable  Form W-8) to establish that you are not a US person,  to claim that you are the beneficial  owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a resident of a country with which the United  States has an income tax treaty.  A
Form W-8BEN provided without a US taxpayer  identification number will remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier  change of  circumstances makes the information on the form incorrect.

Effect of tax treaties-- The tax consequences to a foreign shareholder  entitled to claim the benefits of an  applicable  tax treaty may be different  from those described  herein.  Non-US  shareholders  are  urged to  consult  their  own tax advisors  with  respect  to  the  particular  tax  consequences  to  them  of an investment in the Fund.

Effect of future legislation;  local tax  considerations.  The foregoing general discussion of US federal  income tax  consequences  is based on the Code and the regulations  issued  thereunder  as in effect on the date of this  Statement  of
Additional  Information.  Future legislative or administrative  changes or court decisions may significantly  change the conclusions  expressed  herein,  and any such  changes or  decisions  may have a  retroactive  effect with respect to the transactions  contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for US federal income taxation described above.  Distributions may also be subject  to  additional  state,  local  and  foreign  taxes  depending  on  each shareholder's particular situation. Non-US shareholders may be subject to US tax rules that differ  significantly  from those summarized above.  Shareholders are urged to consult  their tax advisers as to the  consequences  of these and other state and local tax rules affecting investment in the Fund.

This  discussion  of  "Taxation"  is not  intended  or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all  categories of investors,  some of which may be subject to special rules.
You should consult your own tax advisor regarding your particular  circumstances before making an investment in the Fund.

Potential conflicts of interest

Activities of UBS Global Asset  Management  (Americas)  Inc. and its  affiliates
(collectively,  "UBS Global AM"), UBS Securities LLC and UBS Financial  Services
Inc. and their  affiliates  (collectively,  "UBS") and Other Accounts Managed by
UBS

[TO BE  PROVIDED  IN  RULE  485(b)  FILING:]  UBS  Global  AM is a  large  asset management firm with  approximately  $[____] billion in assets under  management worldwide  as of June 30,  2008.(1) UBS Global AM offers a full range of equity, fixed income,  cash  management,  asset  allocation and alternative  asset class
investment   management   styles   with   representation   in  both  retail  and
institutional channels, in the United States and in non-U.S. markets. UBS Global
AM has more than 3,500  employees  in 23 countries  and  maintains a presence in most key  markets,  including  the  United  States,  the United  Kingdom,  Asia,
Australia, the Middle East and Europe.

(1)  [TO BE  PROVIDED  IN RULE  485(b)  FILING:]  UBS  Global  Asset  Management
     (Americas) Inc. manages approximately $[___] billion as of June 30, 2008.

UBS  is  a  worldwide  full-service  investment  banking,  broker-dealer,  asset management and financial services  organization.  As a result, UBS Global AM and
UBS (including,  for these purposes,  their  directors,  partners,  officers and employees)  worldwide,  including the entities and personnel who may be involved in the investment activities and business operations of the Fund, are engaged in businesses  and have  interests  other  than that of  managing  the Fund.  These activities and interests include  potential  multiple  advisory,  transactional,
financial,  consultative,  and  other  interests  in  transactions,   companies,
securities and other  instruments  that may be engaged in,  purchased or sold by the Fund. This section sets forth  considerations of which investors in the Fund should be aware,  and which may cause  conflicts  of interest on the part of UBS and UBS Global AM that could  disadvantage  the Fund. To address these potential conflicts,  UBS  and  UBS  Global  AM  have  established  various  policies  and procedures  that are reasonably  designed to detect and prevent these  potential conflicts of interest and prevent the Fund from being disadvantaged.

Prospective  investors should  carefully review the following,  which more fully describes  these and other  potential  conflicts  of interest  presented  by UBS
Global AM's and UBS' other businesses and interests.

Potential Conflicts Relating to Portfolio Decisions, the Sale of Fund Shares and
the Allocation of Investment Opportunities

UBS' Other  Activities  May Have an Impact on the Fund. UBS Global AM (Americas)
makes  decisions for the Fund in accordance  with its  obligations as investment advisor to the Fund. However, UBS' other activities may, at the same time have a negative impact on the Fund. As a result of the various activities and interests of UBS, it is likely  that the Fund will have  multiple  business  relationships with,  engage in transactions  with,  make voting  decisions with respect to, or obtain  services from UBS and other  entities for which UBS performs or seeks to perform  investment  banking or other services.  It is also likely that the Fund will  undertake  transactions  in  securities  in which  UBS  makes a market  or otherwise has other direct or indirect interests.

UBS conducts  extensive  broker-dealer,  banking and other activities around the
world  and  provides   investment  banking,   broker-dealer,   prime  brokerage,
administrative  and other  services  to clients  which may  involve  markets and securities  in which  the Fund  invests.  These  activities  will give UBS broad access to the current status of certain markets and investments.  As a result of the activities  described in this paragraph and the access and knowledge arising from those  activities,  parts of UBS may be in  possession  of  information  in respect of markets and investments, which, if known to UBS Global AM (Americas), might cause UBS Global AM  (Americas)  to seek to dispose of, retain or increase interests in investments held by the Fund or acquire certain positions on behalf of the Fund. UBS will be under no duty to make any such information available to the Fund or personnel of UBS Global AM (Americas) making investment decisions on behalf of the Fund and maintains  information  barriers  designed to prevent the misuse of such  information.  In general,  personnel of UBS Global AM (Americas)
making  investment  decisions will make decisions based solely upon  information known by such decision  makers without regard to information  known by other UBS personnel.

In conformance with the Fund's  investment  objectives and subject to compliance with  applicable  law, UBS Global AM (Americas) may purchase  securities for the
Fund  during  an  underwriting  or  other  offering  of  securities  in  which a broker/dealer affiliate acts as a manager, co-manager,  underwriter or placement agent, or receives a benefit in the form of management,  underwriting,  or other fees. Affiliates of UBS Global AM (Americas) may act in other capacities in such offerings for which a fee, compensation, or other benefit will be received. From time to time,  affiliates of UBS Global AM (Americas) will be current  investors in companies engaged in an offering of securities which UBS Global AM (Americas)
may purchase on behalf of its clients.  Such  purchases  may provide a direct or indirect benefit to UBS Global AM's affiliates acting as a selling  shareholder.
UBS Global AM may also  participate  in  structured  fixed  income  offerings of securities in which a related person may serve as trustee, depositor, originator service  agent or other  service  provider  in which  fees  will be paid to such related person. Further, a related person may act as originator and/or servicing agent of loans or receivables  for a structured  fixed income  offering in which
UBS Global AM (Americas) may invest Fund assets.  Participation in such offering may directly or indirectly relieve financial obligations of related persons.

UBS Global AM may purchase or sell, or recommend  for purchase or sale,  for its investment  advisory clients securities of companies:  (i) with respect to which its affiliates act as an investment banker or financial adviser; (ii) with which its  affiliates  have  other  confidential  relationships;  (iii) in  which  its affiliates  maintain a position or (iv) for which its affiliates  make a market;
or in  which  it or  its  officers,  directors  or  employees  or  those  of its affiliates own  securities or otherwise  have an interest.  Except to the extent prohibited  by law or  regulation  or by client  instruction,  UBS Global AM may recommend to its clients, or purchase for its clients,  securities of issuers in which UBS has an interest as described in this paragraph.

UBS' Financial and Other  Interests and  Relationships  May  Incentivize  UBS to
Promote the Sale of Fund Shares.  UBS, its personnel and other financial service providers, have interests in promoting sales of the Fund. UBS Global AM may also make cash and non-cash payments to banks,  broker-dealers,  insurance companies, financial planning firms and other financial intermediaries, that sell shares of the Fund,  subject to UBS Global AM's  internal  policies  and  procedures.  The source of such payments may come from sales  charges on such shares,  12b-1 fees collected from the Fund and/or from the underwriter's  own resources  (including through transfers from  affiliates).  Payments made out of the underwriter's own resources are often  referred to as "revenue  sharing."  Please read the section entitled "Principal underwriting arrangements" for more information.

With respect to both UBS and its personnel,  the remuneration and  profitability relating to services to and sales of the Fund or other  products  may be greater than the  remuneration  and  profitability  relating to services to and sales of other  products that might be provided or offered by UBS or other third parties.
UBS and its sales personnel may directly or indirectly  receive a portion of the fees  and  commissions  charged  to the  Fund or its  shareholders.  UBS and its advisory or other  personnel may also benefit from  increased  amounts of assets under  management.  Fees and commissions  charged to the Fund may also be higher than for other products or services,  and the remuneration and  profitability to
UBS and such personnel resulting from transactions on behalf of or management of the Fund may be greater than the remuneration and  profitability  resulting from similar transactions for other funds or products.

UBS also may have  relationships  with,  and  purchase,  or  distribute or sell, services  or  products  from or to,  distributors,  consultants  and  others who recommend  the Fund,  or who engage in  transactions  with or for the Fund.  For example,  UBS  regularly  participates  in  industry  and  consultant  sponsored
conferences  and  may  purchase   educational,   data  or  other  services  from
consultants or other third parties that it deems to be of value to its personnel and its  business.  The products and services  purchased  from  consultants  may include, but are not limited to, those that help UBS understand the consultant's points  of view on the  investment  management  process.  Consultants  and other parties that provide consulting or other services to potential  investors in the
Fund may receive fees from UBS or the Fund in connection  with the  distribution of shares in the Fund or other UBS  products.  For  example,  UBS may enter into revenue or fee sharing  arrangements with consultants,  service  providers,  and other intermediaries relating to investments in mutual funds, collective trusts, or other products or services  offered or managed by UBS Global AM. UBS may also pay a fee for membership in industry-wide  or state and municipal  organizations or otherwise  help sponsor  conferences  and  educational  forums for investment industry  participants  including,  but not limited to,  trustees,  fiduciaries, consultants,  administrators,  state and municipal  personnel and other clients.
UBS'  membership  in such  organizations  allows  UBS to  participate  in  these conferences  and  educational  forums  and helps UBS  interact  with  conference participants  and  to  develop  an  understanding  of the  points  of  view  and
challenges  of  the  conference  participants.   In  addition,  UBS'  personnel,
including  employees  of UBS,  may  have  board,  advisory,  brokerage  or other relationships with issuers,  distributors,  consultants and others that may have investments  in the Fund or that  may  recommend  investments  in the  Fund.  In addition,  UBS,  including UBS Global AM, may make charitable  contributions  to institutions,  including those that have relationships with clients or personnel of clients. UBS' personnel may also make political contributions. As a result of the  relationships  and arrangements  described in this paragraph,  consultants, distributors  and  other  parties  may  have  conflicts  associated  with  their promotion of the Fund or other dealings with the Fund that create incentives for them to promote the Fund or certain portfolio transactions.

To the extent  permitted by  applicable  law, UBS Global AM may make payments to authorized dealers and other financial  intermediaries  ("Intermediaries")  from time to time to promote the Fund. The  additional  payments by UBS Global AM may
also  compensate   Intermediaries  for  sub-accounting,   administrative  and/or
shareholder  processing services that are in addition to the fees paid for these or similar  services by such  products.  Payments made by UBS Global AM may vary between different  Intermediaries.  Please read the section entitled  "Principal underwriting  arrangements"  and "Reduced  sales charges,  additional  purchase, exchange and redemption information and other services--Additional  compensation to affiliated dealer" for more information.

Potential Conflicts Relating to the Allocation of Investment Opportunities Among
the Fund and Other UBS  Accounts.  UBS  Global AM  manages  accounts  of certain clients by means of separate accounts ("Separate Accounts"). With respect to the
Fund,  UBS Global AM  (Americas)  may follow a strategy  that is  expected to be similar over time to that delivered by the Separate  Accounts.  The Fund and the
Separate  Account  Clients are subject to independent  management and, given the independence in the implementation of advice to these accounts,  there can be no assurance  that  such  investment  advice  will be  implemented  simultaneously.
Neither UBS Global AM (Americas) nor its affiliates will know when advice issued has been  executed (if at all) and, if so, to what  extent.  While each will use reasonable  endeavors to procure  timely  execution,  it is possible  that prior execution for or on behalf of the Separate  Accounts could adversely  affect the prices and  availability of the securities,  currencies and instruments in which the Fund invests.

Other Potential  Conflicts  Relating to the Management of the Fund by UBS Global
AM Potential  Restrictions  and Issues Relating to Information Held by UBS. From
time to time and subject to UBS Global AM's  policies and  procedures  regarding information barriers, UBS Global AM may consult with personnel in other areas of
UBS, or with persons  unaffiliated  with UBS. The performance by such persons of obligations  related to their consultation with personnel of UBS Global AM could conflict  with their areas of primary  responsibility  within UBS or  elsewhere.
There will be no  obligation  on the part of such persons to make  available for use by the Fund any  information  or  strategies  known to them or  developed in connection with their own client,  proprietary or other activities. In addition,
UBS will be under no obligation to make available any research or analysis prior to its public dissemination.

In connection  with its management of the Fund, UBS Global AM may have access to certain fundamental  analysis and proprietary  technical models developed by UBS
Global AM or its affiliates (including UBS). UBS Global AM will not be under any obligation,  however, to effect transactions on behalf of the Fund in accordance with such analysis and models. In addition, neither UBS Global AM nor any of its affiliates  (including  UBS)  will have any  obligation  to make  available  any information  regarding  their  proprietary  activities  or  strategies,  or  the activities  or  strategies  used for other  accounts  managed  by them,  for the benefit of the management of the Fund and it is not anticipated  that UBS Global
AM will have access to such  information  for the purpose of managing  the Fund.
The  proprietary  activities  or portfolio  strategies  of UBS Global AM and its affiliates  (including  UBS) or the  activities or strategies  used for accounts managed by them or other client  accounts could  conflict with the  transactions and strategies employed by UBS Global AM (Americas), and have adverse effects on the Fund.

Potential Conflicts Relating to UBS' and UBS Global AM's Proprietary  Activities
and Activities on Behalf of Other  Accounts.  Transactions  undertaken by UBS or client  accounts  managed by UBS ("Client  Accounts")  may adversely  impact the
Fund. UBS and one or more Client  Accounts may buy or sell  positions  while the
Fund is undertaking  the same or a differing,  including  potentially  opposite, strategy, which could disadvantage the Fund. For example, the Fund may establish a short  position in a security  and UBS or other  Client  Accounts may buy that same security. The subsequent purchase may result in an increase of the price of the underlying position in the short sale exposure of the Fund and such increase in  price  would  be to the  Fund's  detriment.  Conversely,  the Fund may buy a security and UBS or Client  Accounts may establish a short position in that same security. The subsequent short sale may result in impairment of the price of the security  which the Fund  holds.  Conflicts  may also  arise  because  portfolio decisions  regarding  the Fund may benefit  UBS or other  Client  Accounts.  For example, the sale of a long position or establishment of a short position by the
Fund may impair  the price of the same  security  sold  short by (and  therefore benefit)  UBS or other  Client  Accounts,  and the  purchase  of a  security  or covering of a short position in a security by the Fund may increase the price of the same security held by (and therefore benefit) UBS or other Client Accounts.

The directors,  officers and employees of UBS and UBS Global AM may buy and sell securities  or other  investments  for their own  accounts  or for seed  capital accounts  (including through investment funds managed by UBS and UBS Global AM).
As a result of  differing  trading and  investment  strategies  or  constraints, positions may be taken by directors,  officers and employees  that are the same, different from or made at different  times than positions taken for the Fund. To reduce the possibility  that the Fund will be materially  adversely  affected by the personal or  proprietary  trading  described  above,  the Fund,  UBS and UBS
Global AM, has  established  policies and  procedures  that restrict  securities trading in the  personal  accounts of  investment  professionals  and others who normally come into  possession  of  information  regarding the Fund's  portfolio transactions.  Please see the section entitled  "Personal  trading policies" for more detailed information regarding these policies and procedures.

Gifts and Entertainment. From time to time, directors, officers and employees of
UBS and UBS Global AM may  receive  gifts  and/or  entertainment  from  clients, intermediaries,  or service  providers to the Fund, UBS and UBS Global AM, which could have the appearance of affecting or may potentially affect the judgment of the  directors,  officers  and  employees  or the manner in which  they  conduct business on behalf of the Fund,  UBS and UBS Global AM. To reduce the appearance of impropriety  and the  possibility  that the Fund may be materially  adversely affected by such gifts and entertainment, UBS and UBS Global AM have established policies and  procedures  that  restrict the receipt of gifts and  entertainment from clients, intermediaries, or service providers to the Fund.

UBS May In-Source or Outsource.  Subject to applicable  law, UBS,  including UBS
Global AM, may from time to time and without  notice to  investors  in-source or outsource  certain  processes  or  functions  in  connection  with a variety  of services that it provides to the Fund in its administrative or other capacities.
Such  in-sourcing  or  outsourcing  may give  rise to  additional  conflicts  of interest.

Selection of Brokers and Dealers and Commission Rates

UBS Global Asset Management utilizes a common portfolio and trading platform for its clients.  Certain investment professionals and other employees of UBS Global
AM are  officers of  advisory  affiliates  and  related  persons and may provide investment advisory services to clients of such affiliated entities.  UBS Global
AM's personnel also provide research and trading support to personnel of certain advisory affiliates. Research-related costs may be shared by advisory affiliates and related  persons and may  benefit the clients of such  advisory  affiliates.
Since  research  services  are shared  between  UBS  Global AM and its  advisory affiliates,  UBS Global AM and its advisory  affiliates  maintain an  aggregated soft dollar budget.  Therefore,  research  services that benefit UBS Global AM's clients may be paid for with  commissions  generated  by clients of its advisory affiliates.  Similarly,  research services paid for by commissions  generated by
UBS Global AM's clients may benefit advisory  affiliates and their clients.  UBS
Global AM does not allocate the relative costs or benefits of research  received from brokers or dealers  among its clients  because UBS Global AM believes  that the research  received is, in the  aggregate,  of assistance  in fulfilling  UBS
Global AM's overall responsibilities to its clients. The research may be used in connection with the management of accounts other than those for which trades are executed by the brokers or dealers providing the research.  For example,  equity research may be used for fixed income funds and accounts.

Potential Regulatory Restrictions on Investment Adviser Activity

From time to time,  the  activities  of the Fund may be  restricted  because  of regulatory  requirements applicable to UBS and/or its internal policies designed to  comply  with,  limit  the  applicability  of,  or  otherwise  relate to such requirements.  A client not advised by UBS would not be subject to some of those considerations.  There may be  periods  when UBS Global AM may not  initiate  or recommend certain types of transactions,  or may otherwise restrict or limit its advice with respect to certain securities or instruments issued by or related to companies for which UBS is performing investment banking, market making or other services or has  proprietary  positions or otherwise has come into possession of material inside information. For example, when UBS is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the
Fund may be prohibited  from or limited in  purchasing or selling  securities of that company. Similar situations could arise if UBS personnel serve as directors of companies the  securities  of which the Fund wishes to purchase or sell.  The larger UBS Global AM's investment  advisory  business and UBS'  businesses,  the larger the potential that these restricted list policies will impact  investment transactions.  However,  if permitted by  applicable  law, the Fund may purchase securities or  instruments  that are issued by such companies or are the subject of an underwriting,  distribution, or advisory assignment by UBS, or in cases in which UBS personnel are directors or officers of the issuer.

The  investment  activities of UBS for its  proprietary  accounts and for Client
Accounts may also limit the  investment  strategies  and rights of the Fund. For example, in regulated industries,  in certain emerging or international markets, in corporate and regulatory  ownership  definitions,  and in certain futures and derivative  transactions,  there  may be  limits  on  the  aggregate  amount  of investment by affiliated investors that may not be exceeded without the grant of a license or other  regulatory or corporate  consent or, if exceeded,  may cause
UBS,  the Fund or other  Client  Accounts  to suffer  disadvantages  or business restrictions.  If certain aggregate ownership  thresholds are reached or certain transactions  undertaken,  the ability of UBS Global AM on behalf of the Fund to purchase or dispose of  investments,  or exercise  rights or undertake  business transactions,  may be  restricted  by  regulation  or otherwise  impaired.  As a result,  UBS Global AM on behalf of the Fund may limit purchases,  sell existing investments,  or otherwise  restrict or limit the exercise of rights  (including voting rights) when UBS Global AM, in its sole discretion, deems it appropriate.

UBS Global AM and its affiliates,  including,  without  limitation,  UBS and its advisory  affiliates,  have  proprietary  interests in, and may manage or advise with respect to, accounts or funds (including separate accounts, other funds and collective investment vehicles) that have investment objectives similar to those of the Fund and/or that engage in  transactions in the same types of securities, currencies  and  instruments  as the Fund. UBS and its affiliates are also major participants in the global currency, equities, swap and fixed income markets, in each case both on a  proprietary  basis and for the  accounts of  customers.  As such, UBS and its affiliates may be actively engaged in transactions in the same securities,  currencies,  and  instruments  in  which  the  Fund  invests.  Such
activities   could  affect  the  prices  and  availability  of  the  securities, currencies,  and  instruments  in which the Fund  invests,  which  could have an adverse impact on the Fund's  performance.  Such  transactions,  particularly in respect  of most  proprietary  accounts  or client  accounts,  will be  executed independently of the Fund's transactions and thus at prices or rates that may be more or less  favorable  than  those  obtained  by the Fund.  UBS  Global AM has developed policies and procedures  consistent with regulatory  requirements that provide that it will  allocate  investment  opportunities  and make purchase and sale  decisions  among the Fund and other  client  accounts  in a manner that it considers,  in its sole discretion and consistent with its fiduciary  obligation to each account, to be reasonable.  Allocations may be based on numerous factors and may not always be pro rata based. Thus, this system may adversely affect the size or price of the assets purchased or sold for the Fund.

The results of the Fund's investment  activities may differ  significantly  from the results  achieved by UBS Global AM and its affiliates for their  proprietary accounts  or  other  accounts  (including  investment  companies  or  collective investment  vehicles) managed or advised by them. It is possible that UBS Global
AM and its affiliates and such other  accounts will achieve  investment  results that are  substantially  more or less favorable than the results achieved by the
Fund. Moreover,  it is possible that the Fund will sustain losses during periods in which UBS Global AM and its affiliates achieve  significant  profits on their trading for proprietary or other accounts. The opposite result is also possible.

The  investment  activities  of UBS  Global  AM and  its  affiliates  for  their proprietary  accounts and  accounts  under their  management  may also limit the investment  opportunities  for the Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

From time to time,  the  Fund's  activities  may also be  restricted  because of regulatory restrictions  applicable to UBS Global AM and its affiliates,  and/or their internal policies designed to comply with such restrictions.  As a result, there may be periods,  for example,  when UBS Global AM, and/or its  affiliates, will not  initiate  or  recommend  certain  types  of  transactions  in  certain securities  or  instruments  with  respect  to which UBS  Global  AM and/or  its affiliates  are  performing  services or when position  limits have been reached where such  securities  or  instruments  otherwise  would have been  permissible investments for the Fund. Additionally,  the Fund or accounts may be licensed to trade  securities or engage in transactions in certain  jurisdictions  while the
Fund or other accounts are not licensed.

In addition,  certain  officers and certain  employees of UBS Global AM are also officers or  employees  of UBS, or its  affiliated  entities.  As a result,  the performance by these  officers and employees of their  obligations to such other entities may be a consideration of which investors in the Fund should be aware.

UBS Global AM may enter into transactions and invest in securities,  instruments and  currencies  on behalf of the Fund where  customers of UBS or, to the extent permitted  by the SEC,  UBS itself,  serves as the  counterparty,  principal  or issuer. In such cases, such party's interests in the transaction will be adverse to the  interests  of the Fund,  and such party may have no  incentive to assure that the Fund obtains the best possible  prices or terms in connection  with the transaction.  In addition, the purchase, holding and sale of such investments by the Fund may enhance the  profitability of UBS Global AM and/or UBS. UBS and its affiliates may also create,  write or issue  Derivatives for customers of UBS or its affiliates,  the underlying  securities,  currencies or instruments of which may be those in which the Fund invests or which may be based on the  performance of the Fund. The Fund may, subject to applicable law, purchase  investments that are  the  subject  of an  underwriting  or  other  distribution  by  UBS  or its affiliates and may also enter into transactions with other clients of UBS Global
AM or its affiliates where such other clients have interests adverse to those of the Fund. At times,  these  activities may cause UBS Global AM or its affiliates to give advice to clients that may cause these  clients to take actions  adverse to the  interests  of  the  Fund.  To the  extent  affiliated  transactions  are permitted,  the Fund will deal with UBS Global AM, UBS and its  affiliates on an arms-length  basis. UBS Global AM or UBS may also have an ownership  interest in certain trading or information  systems used by the Fund. The Fund's use of such trading or information  systems may enhance the  profitability  of UBS Global AM and its affiliates.

It is also  possible  that,  from  time to  time,  UBS  Global  AM or any of its affiliates  may,  although they are not required to, purchase and hold shares of the Fund.  Increasing the Fund's assets may enhance  investment  flexibility and diversification and may contribute to economies of scale that tend to reduce the
Fund's  expense  ratio.  UBS Global AM and its  affiliates  reserve the right to redeem at any time some or all of the shares of the Fund  acquired for their own accounts.  A large  redemption  of  shares  of the Fund by UBS  Global AM or its affiliates  could  significantly  reduce the asset size of the Fund, which might
have  an  adverse  effect  on  the  Fund's  investment  flexibility,   portfolio
diversification,  expense ratio and may result in significant transaction costs.
UBS  Global AM will  consider  the effect of  redemptions  on the Fund and other shareholders in deciding whether and when to redeem its shares.

It is possible that the Fund may invest in  securities  of companies  with which
UBS has or is trying to  develop  investment  banking  relationships  as well as securities  of  entities in which UBS Global AM or UBS has  significant  debt or equity  investments or in which UBS makes a market.  The Fund also may invest in securities  of  companies  to which UBS Global AM or UBS provides or may someday provide research  coverage.  Such investments  could cause conflicts between the interests  of the Fund and the  interests of other UBS Global AM or UBS clients.
In making  investment  decisions for the Fund, UBS Global AM is not permitted to obtain  or  use  material  non-public  information  acquired  by  any  division, department or affiliate of UBS Global AM in the course of these  activities.  In addition, from time to time, UBS' activities may limit the Fund's flexibility in purchases and sales of  securities.  When UBS is engaged in an  underwriting  or other  distribution of securities of an entity,  UBS Global AM may be prohibited from  purchasing  or  recommending  the purchase of certain  securities  of that entity for the Fund.

Present and future  activities of UBS Global AM and its affiliates,  in addition to those  described in this section,  may give rise to  additional  conflicts of interest.

UBS Global AM  (Americas)  may buy for the Fund  securities  or  obligations  of issuers in which UBS or other funds or  accounts  have made,  or are making,  an investment  in  securities  or  obligations  that are  subordinate  or senior to securities of the Fund. For example,  the Fund may invest in debt  securities of an issuer at the same time that UBS or other funds or accounts are investing, or currently have an investment,  in equity  securities of the same issuer.  To the extent that the issuer experiences financial or operational challenges which may impact the price of its  securities  and its  ability  to meet its  obligations, decisions by UBS (including  UBS Global AM (Americas))  relating to what actions to be taken may also raise  conflicts of interests  and UBS may take actions for certain accounts that have negative impacts on other advisory accounts.

While UBS Global AM (Americas)  will make proxy voting  decisions as it believes appropriate  and in accordance  with UBS Global AM's  policies  designed to help avoid  conflicts  of  interest,  proxy  voting  decisions  made by UBS Global AM
(Americas) with respect to the Fund's  portfolio  securities may have the effect of favoring the interests of other  clients or businesses of other  divisions or units of UBS. UBS Global AM's proxy voting policy is discussed in more detail in the section entitled "Proxy voting policies."

As a  registered  investment  adviser  under the  Advisers  Act,  UBS  Global AM
(Americas)  is  required  to file a Form  ADV  with  the  SEC.  Form ADV Part II contains  information about assets under management,  types of fee arrangements, types of  investments,  potential  conflicts  of  interest,  and other  relevant information  regarding UBS Global AM (Americas).  A copy of Part I of UBS Global
AM    (Americas)'s    Form   ADV   is   available    on   the   SEC's    website
(www.adviserinfo.sec.gov).  A copy of Part II of UBS Global AM (Americas)'s Form
ADV is available upon request.

Performance calculations

From time to time, performance  information,  such as yield or total return, may be quoted in  advertisements  or in  communications  to present  or  prospective shareholders.  Performance  quotations represent the Fund's past performance and should not be considered as representative of future results.  The current yield will be calculated by dividing the net investment income earned per share by the
Fund during the period stated in the  advertisement  (based on the average daily number of shares entitled to receive dividends outstanding during the period) by the  maximum  net  asset  value  per  share on the last  day of the  period  and annualizing the result on a semiannual compounded basis. The Fund's total return may be  calculated  on an annualized  and  aggregate  basis for various  periods
(which  periods  will be stated in the  advertisement).  Average  annual  return reflects the average percentage change per year in value of an investment in the
Fund.  Aggregate  total  return  reflects the total  percentage  change over the stated period.

To help  investors  better  evaluate how an investment in the Fund might satisfy their investment objectives, advertisements regarding the Fund may discuss yield or total return as reported by various  financial  publications.  Advertisements may also  compare  yield or total  return  to  other  investments,  indices  and averages. The following  publications,  benchmarks,  indices and averages may be used:  Lipper Mutual Fund  Performance  Analysis;  Lipper Fixed Income Analysis;
Lipper Mutual Fund Indices; Morgan Stanley Capital International Indices; Lehman
Brothers Indices;  Salomon Smith Barney Indices;  Dow Jones Composite Average or
its  component  indices;  Standard  & Poor's  500 Stock  Index or its  component indices;  Russell  Indices;  Wilshire  Indices;  The  New  York  Stock  Exchange
composite or  component  indices;  CDA Mutual Fund  Report;  Weisenberger-Mutual
Funds  Panorama  and  Investment  Companies;  Mutual Fund Values and Mutual Fund
Service Book, published by Morningstar,  Inc.;  comparable portfolios managed by the Advisor;  and financial  publications,  such as Business  Week,  Kiplinger's
Personal Finance,  Financial World, Forbes,  Fortune,  Money Magazine,  The Wall
Street Journal,  Barron's et al., which rate fund  performance over various time periods.

The  principal  value of an investment  in the Fund will  fluctuate,  so that an investor's shares, when redeemed,  may be worth more or less than their original cost.  Any fees charged by banks or other  institutional  investors  directly to their  customer  accounts in connection  with  investments in shares of the Fund will not be included in the Fund's calculations of yield or total return.

Performance  information for the various classes of shares of the Fund will vary due to the effect of expense ratios on the performance calculations.

Financial statements and report of independent registered public accounting firm

Because the Fund is new,  financial  statements  are not yet  available  for the
Fund.

Appendix A--Debt ratings

Description of Moody's municipal bond ratings

Aaa. Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest  degree of investment  risk and are generally  referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change,  such changes as can be  visualized  are most  unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all  standards.
Together  with the Aaa group  they  comprise  what are  generally  known as high grade.  They are rated lower than the best bonds  because  margins of protection may not be as large as in Aaa securities or  fluctuation of protective  elements may be of greater  amplitude or there may be other  elements  present which make the long term risk appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment  attributes and are to be considered as upper-medium-grade  obligations.  Factors giving security to principal  and interest  are  considered  adequate,  but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither  highly  protected  nor poorly  secured.  Interest  payment and principal  security  appear  adequate  for the present  but  certain  protective elements may be lacking or may be  characteristically  unreliable over any great length of time. Such bonds lack outstanding  investment  characteristics  and in fact have speculative characteristics as well.

Ba.  Bonds  which are rated Ba are judged to have  speculative  elements;  their future cannot be considered as  well-assured.  Often the  protection of interest and  principal  payments may be very  moderate and thereby not well  safeguarded during  both  good  and bad  times  over the  future.  Uncertainty  of  position characterizes bonds in this class.

B. Bonds  which are rated B  generally  lack  characteristics  of the  desirable investment.  Assurance of interest and principal  payments or of  maintenance of other terms of the contract over any long period of time may be small.

Caa.  Bonds  which are rated Caa are of poor  standing.  Such  issues  may be in default or there may be present  elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent  obligations  which are  speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest  rated  class of bonds,  and issues so rated can be regarded as having  extremely  poor prospects of ever attaining any real investment standing.

Note:  Moody's  also  supplies  numerical  indicators,  1,  2  and  3 to  rating categories.  The  modifier 1 indicates  the security is in the higher end of its rating category,  the modifier 2 indicates a mid-range ranking, and the modifier
3 indicates a ranking toward the lower end of that rating category.

Description of S&P municipal debt ratings

AAA.  An  obligation  rated AAA has the  highest  rating  assigned  by S&P.  The obligor's  capacity  to meet  its  financial  commitment  on the  obligation  is extremely strong.

AA. An obligation  rated AA differs from the highest rated  obligations  only in small  degree.  The obligor's  capacity to meet its financial  commitment on the obligation is very strong.

A. An obligation  rated A is somewhat more susceptible to the adverse effects of changes in  circumstances  and economic  conditions  than  obligations in higher rated  categories.  However,  the  obligor's  capacity  to  meet  its  financial commitment on the obligation is still strong.

BBB. An obligation rated BBB exhibits adequate protection  parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened  capacity  of the  obligor to meet its  financial  commitment  on the obligation.

BB, B, CCC,  CC, C, D.  Obligations  rated BB, B, CCC, CC and C are  regarded as having significant speculative characteristics. BB indicates the least degree of speculation  and C the  highest.  While such  obligations  will likely have some quality  and  protective  characteristics,  these  may be  outweighed  by  large uncertainties or major exposures to adverse conditions.

BB.  An  obligation  rated  BB is  less  vulnerable  to  nonpayment  than  other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse  business,  financial,  or economic  conditions  which could lead to the
obligor's   inadequate  capacity  to  meet  its  financial   commitment  on  the
obligation.

B. An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial  commitment on the obligation.  Adverse  business,  financial,  or economic  conditions will likely  impair the  obligor's  capacity  or  willingness  to meet its  financial commitment on the obligation.

CCC. An  obligation  rated CCC is  currently  vulnerable  to  nonpayment  and is dependent upon  favorable  business,  financial and economic  conditions for the obligor to meet its  financial  commitment  on the  obligation.  In the event of adverse business,  financial, or economic conditions,  the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC. An obligation rated CC is currently highly vulnerable to nonpayment.

C. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D. An obligation  rated D is in payment  default.  The D rating category is used when  payments  on an  obligation  are not  made  on the  date  due  even if the applicable grace period has not expired,  unless S&P believes that such payments will be made during such grace  period.  The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

CI. The rating CI is  reserved  for income  bonds on which no  interest is being paid.

Plus (+) or Minus (-):  The  ratings  from "AA" to "CCC" may be  modified by the addition  of a plus or minus  sign to show  relative  standing  within the major rating categories.

Description of Moody's ratings of short-term obligations

There are three categories for short-term  obligations that define an investment grade situation.  These are designated  Moody's  Investment Grade as MIG 1 (best quality)  through  MIG-3.  Short-term  obligations  of  speculative  quality are designated SG.

In the case of variable rate demand obligations  (VRDOs), a two-component rating is assigned.  The first  element  represents an evaluation of the degree of risk associated  with  scheduled  principal  and  interest  payments,  and the  other represents  an  evaluation  of the  degree of risk  associated  with the  demand feature.

The short-term  rating assigned to the demand feature of a VRDO is designated as
VMIG.  When either the long- or short-term  aspect or a VRDO is not rated,  that piece is designated NR, e.g.  Aaa/NR or NR/VMIG 1. MIG ratings  terminate at the retirement of the obligation,  while a VMIG rating expiration will be a function of each issue's specific structural or credit features.

MIG-1/VMIG-1.  This  designation  denotes best quality.  There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2.  This designation denotes high quality.  Margins or protection are ample although not so large as in the preceding group.

MIG-3/VMIG-3.  This designation  denotes favorable  quality.  Liquidity and cash flow  protection may be narrow and market access for refinancing is likely to be less well established.

SG. This  designation  denotes  speculative  quality.  Debt  Instruments in this category lack margins of protection.

Description of S&P's ratings of state and municipal  notes and other  short-term loans:

A S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating.  Notes maturing  beyond 3 years will most likely receive a long-term  debt rating.  The following criteria will be used in making the assessment.

     -    Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

     -    Source of payment (the more  dependent  the issue is on the market for its refinancing, the more likely it will be treated as a note).

SP-1.  Strong  capacity to pay  principal  and  interest.  Issues  determined to possess very strong characteristics are given a plus (+) designation.

SP-2.   Satisfactory   capacity  to  pay   principal   and  interest  with  some
vulnerability  to adverse  financial  and economic  changes over the term of the notes.

SP-3. Speculative capacity to pay principal and interest.

Description of short-term debt commercial paper ratings

Moody's  short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations.  These obligations have an original maturity not exceeding one year, unless  explicitly noted.  Moody's employs the following three designations,  all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1.  Issuers (or supporting institutions) assigned this highest rating have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment  ability  will often be evidenced  by the  following  characteristics:
Leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset  protection;  broad  margins in earnings  coverage of fixed financial charges and high internal cash generation;  well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2. Issuers (or supporting institutions) assigned this rating have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings  trends and  coverage  ratios,  while  sound,  will be more  subject to variation. Capitalization characteristics,  while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3.  Issuers  (or  supporting  institutions)  assigned  this rating have an acceptable capacity for repayment of senior short-term  obligations.  The effect of  industry  characteristics  and market  composition  may be more  pronounced.
Variability in earnings and  profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

Not prime.  Issuers  assigned  this  rating do not fall  within any of the Prime rating categories.

Commercial paper rated by S&P have the following characteristics:

A-1. A short-term  obligation rated A-1 is rated in the highest category by S&P.
The  obligor's  capacity to meet its financial  commitment on the  obligation is strong.  Within this category,  certain  obligations  are designated with a plus sign (+).  This  indicates  that the  obligor's  capacity to meet its  financial commitment on these obligations is extremely strong.

A-2. A  short-term  obligation  rated A-2 is somewhat  more  susceptible  to the adverse  effects  of changes  in  circumstances  and  economic  conditions  than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3. A short-term obligation rated A-3 exhibits adequate protection  parameters.
However,  adverse economic conditions or changing  circumstances are more likely to lead to a weakened  capacity of the obligor to meet its financial  commitment on the obligation.

B. A short-term obligation rated B is regarded as having significant speculative characteristics.  The obligor  currently  has the capacity to meet its financial commitment on the  obligation;  however,  it faces major  ongoing  uncertainties which could lead to the  obligor's  inadequate  capacity  to meet its  financial commitments on the obligation.

C. A short-term  obligation rated C is currently vulnerable to nonpayment and is dependent upon  favorable  business,  financial and economic  conditions for the obligor to meet its financial commitment on the obligation.

D. A short-term  obligation rated D is in payment default. The D rating category is used when payments on an obligation  are not made on the date due even if the applicable grace period has not expired,  unless S&P believes that such payments will be made during such grace  period.  The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch  Ratings  Service  describes  international  long-term  credit  ratings as follows:

Investment grade

AAA.  Highest credit  quality.  `AAA' ratings  denote the lowest  expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for payment of financial  commitments.  This  capacity is highly  unlikely to be adversely affected by foreseeable events.

AA. Very high credit  quality.  `AA'  ratings  denote  expectations  of very low credit  risk.  They  indicate  very strong  capacity  for  payment of  financial commitments.  This  capacity  is not  significantly  vulnerable  to  foreseeable events.

A. High credit quality.  `A' ratings denote expectations of low credit risk. The capacity  for  payment of  financial  commitments  is  considered  strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB.  Good credit  quality.  `BBB'  ratings  indicate  that there are  currently expectations  of  low  credit  risk.  The  capacity  for  payment  of  financial commitments  is considered  adequate but adverse  changes in  circumstances  and economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

Speculative Grade

BB.  Speculative.  `BB' ratings  indicate that there is a possibility  of credit risk  developing,  particularly  as the result of adverse  economic  change over time;  however,  business or  financial  alternatives  may be available to allow financial  commitments  to be met.  Securities  rated in this  category  are not investment grade.

B. Highly speculative.

o For issuers and performing obligations,  `B' ratings indicate that significant credit  risk is  present,  but a limited  margin of  safety  remains.  Financial commitments are currently being met; however,  capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

o For individual  obligations,  `B' ratings may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of `RR1' (outstanding).

CCC

o For issuers and performing obligations, `CCC' ratings indicate that default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

o For individual obligations, `CCC' ratings may indicate distressed or defaulted
obligations   with  potential  for  average  to  superior  levels  of  recovery.
Differences  in credit quality may be denoted by plus/minus  distinctions.  Such obligations typically would possess a Recovery Rating of `RR2' (superior), `RR3'
(good) or `R4' (average).

CC

o For issuers and performing obligations,  `CC' ratings indicate that default of some kind appears probable.

o For individual obligations,  `CC' ratings may indicate distressed or defaulted obligations with a Recovery Rating of `RR4' (average) or `RR5' (below average).

C

o For issuers and performing  obligations,  `C' ratings indicate that default is imminent.

o For individual  obligations,  `C' ratings may indicate distressed or defaulted
obligations  with  potential  for   below-average   to  poor  recoveries.   Such
obligations would possess a Recovery Rating of `RR6' (poor).

RD.  Indicates  an entity  that has  failed  to make due  payments  (within  the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D.  Indicates an entity or sovereign  that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

-    failure of an obligor to make timely payment of principal  and/or  interest under the contractual terms of any financial obligation;

-    the bankruptcy filings, administration,  receivership, liquidation or other winding-up or cessation of business of an obligor; or

-    the distressed or other coercive exchange of an obligation, where creditors were  offered  securities  with  diminished  structural  or economic  terms compared with the existing obligation.

Note:  The modifiers  "+" or "-" may be appended to a rating to denote  relative status within major rating categories.  Such suffixes are not added to the `AAA'
Long-term rating category,  to categories below `CCC', or to short-term  ratings other than `F1'.  (The +/-  modifiers  are only used to denote issues within the
CCC category, whereas issuers are only rated CCC without the use of modifiers.)

The UBS Funds
UBS Tax Free Short-Intermediate Bond Fund
Statement of Additional Information

[____________], 2008

You  should  rely  only  on the  information  contained  or  referred  to in the
Prospectus  and  this  Statement  of  Additional  Information.  The Fund and its
principal underwriter have not authorized anyone to provide you with information that is different.  The Prospectus and this Statement of Additional  Information are not an offer to sell shares of the Fund in any  jurisdiction  where the Fund or its principal underwriter may not lawfully sell those shares.

INSERT UBS LOGO]
(C)2008 UBS Global Asset Management (Americas) Inc.

                                  THE UBS FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)  Articles of Incorporation.

     (1)  Certificate of Trust of the Registrant  dated August 9, 1993, as filed with the Office of the  Secretary of State of the State of Delaware on
          August 13, 1993, is incorporated herein by reference to Post-Effective
          Amendment No. 21 to Registrant's  Registration  Statement on Form N-1A
          (Nos.  33-47287 and  811-6637) as filed  electronically  with the U.S.
          Securities and Exchange Commission (the "SEC") on September 15, 1998.

          (i)  Amendment  to  Certificate  of  Trust  dated  February  15,  2002 changing  the  Trust's  name to The UBS  Funds,  is  incorporated herein  by  reference  to  Post-Effective  Amendment  No.  39  to
               Registrant's  Registration  Statement on Form N-1A (Nos. 33-47287
               and 811-6637) as filed  electronically  with the SEC on September
               30, 2002.

     (2)  Amended  and  Restated   Agreement  and   Declaration  of  Trust  (the
          "Declaration") effective as of September 28, 2004, as amended March 8,
          2007, is incorporated  herein by reference to Post Effective Amendment
          No. 55 to  Registrant's  Registration  Statement  on Form  N-1A  (Nos.
          33-47287 and 811-06637) as filed  electronically with the SEC on April
          10, 2007.

(b)  By-Laws.

     (1)  By-Laws of The UBS Funds  (f/k/a The Brinson  Funds)  dated  August 9,
          1993, are incorporated herein by reference to Post-Effective Amendment
          No. 17 to  Registrant's  Registration  Statement  on Form  N-1A  (Nos.
          33-47287 and 811-6637) as filed  electronically with the SEC on August
          29, 1996.

          (i)  Amendment  to the  By-Laws  dated  July 1,  2002 is  incorporated herein  by  reference  to  Post-Effective  Amendment  No.  37  to
               Registrant's  Registration  Statement on Form N-1A (Nos. 33-47287
               and  811-6637) as filed  electronically  with the SEC on July 19,
               2002.

(c)  Instruments Defining Rights of Security Holders.

     (1)  Form of Specimen Share  Certificate  of The UBS Funds is  incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's
          Registration  Statement on Form N-1A (Nos.  33-47287 and  811-6637) as
          filed electronically with the SEC on September 15, 1998.

     (2)  The rights of security  holders of the Registrant are further  defined in the following sections of the Registrant's  By-Laws and Declaration and  are  herein  incorporated  by  reference  to  such  documents  as applicable:

          (i)  By-Laws.

               Article II - "Meeting of Shareholders."

          (ii) Declaration.

               Article  III - "Shares"  and  Article V -  "Shareholders'  Voting
               Powers and Meetings."

(d)  Investment Advisory Contracts.

     (1)  Investment  Advisory  Agreement  dated July 1, 2002 between UBS Global
          Asset Management (Americas) Inc. (the "Advisor") and the Registrant on
          behalf of the UBS Global  Allocation  Fund is  incorporated  herein by
          reference  to   Post-Effective   Amendment  No.  39  to   Registrant's
          Registration  Statement on Form N-1A (Nos.  33-47287 and  811-6637) as
          filed electronically with the SEC on September 30, 2002.

          (i)  Amendment  dated July 1, 2004 to  Investment  Advisory  Agreement dated July 1, 2002  between  the Advisor  and the  Registrant  on behalf of the UBS Global  Allocation Fund is incorporated  herein by reference to  Post-Effective  Amendment No. 43 to Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on October 28, 2004.

     (2)  Investment  Advisory  Agreement dated July 1, 2002 between the Advisor and  the  Registrant  on  behalf  of  the  UBS  Global  Bond  Fund  is incorporated herein by reference to Post-Effective Amendment No. 39 to
          Registrant's  Registration  Statement on Form N-1A (Nos.  33-47287 and
          811-6637) as filed electronically with the SEC on September 30, 2002.

          (i)  Amendment  dated July 1, 2004 to  Investment  Advisory  Agreement dated July 1, 2002  between  the Advisor  and the  Registrant  on behalf  of the UBS  Global  Bond Fund is  incorporated  herein by reference  to  Post-Effective  Amendment  No. 43 to  Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on October 28, 2004.

     (3)  Investment Advisory Agreement dated April 25, 1995 between the Advisor and the  Registrant  on behalf of the UBS  International  Equity  Fund
          (f/k/a Global (Ex-U.S.) Equity Fund and Brinson Non-U.S.  Equity Fund)
          is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and
          811-6637) as filed electronically with the SEC on September 15, 1998.

          (i)  Certificate of the Secretary and  resolutions  redesignating  the
               Global (Ex-U.S.) Equity Fund as the International Equity Fund are
               incorporated herein by reference to Post-Effective  Amendment No.
               33 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               December 7, 2000.

          (ii) Amendment  dated July 1, 2004 to  Investment  Advisory  Agreement dated April 25, 1995  between the Advisor and the  Registrant  on behalf  of the UBS  International  Equity  Fund  is  incorporated herein  by  reference  to  Post-Effective  Amendment  No.  43  to
               Registrant's  Registration  Statement on Form N-1A (Nos. 33-47287
               and 811-6637) as filed electronically with the SEC on October 28,
               2004.

     (4)  Amended  Investment  Advisory Agreement dated July 1, 2002, as amended
          July 1,  2003  and  January  1,  2004,  between  the  Advisor  and the
          Registrant  on behalf of the UBS Global  Equity  Fund is  incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant's
          Registration  Statement on Form N-1A (Nos.  33-47287 and  811-6637) as
          filed electronically with the SEC on October 28, 2004.

     (5)  Investment  Advisory  Agreement dated July 1, 2002 between the Advisor and the  Registrant  on behalf of the UBS U.S.  Large Cap Equity  Fund
          (f/k/a UBS U.S.  Equity Fund) is  incorporated  herein by reference to
          Post-Effective Amendment No. 39 to Registrant's Registration Statement
          on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

          (i)  Amendment   dated  February  17,  2004  to  Investment   Advisory
               Agreement  dated  July  1,  2002  between  the  Advisor  and  the
               Registrant on behalf of the UBS U.S. Large Cap Equity Fund (f/k/a
               UBS U.S.  Equity  Fund) is  incorporated  herein by  reference to
               Post-Effective  Amendment  No.  43 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on October 28, 2004.

          (ii) Amendment  dated July 1, 2004 to  Investment  Advisory  Agreement dated July 1, 2002  between  the Advisor  and the  Registrant  on behalf of the UBS U.S.  Large Cap  Equity  Fund  (f/k/a  UBS U.S.
               Equity   Fund)   is   incorporated   herein   by   reference   to
               Post-Effective  Amendment  No.  43 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on October 28, 2004.

     (6)  Investment  Advisory  Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant's
          Registration  Statement on Form N-1A (Nos.  33-47287 and  811-6637) as
          filed electronically with the SEC on September 30, 2002.

          (i)  Amendment  dated July 1, 2004 to  Investment  Advisory  Agreement dated July 1, 2002  between  the Advisor  and the  Registrant  on behalf  of the UBS  U.S.  Bond  Fund is  incorporated  herein  by reference  to  Post-Effective  Amendment  No. 43 to  Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on October 28, 2004.

     (7)  Investment  Advisory  Agreement dated July 1, 2002 between the Advisor and the  Registrant on behalf of the UBS U.S. Large Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to
          Registrant's  Registration  Statement on Form N-1A (Nos.  33-47287 and
          811-6637) as filed electronically with the SEC on September 30, 2002.

          (i)  Amendment  dated July 1, 2004 to  Investment  Advisory  Agreement dated July 1, 2002  between  the Advisor  and the  Registrant  on behalf of the UBS U.S.  Large  Cap  Growth  Fund is  incorporated herein  by  reference  to  Post-Effective  Amendment  No.  43  to
               Registrant's  Registration  Statement on Form N-1A (Nos. 33-47287
               and 811-6637) as filed electronically with the SEC on October 28,
               2004.

     (8)  Investment  Advisory  Agreement dated July 1, 2002 between the Advisor and the  Registrant on behalf of the UBS U.S. Small Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to
          Registrant's  Registration  Statement on Form N-1A (Nos.  33-47287 and
          811-6637) as filed electronically with the SEC on September 30, 2002.

          (i)  Amendment  dated July 1, 2004 to  Investment  Advisory  Agreement dated July 1, 2002  between  the Advisor  and the  Registrant  on behalf of the UBS U.S.  Small  Cap  Growth  Fund is  incorporated herein  by  reference  to  Post-Effective  Amendment  No.  43  to
               Registrant's  Registration  Statement on Form N-1A (Nos. 33-47287
               and 811-6637) as filed electronically with the SEC on October 28,
               2004.

     (9)  Investment  Advisory  Agreement dated July 1, 2002 between the Advisor
          and  the   Registrant  on  behalf  of  the  UBS  High  Yield  Fund  is incorporated herein by reference to Post-Effective Amendment No. 39 to
          Registrant's  Registration  Statement on Form N-1A (Nos.  33-47287 and
          811-6637) as filed electronically with the SEC on September 30, 2002.

          (i)  Amendment  dated July 1, 2004 to  Investment  Advisory  Agreement dated July 1, 2002  between  the Advisor  and the  Registrant  on behalf  of the UBS High  Yield  Fund is  incorporated  herein  by reference  to  Post-Effective  Amendment  No. 43 to  Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on October 28, 2004.

     (10) Investment  Advisory  Agreement  dated  December  10, 1998 between the
          Advisor  and the  Registrant  on  behalf of the UBS  Emerging  Markets
          Equity Fund is  incorporated  herein by  reference  to  Post-Effective
          Amendment No. 25 to Registrant's  Registration  Statement on Form N-1A
          (Nos.  33-47287 and 811-6637) as filed  electronically with the SEC on
          March 1, 1999.

          (i)  Form of  Certificate of the Secretary and  resolutions  restating the  Investment  Advisory  Agreement of the UBS Emerging  Markets
               Equity   Fund   are   incorporated   herein   by   reference   to
               Post-Effective  Amendment  No.  34 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on July 31, 2001.

     (11) Investment  Advisory  Agreement  dated  December  10, 1998 between the
          Advisor and the Registrant on behalf of the UBS Emerging  Markets Debt
          Fund is incorporated  herein by reference to Post-Effective  Amendment
          No. 25 to  Registrant's  Registration  Statement  on Form  N-1A  (Nos.
          33-47287 and 811-6637) as filed  electronically  with the SEC on March
          l, 1999.

          (i)  Form of  Certificate of the Secretary and  resolutions  restating the  Investment  Advisory  Agreement of the UBS Emerging  Markets
               Debt Fund is incorporated  herein by reference to  Post-Effective
               Amendment No. 34 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on July 31, 2001.

     (12) Investment  Advisory  Agreement dated May 23, 2000 between the Advisor and the  Registrant on behalf of the UBS U.S. Small Cap Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 31 to
          Registrant's  Registration  Statement on Form N-1A (Nos.  33-47287 and
          811-6637) as filed electronically with the SEC on August 29, 2000.

          (i)  Form of  Certificate of the Secretary and  resolutions  restating the  Investment  Advisory  Agreement  of the UBS U.S.  Small  Cap
               Equity   Fund   are   incorporated   herein   by   reference   to
               Post-Effective  Amendment  No.  34 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on July 31, 2001.

     (13) Investment  Advisory  Agreement dated July l, 2002 between the Advisor and the  Registrant  on behalf of the UBS U.S.  Large Cap Value Equity
          Fund (f/k/a UBS U.S.  Value  Equity  Fund) is  incorporated  herein by
          reference  to   Post-Effective   Amendment  No.  39  to   Registrant's
          Registration  Statement on Form N-1A (Nos.  33-47287 and  811-6637) as
          filed electronically with the SEC September 30, 2002.

          (i)  Amendment   dated  February  17,  2004  to  Investment   Advisory
               Agreement  dated  July  1,  2002  between  the  Advisor  and  the
               Registrant on behalf of the UBS U.S.  Large Cap Value Equity Fund
               (f/k/a UBS U.S.  Value  Equity  Fund) is  incorporated  herein by reference  to  Post-Effective  Amendment  No. 43 to  Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on October 28, 2004.

          (ii) Amendment  dated July 1, 2004 to  Investment  Advisory  Agreement dated July 1, 2002  between  the Advisor  and the  Registrant  on behalf of the UBS U.S.  Large Cap Value  Equity  Fund  (f/k/a UBS
               U.S.  Value Equity Fund) is  incorporated  herein by reference to
               Post-Effective  Amendment  No.  43 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on October 28, 2004.

     (14) Investment  Advisory  Agreement  dated  December  7, 2000  between the
          Advisor  and the  Registrant  on  behalf of the UBS U.S.  Real  Estate
          Equity Fund is  incorporated  herein by  reference  to  Post-Effective
          Amendment No. 34 to Registrant's  Registration  Statement on Form N-1A
          (Nos.  33-47287 and 811-6637) as filed  electronically with the SEC on
          July 31, 2001.

          (i)  Form of  Certificate of the Secretary and  resolutions  restating the  Investment  Advisory  Agreement of the UBS U.S.  Real Estate
               Equity Fund is incorporated herein by reference to Post-Effective
               Amendment No. 34 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on July 31, 2001.

     (15) Form of  Investment  Advisory  Agreement  between  the Advisor and the
          Registrant  on behalf of the UBS  Dynamic  Alpha Fund is  incorporated herein by reference to Post-Effective Amendment No. 42 to Registrant's
          Registration  Statement on Form N-1A (Nos.  33-47287 and  811-6637) as
          filed electronically with the SEC on October 13, 2004.

          (i)  Form of Amendment  Number One to  Investment  Advisory  Agreement
               between  the  Advisor  and the  Registrant  on  behalf of the UBS
               Dynamic  Alpha  Fund  is  incorporated  herein  by  reference  to
               Post-Effective  Amendment  No.  57 to  Registrant's  Registration
               Statement  on Form  N-1A  (Nos.33-47287  and  811-6637)  as filed electronically with the SEC on October 26, 2007.

     (16) Form of  Investment  Advisory  Agreement  between  the Advisor and the
          Registrant  on  behalf  of  the  UBS  Absolute  Return  Bond  Fund  is incorporated herein by reference to Post-Effective Amendment No. 44 to
          Registrant's  Registration  Statement on Form N-1A (Nos.  33-47287 and
          811-6637) as filed electronically with the SEC on December 21, 2004.

     (17) Investment Advisory Agreement dated March 27, 2006 between the Advisor and the  Registrant  on behalf of the UBS U.S.  Mid Cap Growth  Equity
          Fund is incorporated  herein by reference to Post-Effective  Amendment
          No. 51 to  Registrant's  Registration  Statement  on Form  N-1A  (Nos.
          33-47287 and 811-06637) as filed  electronically with the SEC on March
          27, 2006.

     (18) Form of Investment  Advisory  Agreement  dated August 14, 2006 between the Advisor and the Registrant on behalf of the UBS U.S.  Equity Alpha
          Fund is incorporated  herein by reference to Post Effective  Amendment
          No. 55 to  Registrant's  Registration  Statement  on Form  N-1A  (Nos.
          33-47287 and 811-06637) as filed  electronically with the SEC on April
          10, 2007.

     (19) Form of  Investment  Advisory  Agreement  between  the Advisor and the
          Registrant on behalf of the UBS Global  Frontier Fund is  incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant's
          Registration  Statement on Form N-1A (Nos.  33-47287 and 811-06637) as
          filed electronically with the SEC on June 22, 2007.

     (20) Form of  Investment  Advisory  Agreement  between  the Advisor and the
          Registrant on behalf of the UBS Tax Free  Short-Intermediate Bond Fund is filed herewith as Exhibit No. EX-99(d)(20).

(e)  Underwriting Contracts.

     (1)  Principal Underwriting  Contract,  dated November 5, 2001, between UBS
          Global Asset Management (US) Inc. (f/k/a Brinson  Advisors,  Inc.) and
          the Registrant is incorporated  herein by reference to  Post-Effective
          Amendment No. 37 to Registrant's  Registration  Statement on Form N-1A
          (Nos.  33-47287 and 811-6637) as filed  electronically with the SEC on
          July 19, 2002.

(f)  Bonus or Profit Sharing Contracts.

     Not Applicable.

(g)  Custodian Agreements.

     (1)  Custodial  arrangements  are  provided  under  the  Multiple  Services
          Agreement dated May 9, 1997, as amended,  between Morgan Stanley Trust
          Company  and  succeeded  by  JPMorgan  Chase  Bank  (f/k/a  The  Chase
          Manhattan  Bank),  and the  Registrant on behalf of each series of the
          Registrant  is  incorporated  herein by  reference  to  Post-Effective
          Amendment No. 25 to Registrant's  Registration  Statement on Form N-1A
          (Nos.  33-47287 and 811-6637) as filed  electronically with the SEC on
          March 1, 1999.

          (i)  Amendment  dated  May 9,  2000  relating  to Fee  Obligation  and
               Continuation of the Registrant's  Multiple Services  Agreement is
               incorporated herein by reference to Post-Effective  Amendment No.
               31 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               August 29, 2000.

          (ii) Amendment  dated May 21,  2001  relating  to the  Appointment  of
               Brinson Advisors,  Inc. to serve as administrator to the Trust is incorporated herein by reference to Post-Effective  Amendment No.
               39 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               September 30, 2002.

          (iii) Amended  Attachment A (approved  borrowers) to the  Registrant's
               Multiple Services  Agreement is incorporated  herein by reference to Post effective  Amendment No. 54 to Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287 and  811-6637),  as filed electronically with the SEC on October 27, 2006.

          (iv) Revised Schedule B3 (authorized  signatories) to the Registrant's
               Multiple Services  Agreement is incorporated  herein by reference to Post effective  Amendment No. 54 to Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287 and  811-6637),  as filed electronically with the SEC on October 27, 2006.

          (v)  Amended Schedule B1 and Schedule F to the  Registrant's  Multiple
               Services  Agreement is  incorporated  herein by reference to Post effective Amendment No. 54 to Registrant's Registration Statement
               on  Form   N-1A   (Nos.   33-47287   and   811-6637),   as  filed
               electronically with the SEC on October 27, 2006.

          (vi) Revised  Schedule  A  to  the  Registrant's   Multiple   Services
               Agreement is  incorporated  herein by reference to Post effective
               Amendment No. 53 to Registrant's  Registration  Statement on Form
               N-1A (Nos. 33-47287 and 811-6637),  as filed  electronically with the SEC on August 14, 2006.

          (vii) Amendment  dated as of April 1, 2007 to the  Securities  Lending
               Authorization  Amendment  to the Multiple  Services  Agreement is
               incorporated herein by reference to Post-Effective  Amendment No.
               56 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and 811-06637) as filed  electronically  with the SEC on
               June 22, 2007.

(h)  Other Material Contracts.

     (1)  Form of  Administration  Contract,  dated  April 1, 2006,  between UBS
          Global  Asset  Management   (Americas)  Inc.  and  the  Registrant  is
          incorporated herein by reference to Post-Effective Amendment No. 51 to
          Registrant's  Registration  Statement on Form N-1A (Nos.  33-47287 and
          811-6637) as filed electronically with the SEC on March 27, 2006.

          (i)  Amendment  to Exhibit A, dated June 24, 2007,  to  Administration
               Contract is  incorporated  herein by reference to  Post-Effective
               Amendment No. 56 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-06637) as filed  electronically with the SEC on June 22, 2007.

          (ii) Form of  Amendment  to Exhibit A to  Administration  Contract  is
               filed herewith as Exhibit No. EX-99(h)(1)(ii).

     (2)  Transfer Agency and Related Services Agreement, dated August 20, 2001, between  PFPC  Inc.  and the  Registrant  is  incorporated  herein  by
          reference  to   Post-Effective   Amendment  No.  37  to   Registrant's
          Registration  Statement on Form N-1A (Nos.  33-47287 and  811-6637) as
          filed electronically with the SEC on July 19, 2002.

          (i)  Amendment  to  Exhibit  B to  the  Transfer  Agency  and  Related
               Services  Agreement,  approved August 19, 2003, between PFPC Inc.
               and  the  Registrant  is  incorporated  herein  by  reference  to
               Post-Effective  Amendment  No.  40 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on October 28, 2003.

          (ii) Amendment  to Exhibit A, dated  June 24,  2007,  to the  Transfer
               Agency and Related Services  Agreement is incorporated  herein by reference  to  Post-Effective  Amendment  No. 56 to  Registrant's
               Registration Statement on Form N-1A (Nos. 33-47287 and 811-06637)
               as filed electronically with the SEC on June 22, 2007.

(i)  Legal Opinion.

     (1)  Legal Opinion of Stradley, Ronon, Stevens & Young, LLP is incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant's
          Registration  Statement on Form N-1A (Nos.  33-47287 and 811-06637) as
          filed electronically with the SEC on June 22, 2007.

(j)  Other Opinions.

     (1)  Consent of Ernst & Young LLP, Independent Registered Public Accounting
          Firm, is incorporated herein by reference to Post-Effective  Amendment
          No.57  to  Registrant's  Registration  Statement  on Form  N-1A  (Nos.
          33-47287  and  811-6637)  as  filed  electronically  with  the  SEC on
          December 26, 2007.

     (2)(a) Powers of  Attorney  appointing  Mark F.  Kemper,  Keith A.  Weller,
          Joseph J. Allessie, Mary Capasso,  Michael Calhoun, Stephen Fleischer,
          Eric Sanders,  Tammie Lee, Bruce G. Leto,  Mark A. Sheehan and Jana L.
          Cresswell  attorneys-in-fact  and agents to Frank K. Reilly, Walter E.
          Auch,  Edward  M.  Roob,  Adela  Cepeda  and J.  Mikesell  Thomas  are
          incorporated herein by reference to Post-Effective Amendment No. 48 to
          Registrant's  Registration  Statement on Form N-1A (Nos.  33-47287 and
          811-6637) as filed electronically with the SEC on December 20, 2005.

          (b)  Powers of Attorney  appointing  Mark F. Kemper,  Keith A. Weller,
               Joseph  J.  Allessie,  Mary  Capasso,  Michael  Calhoun,  Stephen
               Fleischer,  Eric  Sanders,  Tammie  Lee,  Bruce G. Leto,  Mark A.
               Sheehan  and Jana L.  Cresswell  attorneys-in-fact  and agents to
               Thomas  Disbrow  and  Kai  Sotorp  are  incorporated   herein  by
               reference  to  Post-Effective  Amendment  No. 54 to  Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on October 27, 2006.

(k)  Omitted Financial Statements.

     Not Applicable.

(l)  Initial Capital Agreements.

     (1)  Letter of  Understanding  Relating to Initial  Capital,  dated July 1,
          1992, is incorporated herein by reference to Post-Effective  Amendment
          No. 21 to  Registrant's  Registration  Statement  on Form  N-1A  (Nos.
          33-47287  and  811-6637)  as  filed  electronically  with  the  SEC on
          September 15, 1998.

(m)  Rule 12b-1 Plan.

     (1)  Form of Shareholder  Services Plan, dated October 29, 2001, as revised
          March  9,  2007,  relating  to Class A shares  of each  series  of the
          Registrant  is  incorporated  herein by  reference  to  Post-Effective
          Amendment No. 56 to Registrant's  Registration  Statement on Form N-1A
          (Nos. 33-47287 and 811-06637) as filed  electronically with the SEC on
          June 22, 2007.

     (2)  Form of Rule 12b-1 Plan  relating to the Class B shares of each series
          of  the   Registrant   is   incorporated   herein  by   reference   to
          Post-Effective Amendment No. 43 to Registrant's Registration Statement
          on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 28, 2004.

     (3)  Form of Rule 12b-1 Plan,  dated  October 29, 2001, as revised March 9,
          2007,  relating to the Class C shares of each series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and
          811-06637) as filed electronically with the SEC on June 22, 2007.

          (i)  Addendum  to Rule  12b-1 Plan  relating  to the Class C shares of each series of the Registrant is incorporated herein by reference to Post Effective  Amendment No. 55 to Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287 and  811-06637)  as filed electronically with the SEC on April 10, 2007.

          (ii) Form of  Addendum  to Rule  12b-1  Plan  relating  to the Class C shares of each  series of the  Registrant  is filed  herewith  as
               Exhibit No. EX-99(m)(3)(ii).

     (4)  Shareholder  Services Plan relating to Class A shares on behalf of the
          UBS Absolute Return Bond Fund is  incorporated  herein by reference to
          Post Effective Amendment No. 55 to Registrant's Registration Statement
          on Form N-1A (Nos.  33-47287 and  811-06637)  as filed  electronically with the SEC on April 10, 2007.

     (5)  Form of Shareholder Services Plan relating to Class A shares on behalf
          of  the  UBS   Absolute   Return   Bond   Fund   and   UBS  Tax   Free
          Short-Intermediate   Bond  Fund  is  filed  herewith  as  Exhibit  No.
          EX-99(m)(5).

(n)  Rule 18f-3 Plan.

     (1)  Amended  and  Restated  Multiple  Class Plan  pursuant  to Rule 18f-3, effective  as of December  14,  2004,  on behalf of each series of the
          Registrant  is  incorporated  herein by  reference  to  Post-Effective
          Amendment No. 44 to Registrant's  Registration  Statement on Form N-1A
          (Nos.  33-47287 and 811-6637) as filed  electronically with the SEC on
          December 21, 2004.

(p)  Codes of Ethics.

     (1)  Joint  Code of Ethics  of  Registrant,  the  investment  adviser,  the sub-adviser  and  the  principal  underwriter  of the  Registrant  are incorporated herein by reference to Post-Effective Amendment No. 54 to
          Registrant's  Registration  Statement on Form N-1A (Nos.  33-47287 and
          811-6637) as filed electronically with the SEC on October 27, 2006.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

None.

ITEM 25. INDEMNIFICATION

Under  the  terms  of  the  Delaware   Statutory  Trust  Act  ("DSTA")  and  the
Registrant's  Amended  and  Restated  Agreement  and  Declaration  of Trust,  as
amended, ("Declaration of Trust"), no officer or trustee of the Registrant shall have any liability to the Registrant,  its shareholders,  or any other party for damages,  except to the extent such  limitation  of  liability  is  precluded by
Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust,
DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee,  beneficial  owner or other  person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees,  when acting in such capacity, from liability to any person other  than  the  Registrant  or  beneficial  owner  for any  act,  omission  or obligation  of the  Registrant  or any  trustee  thereof,  except  as  otherwise provided in the Declaration of Trust.

Indemnification  of the Trustees and officers of the  Registrant is provided for in Article VII,  Sections 2 through 4 of the  Registrant's  Declaration of Trust effective as of September 28, 2004, as amended, as follows:

Section 2.  Indemnification and Limitation of Liability.  The Trustees shall not be  responsible  or liable in any event for any  neglect or  wrong-doing  of any officer,  agent,  employee,  Manager or Principal  Underwriter of the Trust, nor
shall any Trustee be  responsible  for the act or omission of any other Trustee, and,  subject to the  provisions of the Bylaws,  the Trust out of its assets may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims,  demands,  costs, losses,  expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee  or  officer  of the Trust;  provided  that  nothing  herein contained shall indemnify,  hold harmless or protect any Trustee or officer from or against  any  liability  to the Trust or any  Shareholder  to which he or she would otherwise be subject by reason of willful  misfeasance,  bad faith,  gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note,  bond,  contract,  instrument,  certificate or undertaking and every other act or thing  whatsoever  issued,  executed or done by or on behalf of the
Trust or the  Trustees  or any of them in  connection  with the  Trust  shall be conclusively  deemed  to have  been  issued,  executed  or done  only in or with respect  to  their or his or her  capacity  as  Trustees  or  Trustee,  and such
Trustees or Trustee shall not be personally liable thereon.

Section 3. Trustee's Good Faith Action,  Expert Advice,  No Bond or Surety.  The
exercise  by the  Trustees  of their  powers  hereunder  shall be  binding  upon everyone  interested in or dealing with the Trust.  A Trustee shall be liable to the Trust and to any Shareholder solely for his or her own willful  misfeasance, bad faith,  gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee  and shall not be liable for errors of judgment or mistakes  of fact or law.  The  Trustees  may take advice of counsel or other experts with respect to the meaning and operation of this  Declaration  of Trust and shall be under no liability for any act or omission in accordance  with such advice nor for failing to follow such advice. The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

Section 4.  Insurance.  The  Trustees  shall be entitled  and  empowered  to the fullest  extent  permitted by law to purchase  with Trust assets  insurance  for liability  and for all expenses,  reasonably  incurred or paid or expected to be paid by a Trustee or  officer in  connection  with any  claim,  action,  suit or proceeding in which he or she becomes  involved by virtue of his or her capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify  him or her against such  liability  under the  provisions  of this
Article.

Indemnification of Registrant's advisors,  custodian, transfer agent, accounting
services  provider,   administrator  and  distributor   against  certain  stated
liabilities is provided for in the following documents:

(a)  Each Series'  investment  advisory  agreement  between the  Registrant,  on behalf of the series, and UBS Global Asset Management  (Americas) Inc., all
     of which  are  incorporated  herein  by  reference  or filed  herewith,  as follows:

     (1)  Section 6 of the  Investment  Advisory  Agreement on behalf of the UBS
          International Equity Fund, dated April 25, 1995, as amended;

     (2)  Section 7 of the  Investment  Advisory  Agreement on behalf of the UBS
          U.S. Bond Fund, dated July 1, 2002;

     (3)  Section 7 of the  Investment  Advisory  Agreement on behalf of the UBS
          High Yield Fund, dated July 1, 2002;

     (4)  Section 7 of the  Investment  Advisory  Agreement on behalf of the UBS
          U.S. Equity Fund, dated July 1, 2002;

     (5)  Section 7 of the  Investment  Advisory  Agreement on behalf of the UBS
          U.S. Value Equity Fund, dated July 1, 2002;

     (6)  Section 7 of the  Investment  Advisory  Agreement on behalf of the UBS
          U.S. Large Cap Growth Fund, dated July 1, 2002;

     (7)  Section 7 of the  Investment  Advisory  Agreement on behalf of the UBS
          U.S. Small Cap Equity Fund, dated May 23, 2000, as amended;

     (8)  Section 7 of the  Investment  Advisory  Agreement on behalf of the UBS
          U.S. Small Cap Growth Fund, dated July 1, 2002;

     (9)  Section 7 of the  Investment  Advisory  Agreement on behalf of the UBS
          U.S. Real Estate Equity Fund, dated December 7, 2000, as amended;

     (10) Section 7 of the  Investment  Advisory  Agreement on behalf of the UBS
          Global Allocation Fund, dated July 1, 2002;

     (11) Section 7 of the  Investment  Advisory  Agreement on behalf of the UBS
          Global Bond Fund, dated July 1, 2002;

     (12) Section 7 of the  Investment  Advisory  Agreement on behalf of the UBS
          Global  Equity Fund,  dated July 1, 2002, as amended and restated July
          1, 2003;

     (13) Section 6 of the  Investment  Advisory  Agreement on behalf of the UBS
          Emerging Markets Debt Fund, dated December 10, 1998, as amended;

     (14) Section 6 of the  Investment  Advisory  Agreement on behalf of the UBS
          Emerging Markets Equity Fund, dated December 10, 1998, as amended;

     (15) Section 7 of the  Investment  Advisory  Agreement on behalf of the UBS
          Dynamic Alpha Fund;

     (16) Section 7 of the  Investment  Advisory  Agreement on behalf of the UBS
          Absolute Return Bond Fund;

     (17) Section 7 of the  Investment  Advisory  Agreement on behalf of the UBS
          U.S. Mid Cap Growth Equity Fund; and

     (18) Section 7 of the  Investment  Advisory  Agreement on behalf of the UBS
          U.S. Equity Alpha Fund.

     (19) Section 7 of the  Investment  Advisory  Agreement on behalf of the UBS
          Global Frontier Fund.

     (20) Section 7 of the  Investment  Advisory  Agreement on behalf of the UBS
          Tax Free Short-Intermediate Bond Fund.

(b)  Sections  I.8(a),  I.8(c)(iii),   I.10,  II.A.2,  II.B.5,  II.C.6,  III.1.,
     III.2.(b)  through  III.2.(e),  III.4.(e)  and  III.9.(b)  of the  Multiple
     Services  Agreement  dated May 9, 1997, as amended,  between Morgan Stanley
     Trust Company,  as succeeded by JPMorgan Chase Bank (formerly  known as The
     Chase Manhattan Bank) and the Registrant, on behalf of its series, which is incorporated herein by reference.

(c)  Section  9(a) of the  Principal  Underwriting  Contract  between UBS Global
     Asset Management (US) Inc.  (formerly known as Brinson Advisors,  Inc.) and the  Registrant on behalf of each series dated  November 5, 2001,  which is incorporated herein by reference.

(d)  Section 12 of the Transfer Agency and Related  Services  Agreement  between
     PFPC Inc.  and the  Registrant  on behalf of each series  dated  August 20,
     2001, which is incorporated herein by reference.

(e)  Sections 8 and 9 of the  Administration  Contract  between UBS Global Asset
     Management  (Americas)  Inc. and the  Registrant  on behalf of each series, which is incorporated herein by reference.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

UBS  Global  Asset  Management  (Americas)  Inc.  provides  investment  advisory services  consisting of portfolio  management for a variety of  individuals  and institutions.  For information as to any other business,  vocation or employment of a substantial  nature in which the Registrant's  investment  advisor and each officer of the Registrant's investment advisor is or has been engaged for his or her own account or in the capacity of director,  officer,  employee,  partner or trustee,  within the last two fiscal  years,  see UBS  Global  Asset  Management
(Americas) Inc.'s Form ADV (File #801-34910) filed under the Investment Advisers
Act of 1940, as amended, which is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITER

(a)  UBS  Global  AM (US)  serves as  principal  underwriter  for the  following investment companies:

     UBS Cashfund Inc.,
     UBS Index Trust,
     UBS Investment Trust,
     UBS Money Series,
     UBS Managed Municipal Trust,
     UBS Master Series, Inc.,
     Master Trust
     UBS Municipal Money Market Series,
     UBS RMA Money Fund, Inc.,
     UBS RMA Tax-Free Fund, Inc.,
     UBS Series Trust,
     Global High Income Fund Inc.,
     Insured Municipal Income Fund Inc.,
     Investment Grade Municipal Income Fund Inc.,
     Managed High Yield Plus Fund Inc.,
     Strategic Global Income Fund, Inc., and
     UBS PACE Select Advisors Trust
     SMA Relationship Trust
     Fort Dearborn Income Securities, Inc.

(b)  UBS  Global  AM  (US)  is  the  Registrant's  principal  underwriter.   The
     information  set forth below is furnished for those  directors and officers of UBS  Global  AM (US) who also  serve as  directors  or  officers  of the
     Registrant.

                                     Positions and Offices with       Positions and Offices with
Name and Business Address*                  Underwriter                    the Registrant
-------------------------------------------------------------------------------------------------------
Kai Sotorp**                         Head of the Americas for UBS             President
                                      Global Asset Management, a
                                        member of the UBS Group
                                    Managing Board and a member of
                                         the UBS Global Asset
                                    Management Executive Committee

Joseph J. Allessie*                   Director and Deputy General         Vice President and
                                       Counsel of UBS Global AM          Assistant Secretary

Andrew Shoup*                        Managing Director and Head of     Vice President and Chief
                                    Global Treasury Administration        Operating Officer
                                              Department

Thomas Disbrow*                      Director and Head of the U.S.   Vice President and Treasurer
                                         Mutual Fund Treasury
                                     Administration Department of
                                             UBS Global AM

Mark F. Kemper**                      Managing Director, General     Vice President and Secretary
                                     Counsel and Secretary of UBS
                                               Global AM

Joanne Kilkeary*                    Director and Senior Manager of        Vice President and
                                     the U.S. Mutual Fund Treasury       Assistant Treasurer
                                     Administration Department of
                                             UBS Global AM

Michael Flook *                      Associate Director and Senior        Vice President and
                                      Manager of the U.S. Mutual         Assistant Treasurer
                                     Fund Treasury Administration
                                      Department of UBS Global AM

Joseph McGill*                        Managing Director and Chief      Vice President and Chief
                                       Compliance Officer of UBS          Compliance Officer
                                               Global AM

Eric Sanders*                       Director and Associate General        Vice President and
                                       Counsel of UBS Global AM          Assistant Secretary

Tammie Lee*                         Director and Associate General        Vice President and
                                       Counsel of UBS Global AM          Assistant Secretary

Keith A. Weller*                     Executive Director and Senior        Vice President and
                                     Associate General Counsel of        Assistant Secretary
                                             UBS Global AM

Nancy Osborn*                        Associate Director and Senior        Vice President and
                                      Manager of the U.S. Mutual         Assistant Treasurer
                                     Fund Treasury Administration
                                      Department of UBS Global AM

Steven LeMire*                      Director and Senior Manager of        Vice President and
                                     the U.S. Mutual Fund Treasury       Assistant Treasurer
                                     Administration Department of
                                             UBS Global AM

(c)      Not Applicable.

*    This person's  business address is 51 West 52nd Street,  New York, New York
     10019-6114.

**   This person's business address is One North Wacker Drive, Chicago, Illinois
     60606.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All  accounts,  books and other  documents  required to be maintained by Section
31(a) [15 U.S.C.  80a-3-(a)]  and rules under that  section,  are  maintained by
JPMorgan  Chase Bank  ("JPMorgan  Chase"),  270 Park Avenue,  New York, New York
10017 with the  exception of those  maintained  by the  Registrant's  investment advisor,  UBS Global Asset  Management  (Americas) Inc., One North Wacker Drive,
Chicago, IL, 60606.

JPMorgan  Chase  provides  general  sub-administrative,   accounting,  portfolio
valuation, and custodian services to the Registrant,  including the coordination and  monitoring  of any  third-party  service  providers  and maintains all such records relating to these services.

ITEM 29. MANAGEMENT SERVICES

There are no  management  related  service  contracts not discussed in Part A or
Part B.

ITEM 30. UNDERTAKINGS

Not Applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Act of 1933,  as amended (the
"Securities  Act") and the  Investment  Company  Act of 1940,  as  amended,  the
Registrant  has  duly  caused   Post-Effective   Amendment  No.  58/59  to  this
registration  statement  to be signed on its  behalf  by the  undersigned,  duly authorized, in the City of New York, and the State of New York on the 2nd day of
July 2008.

                                  THE UBS FUNDS

                                   By: /s/ Kai Sotorp
                                       Kai Sotorp*
                                       President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration  Statement has been signed  below by the  following  persons in the  capacities  and on the dates indicated:

Signature                         Title                             Date

/s/ Kai Sotorp                    President and Principal           July 2, 2008
Kai Sotorp*                       Executive Officer

/s/ Frank K. Reilly               Chairman and                      July 2, 2008
Frank K. Reilly*                  Trustee

/s/ Walter E. Auch                Trustee                           July 2, 2008
Walter E. Auch*

/s/ Edward M. Roob                Trustee                           July 2, 2008
Edward M. Roob*

/s/ Adela Cepeda                  Trustee                           July 2, 2008
Adela Cepeda*

/s/ J. Mikesell Thomas            Trustee                           July 2, 2008
J. Mikesell Thomas*

/s/ Thomas Disbrow                Treasurer and Principal           July 2, 2008
Thomas Disbrow*                   Accounting Officer

     * By:  /s/ Joseph J. Allessie
             Joseph J. Allessie, Attorney-in-Fact
             (Pursuant to Powers of Attorney incorporated herein by reference.)

                                 EXHIBITS INDEX

                                    EXHIBITS                                         EXHIBIT NO.
--------------------------------------------------------------------------------   ---------------
Form of Investment  Advisory Agreement between the Advisor and the Registrant on
behalf of the UBS Tax Free Short-Intermediate Bond Fund                             EX-99.d.20

Form of Amendment to Exhibit A to Administration Contract                           EX-99.h.1.ii

Form of  Addendum  to Rule  12b-1  Plan  relating  to the Class C shares of each
series of the Registrant                                                            EX-99.m.3.ii

Form of  Shareholder  Services  Plan relating to Class A shares on behalf of the
UBS Tax Free Short-Intermediate Bond Fund                                           EX-99.m.5